As filed with the Securities and Exchange        Registration No. 33-75988*
Commission on April 17, 2000                     Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 21 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
       ------
         X      on May 1, 2000 pursuant to paragraph (b) of Rule 485
       ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4                                             LOCATION - PROSPECTUS DATED
ITEM NO.            PART A (PROSPECTUS)                     MAY 1, 2000

   1      Cover Page..........................  Cover Page

   2      Definitions.........................  Not Applicable

   3      Synopsis............................  Contract Overview; Fee Table

   4      Condensed Financial Information.....  Condensed Financial Information;
                                                Appendix V - Condensed Financial
                                                Information

   5      General Description of Registrant,
          Depositor, and Portfolio
          Companies...........................  Other Topics - The Company;
                                                Variable Annuity Account C;
                                                Appendix IV - Description of
                                                Underlying Funds

   6      Deductions and Expenses.............  Fee Table; Fees

   7      General Description of Variable
          Annuity Contracts...................  Contract Overview; Other Topics

   8      Annuity Period......................  The Income Phase

   9      Death Benefit.......................  Death Benefit

  10      Purchases and Contract Value          Purchase; Your Account Value

  11      Redemptions.........................  Right to Cancel

  12      Taxes...............................  Taxation

  13      Legal Proceedings...................  Other Topics - Legal Matters and
                                                Proceedings

  14      Table of Contents of the Statement
          of Additional Information...........  Contents of the Statement of
                                                 Additional Information

                                                      LOCATION - STATEMENT OF
FORM N-4       PART B (STATEMENT OF ADDITIONAL       ADDITIONAL INFORMATION
ITEM NO.                 INFORMATION                   DATED MAY 1, 2000

  15       Cover Page..........................  Cover page

  16       Table of Contents...................  Table of Contents

  17       General Information and History.....  General Information and
                                                 History

  18       Services............................  General Information and
                                                 History; Independent
                                                 Auditors

  19       Purchase of Securities Being Offered  Offering and Purchase of
                                                 Contracts

  20       Underwriters........................  Offering and Purchase of
                                                 Contracts

  21       Calculation of Performance Data.....  Performance Data; Average
                                                 Annual Total Return
                                                 Quotations

  22       Annuity Payments....................  Income Phase Payments

  23       Financial Statements................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company



       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET I
Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as the investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET I
GET I seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE
The guarantee period for GET I will end on June 14, 2005, which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.





X.GETI75988-A                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET I guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:


 GET I Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)



                               Investment                            Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series I            0.60%              0.15%                    0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.




-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET I's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date), assuming a 5% annual return on the investment.(5)


-----------------------------
> THESE EXAMPLES ARE PURELY                  Example A                        Example B
  HYPOTHETICAL.                     If you withdraw your entire      If you withdraw your entire
> THEY SHOULD NOT BE                account value at the end of      account value at the end of
  CONSIDERED A REPRESENTATION       the periods shown, you would     the periods shown, you would
  OF PAST OR FUTURE EXPENSES        pay the following expenses,      pay the following expenses,
  OR EXPECTED RETURNS.              including any charge assessed    including any charge assessed
> ACTUAL EXPENSES AND/OR            under early withdrawal charge    under early withdrawal charge
  RETURNS MAY BE MORE OR LESS       Schedule A:                      Schedule B:
  THAN THOSE SHOWN BELOW.
-----------------------------
                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series I               $29      $88       $149          $80      $141     $194




                                           Example C                    Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select
                                    the periods shown, you would     an income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series I               $90      $130      $172          $29      $88      $149




-----------------------


(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET I guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET I Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES I)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000, through June 14, 2005, the maturity date.

POLICIES
Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.






X.GETI75988-A                                                           May 2000

                          VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company



       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET J
Series J of the Aetna GET Fund (GET J) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET J. Aeltus Investment Management, Inc. serves as the investment adviser to GET J.

We will offer GET J shares only during its offering period, which is scheduled to run from June 15, 2000 through the close of business on September 13, 2000. GET J may not be available under your contract, your plan or in your state. Please read the GET J prospectus for a more complete description of GET J, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET J
GET J seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET J's guarantee period runs from September 14, 2000 through September 13, 2005. During the offering period, all GET J assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.



THE GET FUND GUARANTEE

The guarantee period for GET J will end on September 13, 2005, which is GET J's maturity date. The Company guarantees that the value of an accumulation unit of the GET J subaccount under the contract on the maturity date (as valued after the close of business on September 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET J subaccount to make up the difference. This means that if you remain invested in GET J until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET J as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET J subaccount. The value of dividends and distributions made by GET J throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET J investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET J before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.



MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET J. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET J amounts. If you do not make a choice, on the maturity date we will transfer your GET J amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET J amounts to the fund or funds designated by the Company.




X.GETJ75988-0                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET J guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET J investment option:




 GET J Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:



Aetna GET Fund Series J Annual Expenses

(As a percentage of the average net assets)




                               Investment                            Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   --------------------------------
Aetna GET Fund Series J          0.60%              0.15%                      0.75%



For more information regarding expenses paid out of assets of the fund, see the GET J prospectus.



-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.


(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET J and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET J's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET J's other expenses in order to ensure that GET J's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET J's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES J

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET J investment option under the contract (until GET J's maturity date), assuming a 5% annual return on the investment.(5)



------------------------------
> THESE EXAMPLES ARE PURELY                  Example A                      Example B
  HYPOTHETICAL.                     If you withdraw your entire      If you withdraw your entire
> THEY SHOULD NOT BE                account value at the end of      account value at the end of
  CONSIDERED A REPRESENTATION       the periods shown, you would     the periods shown, you would
  OF PAST OR FUTURE EXPENSES        pay the following expenses,      pay the following expenses,
  OR EXPECTED RETURNS.              including any charge assessed    including any charge assessed
> ACTUAL EXPENSES AND/OR            under early withdrawal charge    under early withdrawal charge
  RETURNS MAY BE MORE OR LESS       Schedule A:                      Schedule B:
  THAN THOSE SHOWN BELOW.
-----------------------------
                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series J              $29      $88       $149          $80      $141      $194




                                             Example C                      Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select an
                                    the periods shown, you would     income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series J               $90      $130      $172           $29      $88      $149




-----------------------


(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET J guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET J Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


AETNA GET FUND (SERIES J)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from September 14, 2000, through September 13, 2005, the maturity date.


POLICIES

Prior to September 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS

The principal risks of investing in Series J are those generally attributable to stock and bond investing. The success of Series J's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series J invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series J assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series J would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series J assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series J's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.


X.GETJ75988-0                                                    May 2000

                          VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company



       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET K
Series K of the Aetna GET Fund (GET K) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET K. Aeltus Investment Management, Inc. serves as the investment adviser to GET K.

We will offer GET K shares only during its offering period, which is scheduled to run from September 14, 2000 through the close of business on December 13, 2000. GET K may not be available under your contract, your plan or in your state. Please read the GET K prospectus for a more complete description of GET K, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET K
GET K seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET K's guarantee period runs from December 14, 2000 through December 13, 2005. During the offering period, all GET K assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.



THE GET FUND GUARANTEE

The guarantee period for GET K will end on December 13, 2005, which is GET K's maturity date. The Company guarantees that the value of an accumulation unit of the GET K subaccount under the contract on the maturity date (as valued after the close of business on December 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET K subaccount to make up the difference. This means that if you remain invested in GET K until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET K as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET K subaccount. The value of dividends and distributions made by GET K throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET K investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET K before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.



MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET K. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET K amounts. If you do not make a choice, on the maturity date we will transfer your GET K amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET K amounts to the fund or funds designated by the Company.




X.GETK75988-0                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET K guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET K investment option:




 GET K Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:



Aetna GET Fund Series K Annual Expenses

(As a percentage of the average net assets)




                               Investment                           Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series K          0.60%              0.15%                     0.75%



For more information regarding expenses paid out of assets of the fund, see the GET K prospectus.





-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.


(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET K and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET K's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET K's other expenses in order to ensure that GET K's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET K's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES K

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET K investment option under the contract (until GET K's maturity date), assuming a 5% annual return on the investment.5



-------------------------------              Example A                    Example B
> THESE EXAMPLES ARE PURELY         If you withdraw your entire      If you withdraw your entire
  HYPOTHETICAL.                     account value at the end of      account value at the end of
> THEY SHOULD NOT BE                the periods shown, you would     the periods shown, you would
  CONSIDERED A REPRESENTATION       pay the following expenses,      pay the following expenses,
  OF PAST OR FUTURE EXPENSES        including any charge assessed    including any charge assessed
  OR EXPECTED RETURNS.              under early withdrawal charge    under early withdrawal charge
> ACTUAL EXPENSES AND/OR            Schedule A:                      Schedule B:
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.
-------------------------------      1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series K               $29      $88      $149           $80      $141      $194




                                             Example C                    Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select an
                                    the periods shown, you would     income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------   -------- --------- --------
Aetna GET Fund Series K               $90      $130      $172          $29      $88      $149



-----------------------
(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET K guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET K Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:



AETNA GET FUND (SERIES K)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 14, 2000, through December 13, 2005, the maturity date.


POLICIES

Prior to December 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS

The principal risks of investing in Series K are those generally attributable to stock and bond investing. The success of Series K's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series K invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series K assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series K would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series K assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series K's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.



X.GETK75988-0                                                           May 2000

                            Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna
        Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna
        Growth and Income VP
Aetna High Yield VP*
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a
        Aetna Money Market VP
Aetna Real Estate Securities VP*
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products
        Fund (VIP) Equity-Income Portfolio
Fidelity Variable Insurance Products
        Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products
        Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products
        Fund II (VIP II) Contrafund[RegTM]
        Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc.(PPI) MFS
        Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS
        Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS
        Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder
        International Growth Portfolio
Portfolio Partners, Inc. (PPI) T. Rowe
        Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are individual deferred fixed or variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under section 408(k). The contracts are not currently available as a Simple IRA under section 408(p).

     Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

     Table of Contents . . . page 3

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated With Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, Appendix IV-- Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the May 1, 2000 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information including, this prospectus and SAI, are available on the EDGAR Database on the SEC's website, www.sec.gov, or at the SEC's public reference room in Washington, DC. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the Guaranteed Accumulation Account prospectus, if applicable. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

*Effective May 15, 2000, transfers or deposits are not allowed into the subaccounts investing in these funds except those made pursuant to standing instructions (e.g., dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."

--------------------------------------------------------------------------------

Fixed Interest Options.

> Guaranteed Interest Account

> Fixed Account

> Guaranteed Accumulation Account (available in New York only)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments.

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investments. After that date we will only accept deposits into the subaccounts investing in those funds if they are made pursuant to standing instructions (e.g., dollar cost averaging) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. You will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. We do not believe that the substitution will create any tax liability.

Transfer Rights. At any time prior to the date of substitution, you may transfer your accumulated values from the subaccount investing in substituted funds into any other investment options available under the contract and no transfer fees or other charges will be imposed. From and after the date of substitution, you may, if you had values transferred from a subaccount as a result of a substitution, transfer among any of the remaining investment options in accordance with the terms of the contract and free of any transfer fees and charges. Any such transfer will not be counted as one of the free transfers permitted per calendar year, provided that the transfer occurs prior to, or within 90 days after, the subsitution.

Surrender Rights. If you had shares substituted and elect to make a surrender under the contract (if permitted by applicable tax law) within 30 days after the date of the substitution, we will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. If you exercise this surrender right you may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. You should seek qualified tax advice before exercising their surrender rights.


These contracts are not deposits with, obligations of, or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including possible loss of the principal amount invested.

                          TABLE OF CONTENTS


 Contract Overview ........................................ 4
 Contract Design
 1994 Contracts and 1992 Contracts
 Contract Facts
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Contract Phases: The Accumulation Phase, The Income Phase



Fee Table ..................................  6
Condensed Financial Information ............ 12
Investment Options ......................... 12
Transfers Among Investment Options ......... 13
Purchase ................................... 15
Right to Cancel ............................ 16
Fees ....................................... 17
Your Account Value ......................... 21
Withdrawals ................................ 23
Systematic Distribution Options ............ 25
Death Benefit .............................. 26
The Income Phase ........................... 27
Taxation ................................... 31
Other Topics ............................... 35



The Company -- Variable Annuity Account C -- Contract Distribution -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modification -- Involuntary Terminations -- Legal Matters and Proceedings



Contents of the Statement of Additional Information ......... 39
Appendix I -- Guaranteed Interest Account ................... 40
Appendix II -- Fixed Account ................................ 41
Appendix III -- Guaranteed Accumulation Account ............. 42
Appendix IV -- Description of Underlying Funds .............. 44
Appendix V -- Condensed Financial Information ............... 66

[sidebar]

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

Aetna Financial Services
Individual Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258

1-800-262-3862


Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

[end sidebar]

Contract Overview
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
Contract Design
--------------------------------------------------------------------------------

The contracts described in this prospectus are individual, deferred, fixed or variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.


--------------------------------------------------------------------------------
1994 Contracts and 1992 Contracts
--------------------------------------------------------------------------------
Throughout the prospectus we refer to 1994 contracts and 1992 contracts.


1994 Contracts. We began selling these contracts in 1994 and we are currently selling these contracts. You have a 1994 contract if your contract form number, located on the bottom of the first and last page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97 or IRA-CDA-98.



1992 Contracts. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom of the first and last page of your contract, begins with the letters IP-CDA-IB.


--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases
--------------------------------------------------------------------------------


I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account C
Interest
 Options                 Variable Investment Options

---------



              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                    Step 3
              ----------------------
                Mutual     Mutual
                Fund A     Fund B
              ----------------------

STEP 2: You direct us to
invest your purchase payment in one or more of the following investment options:

(a) Fixed Interest Options; or

(b) Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract) When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

> Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provide for payments to your beneficiary;
  or

> Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown below do not reflect any premium tax that may apply.


Maximum Transaction Fees

Early Withdrawal Charge. (As a percentage of the amount withdrawn.)1 See "Fees -- Early Withdrawal Charge" for a description of which early withdrawal charge schedule applies to each contract.


                Schedule A
------------------------------------------
 Contract Years   Early Withdrawal Charge
 Fewer than 1                1%
 1 or more                   0%

                       Schedule B
--------------------------------------------------------
 Contract Years                 Early Withdrawal Charge
 Less than 5                               5%
 5 or more but fewer than 6                4%
 6 or more but fewer than 7                3%
 7 or more but fewer than 8                2%
 8 or more but fewer than 9                1%
 9 or more                                 0%

                       Schedule C
--------------------------------------------------------
 Contract Years                 Early Withdrawal Charge
 Less than 2                               6%
 2 or more but fewer than 3                5%
 3 or more but fewer than 4                4%
 4 or more but fewer than 5                3%
 5 or more but fewer than 6                2%
 6 or more but fewer than 7                1%
 7 or more                                 0%

Annual Maintenance Fee................................................$25.002

Transfer Charge........................................................$0.003


Maximum Fees Deducted from Investments in the Separate Account
(Daily deductions equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)


Mortality and Expense Risk Charge......................................1.25%4


Administrative Expense Charge....................................0.00%-0.25%5
                                                                       ------



Total Separate Account Expenses..................................1.25%-1.50%
                                                                       ======

[sidebar]
In this Section:

> Maximum Transaction Fees


> Maximum Fees Deducted from Investments in the Separate Account


> Fees Deducted by the Funds


> Hypothetical Examples

Also see the "Fees" section for:


> How, When and Why Fees are Deducted

> Reduction, Waiver and/or Elimination of Certain Fees

> Premium and Other Taxes


Also see "The Income Phase" section for:


> Fees During the Income  Phase
[end sidebar]
 6

1 The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to a contract. See "Fees -- Early Withdrawal Charge."

2 The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See "Fees -- Annual Maintenance Fee."

3 During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

4 This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 1994 contracts, which we currently sell, this charge may be reduced to 1.15% under certain circumstances. See "Fees -- Mortality and Expense Risk Charge."

5 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees -- Administrative Expense Charge."

Fees Deducted by the Funds
Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


How Fees are Deducted. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 1999.


                              Fund Expense Table

                                                                                Total Fund                      Net Fund
                                                                                  Annual                         Annual
                                                                                 Expenses                       Expenses
                                                    Investment                    Without         Total          After
                                                     Advisory        Other      Waivers or     Waivers and     Waivers or
Fund Name                                             Fees(1)      Expenses     Reductions      Reductions     Reductions
------------------------------------------------   ------------   ----------   ------------   -------------   -----------
Aetna Ascent VP(2)                                    0.60%         0.14%         0.74%            0.00%         0.74%
Aetna Balanced VP, Inc.                               0.50%         0.09%         0.59%              --          0.59%
Aetna Bond VP                                         0.40%         0.09%         0.49%              --          0.49%
Aetna Crossroads VP(2)                                0.60%         0.14%         0.74%            0.04%         0.70%
Aetna Growth VP(2)                                    0.60%         0.11%         0.71%            0.00%         0.71%
Aetna Growth and Income VP                            0.50%         0.08%         0.58%              --          0.58%
Aetna High Yield VP(2)                                0.65%         0.48%         1.13%            0.33%         0.80%
Aetna Index Plus Large Cap VP(2)                      0.35%         0.10%         0.45%            0.00%         0.45%
Aetna Index Plus Mid Cap VP(2)                        0.40%         0.40%         0.80%            0.20%         0.60%
Aetna Index Plus Small Cap VP(2)                      0.40%         0.50%         0.90%            0.30%         0.60%
Aetna International VP(2)                             0.85%         0.77%         1.62%            0.47%         1.15%
Aetna Legacy VP(2)                                    0.60%         0.15%         0.75%            0.10%         0.65%
Aetna Money Market VP                                 0.25%         0.09%         0.34%              --          0.34%
Aetna Real Estate Securities VP(2)                    0.75%         0.74%         1.49%            0.54%         0.95%
Aetna Small Company VP(2)                             0.75%         0.13%         0.88%            0.00%         0.88%
Aetna Technology VP(2)(3)                             0.95%         0.25%         1.20%            0.05%         1.15%
Aetna Value Opportunity VP(2)                         0.60%         0.13%         0.73%            0.00%         0.73%
AIM V.I. Capital Appreciation Fund                    0.62%         0.11%         0.73%              --          0.73%
AIM V.I. Growth Fund                                  0.63%         0.10%         0.73%              --          0.73%
AIM V.I. Growth and Income Fund                       0.61%         0.16%         0.77%              --          0.77%
AIM V.I. Value Fund                                   0.61%         0.15%         0.76%              --          0.76%
Calvert Social Balanced Portfolio(4)                  0.70%         0.19%         0.89%            0.00%         0.89%
Fidelity VIP Equity-Income Portfolio(5)               0.48%         0.09%         0.57%              --          0.57%
Fidelity VIP Growth Portfolio(5)                      0.58%         0.08%         0.66%              --          0.66%
Fidelity VIP Overseas Portfolio(5)                    0.73%         0.18%         0.91%              --          0.91%
Fidelity VIP II Contrafund[RegTM] Portfolio(5)        0.58%         0.09%         0.67%              --          0.67%
Janus Aspen Aggressive Growth Portfolio(6)            0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Balanced Portfolio(6)                     0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Flexible Income Portfolio(6)              0.65%         0.07%         0.72%            0.00%         0.72%
Janus Aspen Growth Portfolio(6)                       0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Worldwide Growth Portfolio(6)             0.65%         0.05%         0.70%            0.00%         0.70%
Oppenheimer Global Securities Fund/VA                 0.67%         0.02%         0.69%              --          0.69%
Oppenheimer Strategic Bond Fund/VA                    0.74%         0.04%         0.78%              --          0.78%
PPI MFS Capital Opportunities Portfolio(7)            0.65%         0.25%         0.90%            0.00%         0.90%
PPI MFS Emerging Equities Portfolio(7)                0.67%         0.13%         0.80%            0.00%         0.80%
PPI MFS Research Growth Portfolio(7)                  0.70%         0.15%         0.85%            0.00%         0.85%
PPI Scudder International Growth Portfolio(7)         0.80%         0.20%         1.00%            0.00%         1.00%
PPI T. Rowe Price Growth Equity Portfolio(7)          0.60%         0.15%         0.75%            0.00%         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, the maximum administrative expense charge of 0.25% annually and an annual maintenance fee of $25 (converted to a percentage of assets equal to .078%). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or expected returns.
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples.




                                                             EXAMPLE A                              EXAMPLE B
                                              --------------------------------------- --------------------------------------
                                                If you withdraw your entire account    If you withdraw your entire account
                                              value at the end of the periods shown,  value at the end of the periods shown, you would pay the following expenses,  you would pay the following expenses,
                                                including any charge assessed under    including any charge assessed under
                                                early withdrawal charge Schedule A:    early withdrawal charge Schedule B:
                                              1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                $ 23     $ 72      $124      $265         $ 75     $127      $170      $265
Aetna Balanced VP, Inc.                        $ 22     $ 68      $116      $250         $ 73     $122      $162      $250
Aetna Bond VP                                  $ 21     $ 65      $111      $240         $ 72     $119      $157      $240
Aetna Crossroads VP                            $ 23     $ 72      $124      $265         $ 75     $127      $170      $265
Aetna Growth VP                                $ 23     $ 71      $122      $262         $ 75     $126      $168      $262
Aetna Growth and Income VP                     $ 22     $ 68      $116      $249         $ 73     $122      $162      $249
Aetna High Yield VP                            $ 27     $ 84      $143      $304         $ 79     $138      $188      $304
Aetna Index Plus Large Cap VP                  $ 21     $ 64      $109      $236         $ 72     $118      $156      $236
Aetna Index Plus Mid Cap VP                    $ 24     $ 74      $127      $271         $ 75     $128      $172      $271
Aetna Index Plus Small Cap VP                  $ 25     $ 77      $132      $281         $ 76     $131      $177      $281
Aetna International VP                         $ 32     $ 99      $167      $350         $ 83     $151      $211      $350
Aetna Legacy VP                                $ 24     $ 73      $124      $266         $ 75     $127      $170      $266
Aetna Money Market VP                          $ 19     $ 60      $104      $224         $ 71     $115      $150      $224
Aetna Real Estate Securities VP                $ 31     $ 95      $161      $338         $ 82     $148      $205      $338
Aetna Small Company VP                         $ 25     $ 77      $131      $279         $ 76     $131      $176      $279
Aetna Technology VP                            $ 28     $ 86      $147      $311         $ 79     $140      $191      $311
Aetna Value Opportunity VP                     $ 23     $ 72      $123      $264         $ 75     $126      $169      $264
AIM V.I. Capital Appreciation Fund             $ 23     $ 72      $123      $264         $ 75     $126      $169      $264
AIM V.I. Growth Fund                           $ 23     $ 72      $123      $264         $ 75     $126      $169      $264
AIM V.I. Growth and Income Fund                $ 24     $ 73      $125      $268         $ 75     $127      $171      $268
AIM V.I. Value Fund                            $ 24     $ 73      $125      $267         $ 75     $127      $171      $267
Calvert Social Balanced Portfolio              $ 25     $ 77      $131      $280         $ 76     $131      $177      $280
Fidelity VIP Equity-Income Portfolio           $ 22     $ 67      $115      $248         $ 73     $122      $161      $248
Fidelity VIP Growth Portfolio                  $ 23     $ 70      $120      $257         $ 74     $124      $166      $257
Fidelity VIP Overseas Portfolio                $ 25     $ 77      $132      $282         $ 76     $131      $178      $282
Fidelity VIP II Contrafund[RegTM] Portfolio    $ 23     $ 70      $120      $258         $ 74     $125      $166      $258
Janus Aspen Aggressive Growth Portfolio        $ 23     $ 70      $120      $258         $ 74     $125      $166      $258
Janus Aspen Balanced Portfolio                 $ 23     $ 70      $120      $258         $ 74     $125      $166      $258
Janus Aspen Flexible Income Portfolio          $ 23     $ 72      $123      $263         $ 75     $126      $169      $263
Janus Aspen Growth Portfolio                   $ 23     $ 70      $120      $258         $ 74     $125      $166      $258
Janus Aspen Worldwide Growth Portfolio         $ 23     $ 71      $122      $261         $ 74     $125      $168      $261
Oppenheimer Global Securities Fund/VA          $ 23     $ 71      $121      $260         $ 74     $125      $167      $260
Oppenheimer Strategic Bond Fund/VA             $ 24     $ 74      $126      $269         $ 75     $128      $172      $269
PPI MFS Capital Opportunities Portfolio        $ 25     $ 77      $132      $281         $ 76     $131      $177      $281
PPI MFS Emerging Equities Portfolio            $ 24     $ 74      $127      $271         $ 75     $128      $172      $271
PPI MFS Research Growth Portfolio              $ 25     $ 76      $129      $276         $ 76     $130      $175      $276
PPI Scudder International Growth Portfolio     $ 26     $ 80      $137      $291         $ 77     $134      $182      $291
PPI T. Rowe Price Growth Equity Portfolio      $ 24     $ 73      $124      $266         $ 75     $127      $170      $266

> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples.
                                                             EXAMPLE C                              EXAMPLE D
                                              --------------------------------------- --------------------------------------
                                                                                        If you leave your entire account value
                                              If you withdraw your entire account       invested or if you select an income phase
                                              value at the end of the periods shown,    payment option at the end of the periods
                                              you would pay the following expenses,     shown, you would pay the following
                                              including any charge assessed under       expenses, (no early withdrawal charge is
                                              early withdrawal charge Schedule C:       reflected):*
                                              1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                $ 85     $116      $147      $265         $ 23     $ 72      $124      $265
Aetna Balanced VP, Inc.                        $ 84     $111      $139      $250         $ 22     $ 68      $116      $250
Aetna Bond VP                                  $ 83     $108      $134      $240         $ 21     $ 65      $111      $240
Aetna Crossroads VP                            $ 85     $116      $147      $265         $ 23     $ 72      $124      $265
Aetna Growth VP                                $ 85     $115      $145      $262         $ 23     $ 71      $122      $262
Aetna Growth and Income VP                     $ 84     $111      $139      $249         $ 22     $ 68      $116      $249
Aetna High Yield VP                            $ 89     $127      $166      $304         $ 27     $ 84      $143      $304
Aetna Index Plus Large Cap VP                  $ 82     $107      $132      $236         $ 21     $ 64      $109      $236
Aetna Index Plus Mid Cap VP                    $ 86     $117      $150      $271         $ 24     $ 74      $127      $271
Aetna Index Plus Small Cap VP                  $ 87     $120      $155      $281         $ 25     $ 77      $132      $281
Aetna International VP                         $ 93     $141      $189      $350         $ 32     $ 99      $167      $350
Aetna Legacy VP                                $ 85     $116      $147      $266         $ 24     $ 73      $124      $266
Aetna Money Market VP                          $ 81     $104      $127      $224         $ 19     $ 60      $104      $224
Aetna Real Estate Securities VP                $ 92     $137      $183      $338         $ 31     $ 95      $161      $338
Aetna Small Company VP                         $ 86     $120      $154      $279         $ 25     $ 77      $131      $279
Aetna Technology VP                            $ 89     $129      $169      $311         $ 28     $ 86      $147      $311
Aetna Value Opportunity VP                     $ 85     $115      $146      $264         $ 23     $ 72      $123      $264
AIM V.I. Capital Appreciation Fund             $ 85     $115      $146      $264         $ 23     $ 72      $123      $264
AIM V.I. Growth Fund                           $ 85     $115      $146      $264         $ 23     $ 72      $123      $264
AIM V.I. Growth and Income Fund                $ 85     $117      $148      $268         $ 24     $ 73      $125      $268
AIM V.I. Value Fund                            $ 85     $116      $148      $267         $ 24     $ 73      $125      $267
Calvert Social Balanced Portfolio              $ 87     $120      $154      $280         $ 25     $ 77      $131      $280
Fidelity VIP Equity-Income Portfolio           $ 84     $111      $138      $248         $ 22     $ 67      $115      $248
Fidelity VIP Growth Portfolio                  $ 84     $113      $143      $257         $ 23     $ 70      $120      $257
Fidelity VIP Overseas Portfolio                $ 87     $121      $155      $282         $ 25     $ 77      $132      $282
Fidelity VIP II Contrafund[RegTM] Portfolio    $ 84     $114      $143      $258         $ 23     $ 70      $120      $258
Janus Aspen Aggressive Growth Portfolio        $ 84     $114      $143      $258         $ 23     $ 70      $120      $258
Janus Aspen Balanced Portfolio                 $ 84     $114      $143      $258         $ 23     $ 70      $120      $258
Janus Aspen Flexible Income Portfolio          $ 85     $115      $146      $263         $ 23     $ 72      $123      $263
Janus Aspen Growth Portfolio                   $ 84     $114      $143      $258         $ 23     $ 70      $120      $258
Janus Aspen Worldwide Growth Portfolio         $ 85     $115      $145      $261         $ 23     $ 71      $122      $261
Oppenheimer Global Securities Fund/VA          $ 85     $114      $144      $260         $ 23     $ 71      $121      $260
Oppenheimer Strategic Bond Fund/VA             $ 85     $117      $149      $269         $ 24     $ 74      $126      $269
PPI MFS Capital Opportunities Portfolio        $ 87     $120      $155      $281         $ 25     $ 77      $132      $281
PPI MFS Emerging Equities Portfolio            $ 86     $117      $150      $271         $ 24     $ 74      $127      $271
PPI MFS Research Growth Portfolio              $ 86     $119      $152      $276         $ 25     $ 76      $129      $276
PPI Scudder International Growth Portfolio     $ 88     $123      $159      $291         $ 26     $ 80      $137      $291
PPI T. Rowe Price Growth Equity Portfolio      $ 85     $116      $147      $266         $ 24     $ 73      $124      $266



-----------------
* This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to examples A, B or C).

Condensed Financial Information


--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.


Investment Options


--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

     Selecting Investment Options

  o Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

  o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an option, even if you no longer have amounts allocated to it. For 1994 contracts, you may select no more than ten investment options at any one time.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).


"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.


> Shared--bought by more than one company.

> Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.



Transfers Among Investment Options
--------------------------------------------------------------------------------
During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See "The Income Phase."

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. The 1994 contract, which we currently sell, permits participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain investment options to one or more of the subaccounts you select. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Accumulation Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See the Guaranteed Accumulation Account prospectus for more information about dollar cost averaging from the Guaranteed Accumulation Account.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the "Contract Overview--
Questions: Contacting the Company" section.


Purchase
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:


> A traditional Individual Retirement Annuity (IRA) under Tax Code section
  408(b); or

> A Roth IRA under Tax Code section 408A.


The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).


Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative.

Acceptance or Rejection of your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Purchase Payment Methods.  The following purchase payment methods are allowed:

> Annual contributions. The initial purchase payment must be at least $1,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan.

> Rollovers or transfers from one or more of the following sources:
     o A traditional IRA under Tax Code section 408(b);
     o A Roth IRA under Tax Code section 408(a);
     o An individual retirement account under Tax Code section 408(a);
     o A tax-deferred annuity under Tax Code section 403(b); or
     o A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k).


Rollovers or transfers must be a minimum of $1,500, and subsequent rollovers or payments may be added as long as they meet our minimum requirements in place at that time.

Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.


Purchase in the State of New York. The 1994 contract, which we currently sell, is available in New York subject to regulatory approval. Upon regulatory approval the 1994 contract will be available in New York only if you purchase the contract with an internal rollover from another contract issued by us or one of our affiliates.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[sidebar]
Types of Fees

There are four types of fees or deductions which may affect your account:

> Transaction Fees
       o Early Withdrawal Charge
       o Annual Maintenance Fee
       o Transfer Charge


> Fees Deducted from Investments in the
       Separate Account

       o Mortality and Expense
         Risk Charge
       o Administrative Expense
         Charge

> Fees Deducted by the Funds
       o Investment Advisory Fees
       o Other Expenses

> Premium and Other Taxes
[end sidebar]

Fees


--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.


Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 81/2% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.


Early Withdrawal Charge Schedules
(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)


                Schedule A
------------------------------------------
Contract Years     Early Withdrawal Charge
 Fewer than 1                1%
 1 or more                   0%

Schedule A applies to 1994 contracts established with amounts that were transferred or rolled over from the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C) including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA, and Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Tax Code sections 401 and 403 qualified plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

                       Schedule B
--------------------------------------------------------
Contract Years                   Early Withdrawal Charge
 Less than 5                               5%
 5 or more but fewer than 6                4%
 6 or more but fewer than 7                3%
 7 or more but fewer than 8                2%
 8 or more but fewer than 9                1%
 9 or more                                 0%

Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

                       Schedule C
--------------------------------------------------------
Contract Years                   Early Withdrawal Charge
 Less than 2                               6%
 2 or more but fewer than 3                5%
 3 or more but fewer than 4                4%
 4 or more but fewer than 5                3%
 5 or more but fewer than 6                2%
 6 or more but fewer than 7                1%
 7 or more                                 0%

Schedule C applies to 1994 contracts established with amounts that were transferred from contracts issued by the Company in connection with Tax Code sections 401 and 403 qualified plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code sections 408 and 408A. Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

> Used to provide income phase payments to you;

> Paid due to your death;

> Withdrawn under a systematic distribution option (See "Systematic Distribution
  Options");

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

> Withdrawn in an amount of 10% or less of your account value, provided you are at least age 591/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.


Annual Maintenance Fee
Maximum Amount. $25.00


When/How. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.


Reduction or Elimination. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally for 1992 contracts, the maintenance fee is eliminated if your initial purchase payment was $10,000 or greater.


Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

> The size and type of group to whom the contract is offered; or

> The amount of expected purchase payments.


We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Transfer Charge

Amount. $0.00

During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. This charge on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Reduction. For 1994 contracts, which we currently sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

   (1) The contract has remained in the accumulation phase for ten years following the initial payment;
   (2) The initial payment is $250,000 or more; or
   (3) The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.


Administrative Expense Charge

Amount 0.00%

We currently do not impose this charge. We reserve the right, however, to charge up to 0.25% annually of your account value invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.


Fees Deducted by the Funds

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth on "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.


Premium and Other Taxes

Maximum Amount. Several states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or at the commencement of income phase payments to reflect the cost of premium taxes in our income phase payment rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value


--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:
> The current dollar value of amounts invested in the subaccounts; plus

> The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus


> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for Aetna GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As an hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.




           ------------------------
            $5,000 Purchase Payment           Step 1: You make an initial
           ------------------------           purchase payment of $5000.

              Step 1 [arrow down]             Step 2:

--------------------------------------------  A. You direct us to invest $3,000 in Fund A. The purchase payment
   Aetna Life Insurance and Annuity Company      purchases 300 accumulation
                                                 units of Subaccount A ($3,000
--------------------------------------------     divided by the current $10 AUV).
             Step 2 [arrow down]              B. You direct us to invest $2,000
 -------------------------------------------     in Fund B. The purchase payment
                                                 purchases 80 accumulation units
          Variable Annuity Account C             of Subaccount B ($2,000 divided
                                                 by the current $25 AUV).
--------------------------------------------

   Subaccount A     Subaccount B     Etc.     Step 3: The separate account
   300              80                        purchases shares of the applicable
   accumulation     accumulation              funds at the then current market
   units            units                     value (net asset value or NAV).

             Step 3 [arrow down]
   ----------------      ----------------
       Mutual                 Mutual
       Fund A                 Fund B
   ----------------      ----------------



Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[sidebar]
Taxes, Fees and Other Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")


> Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment (see Appendix III and the Guaranteed Accumulation
 Account prospectus)


> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")


To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company.""

[end sidebar]

Withdrawals

--------------------------------------------------------------------------------
    You may withdraw all or a portion of your account value at any time during the accumulation phase.


Steps for Making a Withdrawal

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account, the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

> Properly complete a disbursement form and submit it to our Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.


Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

[sidebar]
Features of a Systematic Distribution Option
A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[end sidebar]

Systematic Distribution Options

--------------------------------------------------------------------------------
The following systematic distribution options may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law generally at age 701/2 and pay you that amount once a year. ECO is not available under Roth IRA contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. If ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[sidebar]
This section provides information about the death benefit during the accumulation phase.
For death benefit
information applicable to
the income phase, see "The Income Phase."
[end sidebar]


Death Benefit
--------------------------------------------------------------------------------
During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.


Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law. .

For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

> Lump-sum payment;

> Payment in accordance with any of the available income phase payment options
  (see "The Income Phase"); or

> If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leave the account value invested in the contract; or

> For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."


Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[sidebar]
We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase


Annuity Option--Income Phase Payment Option


Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments
[end sidebar]

The Income Phase

--------------------------------------------------------------------------------
   During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of the following:

> Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments selected, (if any) and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 31/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

Selecting Subaccounts. The subaccounts currently available during the income phase are: The Aetna Growth and Income VP, the Aetna Bond VP and the Aetna Balanced VP, Inc. Prior to selecting a subaccount, review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.


Minimum Payment Amounts. For 1994 contracts, which we currently sell, the income phase payment option you select must result in one of the following:

> A first income phase payment of at least $50; or

> Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.


For 1992 contracts the payment option you select must result in one of the following:


> A first payment of at least $20; or

> Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed, must not exceed 95. Certain tax rules may also limit length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See "Taxation."

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Income Phase Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.


Terms to Understand:


Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.



-----------------------------------------------------------------------------------------------------------------------
                                                   Lifetime Payment Options
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
 Life Income      Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.
 Life Income--    Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed       guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments         beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                  Continuing Payments: When you select this option you choose for either:
                  (a) 100%, 662/3% or 50% of the payment to continue to the surviving annuitant after the first
 Life Income--    death; or
 Two Lives        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                  of the payment will continue to the second annuitant on the annuitant's death.
                  Death Benefit--None: All payments end upon the deaths of both annuitants.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.
                  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Life Income--    death.
 Two Lives--      Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Guaranteed       payments have all been paid, we will continue to pay the beneficiary the remaining payments,
 Payments         unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------
                                               Nonlifetime Payment Option
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: You may select payments for 3 through 30 years under 1992 contracts or 5 through 30 years under 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).
 Nonlifetime--    Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed       guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments         beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------
Lump-Sum Payments: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may  request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A  lump sum elected before five years (for 1994 contracts) or three years (for 1992 contracts)
of payments have been  completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early  withdrawal charge. See "Fees--Early Withdrawal Charge."
-----------------------------------------------------------------------------------------------------------------------



Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table below, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments.)

[sidebar]
In This Section

> Introduction

> Taxation of Gains Prior to Distribution

> Contract Type

> Withdrawals and Other Distributions

> 10% Penalty Tax

> Withholding for Federal Income Tax Liability

> Minimum Distribution Requirements

> Assignment or Transfer of Contracts


> Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[end sidebar]

Taxation
--------------------------------------------------------------------------------


Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:


> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.


Taxation of Gains Prior to Distribution
You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax qualified retirement arrangements under Tax Code sections 408(b) and 408A also generally defer payment of taxes until they are withdrawn. (See "Taxation of Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Contract Type
The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

The Contract. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 408(a), 401(k), or 403(b) plan, the distribution is transferred to another plan of the same type; or

> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

> Made after you attain age 59 1/2, die, become disabled as defined in the Tax
  Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.


The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:

> You have attained age 59 1/2;

> You have become disabled as defined in the Tax Code;

> You have died;

> The distribution is rolled over in accordance with the Tax Code;

> The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary;

> The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;

> The distribution is used to pay for health insurance premiums for certain unemployed individuals;

> The amount withdrawn is for a qualified first-time home purchase; or

> The amount withdrawn is for higher education expenses.


These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:


> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
 or

> Distribution amounts.


Start Date. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 701/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:


> Over your life or the joint lives of you and your beneficiary; or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.


50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. The following applies to 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract; or


> Before you begin receiving such distributions.


If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending on:


> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

> Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following time-frames:

> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or

> December 31 of the calendar year in which you would have attained age 701/2.


Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Assignment or Transfer of Contracts

Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.


Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company


We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156

Variable Annuity Account C
We established Variable Annuity Account C (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of "separate account" under the federal securities laws.


The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.


Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Contract Distribution

We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the Securities and Exchange

Commission and we are a member of the National Association of Securities Dealers, Inc. (NASD).

As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contract directly. All persons offering and selling the contract must be registered representatives of the distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to contract holders in connection with their contract.

Payment of Commissions. Persons offering and selling the contracts may receive commissions in connection with the sale of the contract. The maximum percentage amount that the Company will ever pay as commission with respect to any given purchase payment is with respect to those made during the first year of purchase payments under a contract. The percentage amount will range from 2% to 4% of those purchase payments. The Company may also pay renewal commissions on purchase payments made after the first year and service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may also reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from purchase payments.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

> During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and

> Non-standardized average annual total returns.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in the "Contract Overview--Questions: Contacting the Company" section.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.


The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.


> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay your full account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see Appendix I. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Contents of the Statement
of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:


General Information and History ..............................  2

Variable Annuity Account C ...................................  2

Offering and Purchase of Contracts ...........................  3

Performance Data .............................................  3

Income Phase Payments ........................................ 11

Sales Material and Advertising ............................... 12

Independent Auditors ......................................... 13

Financial Statements of the Separate Account .................S-1

Financial Statements of Aetna Life Insurance and Annuity
Company and Subsidiaries .....................................F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                  Appendix I
                          Guaranteed Interest Account
                 (availability subject to regulatory approval)

--------------------------------------------------------------------------------
The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in either the Company's general account or a nonunitized separate account of the Company, as described below.

General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.


Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics - Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.


During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

>Short-Term Classification--Three years or less

>Long-Term Classification--Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to the Company's General Account. Amounts allocated to short-term classifications of GIA prior to September 1, 1998 were deposited into the Company's general account supporting insurance and annuity obligations. These amounts will remain invested in the general account until the end of their guaranteed terms. On or after September 1, 1998, the only new amounts allocated to the Company's general account are amounts allocated or rolled over to short-term classifications of GIA under contracts that had not yet received the necessary state approval to deposit those amounts in the Company's separate account. The assets of the Company's general account are chargeable with liabilities arising out of any other business of the Company.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to long-term classifications of GIA, and except as noted above, amounts allocated to or rolled over to short-term classifications of GIA on or after September 1, 1998, will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.


Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.


Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

                                  Appendix II
                                 Fixed Account
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------
General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contracts.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

> Additional information about this option may be found in the contract.

Interest Rates.


> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Interest rate guarantees are based on the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or

(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:


(a) Your account value in the Fixed Account is $2,000; or less
(b) You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

                                 Appendix III
                        Guaranteed Accumulation Account
                          (offered in New York only)

--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts pertaining to GAA. Review the GAA prospectus before investing in this option.


General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your sales representative or our Home Office to learn:


> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract. The interest rate guarantees are based on the Company's claims-paying ability.


Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:


> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

> Tax Penalties and/or Tax Withholding. See "Taxation";

> Early Withdrawal Charge. See "Fees"; or

> Maintenance Fee. See "Fees".


We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn what terms are currently being offered.


                                                                     continued >

In general we offer the following guaranteed terms:


> Short Term--three years or fewer; and

> Long Term--ten years or less, but greater than three years.


At the end of a guaranteed term you may:


> Transfer dollars to a new guaranteed term;

> Transfer dollars to other available investment options; or

> Withdraw dollars.


Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

Transfers. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


The Income Phase. GAA can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your GAA account dollars to any of the subaccounts available during the income phase.


Reinvestment Privilege. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix IV
                        Description of Underlying Funds
--------------------------------------------------------------------------------
The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.
Investment Objective
Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies
Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks
Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP
Investment Objective
Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks
Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP
Investment Objective
Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities). May invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Investment Objective
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies
Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks
It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP
Investment Objective
Seeks to provide capital appreciation.

Policies
Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP
Investment Objective
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies
Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP
Investment Objective
Seeks to provide total return consistent with preservation of capital.

Policies
Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP
Investment Objective
Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks
Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna High Yield VP
Investment Objective
Seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB--by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.

Policies
Under normal market conditions, invests at least 65% of total assets in high-yield bonds. High-yield bonds are bonds rated below investment grade in terms of quality, and may include bonds of companies in default or bankruptcy. The investment adviser looks to meet the investment objective and reduce volatility by constructing a diversified portfolio consisting of securities with varying maturities and credit ratings. The investment adviser, however, attempts to look beyond credit ratings to select investments that it believes offer opportunities for high income, growth and credit improvement. Uses a quantitative process for evaluating the financial criteria of issuers, such as cash flow and profitability. Evaluates other, less quantitative factors, such as market share, strength of management and management's equity stake in the company. May also invest up to 35% of its total assets in foreign securities.

Risks
For all bonds, there is a risk that an issuer will default. This risk is even greater with high-yield bonds. Moreover, high-yield bonds, as a group, often decline in value when the market anticipates or experiences a large number of issuers defaulting or declaring bankruptcy. Performance may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to reduce debt by replacing debt with equity. Generally, when interest rates rise, bond prices fall, which may cause the value of securities to fall as well. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP
Investment Objective
Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies
Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P 500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP
Investment Objective
Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

Policies
Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies in the U.S. selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 400 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 400, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 400 in both rising and falling markets.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP
Investment Objective
Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

Policies
Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies in the U.S. selected by S&P. The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 600 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 600, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 600 in both rising and falling markets.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP
Investment Objective
Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies
Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Diversifies the fund by investing in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP
Investment Objective
Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Policies
Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services. In selecting investments, uses internally developed quantitative models to forecast the returns of each security. Evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. The investment adviser also considers whether the securities appear to be trading below their real value. Allocates assets among property types and economic and geographic regions. Attempts to construct the fund's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity (NAREIT) Index.

Risks
Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than on a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP
Investment Objective
Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S.

companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Technology VP
Investment Objective
Seeks long-term capital appreciation.

Policies
Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. A particular company will be considered to be principally engaged in the information technology industries if, at the time of investment, the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged if the subadviser considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because the fund's investments are concentrated in the information technology industries, the Fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

Investment Adviser: Aeltus Investment Management, Inc.

Subadviser: Elijah Asset Management, LLC

Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP
Investment Objective
Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to invest in larger companies that the investment adviser believes are trading below their perceived value, although it may invest in companies of any size. The investment adviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. The investment adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The investment adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund
Investment Objective
Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

Policies
The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth Fund
Investment Objective
Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

Policies
The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth and Income Fund
Investment Objective
Seeks growth of capital with a secondary objective of current income.

Policies
The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Value Fund
Investment Objective
Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Policies
The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks
The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Investment Adviser: A I M Advisors, Inc.

Calvert Social Balanced Portfolio
Investment Objective
Seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

Policies
The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest at least 25% of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10% of its assets in foreign securities.

Risks
Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

Investment Adviser: Calvert Asset Management Company, Inc.

Subadviser: NCM Capital Management, Inc.

Fidelity Variable Insurance Products Fund--Equity Income Portfolio
Investment Objective
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies
Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Growth Portfolio
Investment Objective
Seeks capital appreciation.

Policies
Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Overseas Portfolio
Investment Objective
Seeks long-term growth of capital.

Policies
Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions, with consideration given to the size of the market in each country and region relative to the size of the international market as a whole. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments.

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio Investment Objective
Seeks long-term capital appreciation.

Policies
Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Japan Limited

Janus Aspen Series--Aggressive Growth Portfolio
Investment Objective
Seeks long-term growth of capital.

Policies
A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers.

Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio
Investment Objective
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies
Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Flexible Income Portfolio
Investment Objective
Seeks to obtain maximum total return, consistent with the preservation of capital.

Policies
Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk securities ("junk bonds") which may be a big part of the portfolio. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio
Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies
Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio
Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies
Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Oppenheimer Global Securities Fund/VA
Investment Objective
Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.

Policies

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities. The fund buys securities of issuers in the U.S. and foreign countries. The fund can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. The fund will normally invest in at least three countries (one of which may be the United States). In selecting securities for the fund, the fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

Risks

Stocks fluctuate in price, and their short-term volatility at times may be great. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. The fund can use derivatives to seek increased returns or to try to hedge investment risks. If the issuer of the derivative does not pay the amount due, the fund can lose money on the investment.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Strategic Bond Fund/VA
Investment Objective
Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations also called "junk bonds." The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks
The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.

Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio)
Investment Objective
Seeks capital appreciation.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over-the-Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.


Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Investment Objective
Seeks long-term growth of capital.

Policies
Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.


Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Over-the-Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

> Emerging Markets Risk: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Investment Objective
Seeks long-term growth of capital and future income.

Policies

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Massachusetts Financial Services Company

Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Investment Objective
Seeks long-term growth of capital.

Policies
Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Interest Rate Risk: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

> Credit Risk: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: Scudder Kemper Investments, Inc.

Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio Investment Objective
Seeks long-term capital growth, and secondarily, increasing dividend income.

Policies
Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Growth Stock Risk: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company

Subadviser: T. Rowe Price Associates, Inc.

                                  Appendix V
                        Condensed Financial Information
--------------------------------------------------------------------------------
      (FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT

                          ANNUAL EXPENSES OF 1.25%)*
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the six-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                     1999            1998              1997
                                -------------- ---------------- -----------------
AETNA ASCENT VP
Value at beginning of period     $     16.337    $   15.860        $   13.395
Value at end of period           $     18.450    $   16.337        $   15.860
Number of accumulation units
 outstanding at end of period         473,603       592,247           554,873
AETNA BALANCED VP, INC.
Value at beginning of period     $     21.723    $   18.811        $   15.551
Value at end of period           $     24.372    $   21.723        $   18.811
Number of accumulation units
 outstanding at end of period       5,427,321     6,268,762         6,663,594
AETNA BOND VP
Value at beginning of period     $     14.137    $   13.238        $   12.377
Value at end of period           $     13.859    $   14.137        $   13.238
Number of accumulation units
 outstanding at end of period       2,085,755     2,490,832         2,482,652
AETNA CROSSROADS VP
Value at beginning of period     $     15.478    $   14.797        $   12.744
Value at end of period           $     16.847    $   15.478        $   14.797
Number of accumulation units
 outstanding at end of period         372,046       514,093           424,250
AETNA GROWTH VP
Value at beginning of period     $     17.912    $   13.173        $   11.137(3)
Value at end of period           $     23.875    $   17.912        $   13.173
Number of accumulation units
 outstanding at end of period         516,658       289,055            21,371
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $     25.094    $   22.194        $   17.302
Value at end of period           $     29.100    $   25.094        $   22.194
Number of accumulation units
 outstanding at end of period      17,496,241    19,989,922        21,842,444
AETNA HIGH YIELD VP
Value at beginning of period     $      9.212    $    9.968(4)
Value at end of period           $      9.739    $    9.212
Number of accumulation units
 outstanding at end of period          10,893         7,394
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $     18.772    $   14.444        $   10.924
Value at end of period           $     23.044    $   18.772        $   14.444
Number of accumulation units
 outstanding at end of period       1,067,590       616,724           159,461
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $     10.891    $    9.925(6)
Value at end of period           $     12.455    $   10.891
Number of accumulation units
 outstanding at end of period          51,901        35,031
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period     $      8.815    $    9.918(6)
Value at end of period           $      9.645    $    8.815
Number of accumulation units
 outstanding at end of period          73,715        40,793
AETNA INTERNATIONAL VP
Value at beginning of period     $      9.765    $   10.182(6)
Value at end of period           $     14.594    $    9.765
Number of accumulation units
 outstanding at end of period          55,009        25,090

                                      1996             1995             1994
                                ---------------- ---------------- ----------------
AETNA ASCENT VP
Value at beginning of period      $   10.976        $  10.000(1)
Value at end of period            $   13.395        $  10.976
Number of accumulation units
 outstanding at end of period        201,475           49,748
AETNA BALANCED VP, INC.
Value at beginning of period      $   13.673        $  10.868        $  11.057(2)
Value at end of period            $   15.551        $  13.673        $  10.868
Number of accumulation units
 outstanding at end of period      7,803,572          940,933          261,895
AETNA BOND VP
Value at beginning of period      $   12.098        $  10.360        $  10.905(2)
Value at end of period            $   12.377        $  12.098        $  10.360
Number of accumulation units
 outstanding at end of period      3,717,900          354,993          148,193
AETNA CROSSROADS VP
Value at beginning of period      $   10.862        $  10.000(1)
Value at end of period            $   12.744        $  10.862
Number of accumulation units
 outstanding at end of period        165,860           47,204
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period      $   14.077        $  10.778        $  11.020(2)
Value at end of period            $   17.302        $  14.077        $  10.778
Number of accumulation units
 outstanding at end of period     29,130,769        2,370,234          602,838
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $   10.000(5)
Value at end of period            $   10.924
Number of accumulation units
 outstanding at end of period         13,142
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                      1999             1998             1997           1996           1995             1994
                                ---------------- ---------------- ---------------- ------------ ---------------- ----------------
AETNA LEGACY VP
Value at beginning of period       $  14.310        $  13.550        $  11.982      $   10.626     $  10.000(7)
Value at end of period             $  15.135        $  14.310        $  13.550      $   11.982     $  10.626
Number of accumulation units
 outstanding at end of period        412,346          507,368          382,217         188,303        20,531
AETNA MONEY MARKET VP
Value at beginning of period       $  12.447        $  11.951        $  11.473      $   11.026     $  10.528        $  10.241(2)
Value at end of period             $  12.917        $  12.447        $  11.951      $   11.473     $  11.026        $  10.528
Number of accumulation units
 outstanding at end of period      2,636,397        2,329,195        2,227,782       3,510,588       544,383          334,746
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period       $   8.873        $   9.904(4)
Value at end of period             $   8.393        $   8.873
Number of accumulation units
 outstanding at end of period         12,462           12,789
AETNA SMALL COMPANY VP
Value at beginning of period       $  13.633        $  13.654        $  10.816(3)
Value at end of period             $  17.617        $  13.633        $  13.654
Number of accumulation units
 outstanding at end of period        183,701          208,454           71,911
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period       $  16.030        $  13.261        $  10.977(3)
Value at end of period             $  18.930        $  16.030        $  13.261
Number of accumulation units
 outstanding at end of period        118,476          112,739           33,295
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period       $  10.217(8)
Value at end of period             $  13.753
Number of accumulation units
 outstanding at end of period          7,992
AIM V.I. GROWTH FUND
Value at beginning of period       $   9.819(8)
Value at end of period             $  12.069
Number of accumulation units
 outstanding at end of period         31,910
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period       $   9.627(8)
Value at end of period             $  11.716
Number of accumulation units
 outstanding at end of period         53,572
AIM V.I. VALUE FUND
Value at beginning of period       $   9.746(8)
Value at end of period             $  11.506
Number of accumulation units
 outstanding at end of period         49,173
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $  10.500        $   9.839(4)
Value at end of period             $  11.637        $  10.500
Number of accumulation units
 outstanding at end of period         29,860           17,068
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period       $  21.848        $  19.818        $  15.664      $   13.880     $  10.403        $  10.000(9)
Value at end of period             $  22.942        $  21.848        $  19.818      $   15.664     $  13.880        $  10.403
Number of accumulation units
 outstanding at end of period      1,171,916        1,332,063        1,311,211       1,166,495       766,360          100,574
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $  26.641        $  19.339        $  15.858      $   14.000     $  10.472        $  10.000(9)
Value at end of period             $  36.160        $  26.641        $  19.339      $   15.858     $  14.000        $  10.472
Number of accumulation units
 outstanding at end of period      1,477,316        1,278,104        1,110,079         994,616       612,992          121,070
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $  14.074        $  12.640        $  11.473      $   10.262     $   9.474        $  10.000(9)
Value at end of period             $  19.825        $  14.074        $  12.640      $   11.473     $  10.262        $   9.474
Number of accumulation units
 outstanding at end of period        164,209          194,687          221,450         182,533       166,303           54,387

--------------------------------------------------------------------------------


                                    1999            1998               1997           1996           1995         1994
                                ------------ ----------------- ------------------- ---------- ------------------ -----
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period     $   22.023     $  17.156          $  13.994       $11.681        $  10.000(10)
Value at end of period           $   27.024     $  22.023          $  17.156       $13.994        $  11.681
Number of accumulation units
 outstanding at end of period       888,915       834,976            811,557       500,034          174,259
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $   20.226     $  15.254          $  13.710       $12.861        $  10.000(10)
Value at end of period           $   45.025     $  20.226          $  15.254       $13.710        $  12.861
Number of accumulation units
 outstanding at end of period     1,118,453       565,275            493,462       495,557          167,920
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $   20.657     $  15.576          $  12.917       $11.259        $  10.000(1)
Value at end of period           $   25.859     $  20.657          $  15.576       $12.917        $  11.259
Number of accumulation units
 outstanding at end of period       760,024       447,035            241,028       127,631           34,072
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $   10.419     $  10.054(6)
Value at end of period           $   10.455     $  10.419
Number of accumulation units
 outstanding at end of period        58,739        54,517
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $   22.086     $  16.485          $  13.599       $11.626        $  10.000(1)
Value at end of period           $   31.406     $  22.086          $  16.485       $13.599        $  11.626
Number of accumulation units
 outstanding at end of period       773,103       465,446            376,501       250,918           78,126
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $   23.910     $  18.779          $  15.566       $12.216        $  10.000(10)
Value at end of period           $   38.832     $  23.910          $  18.779       $15.566        $  12.216
Number of accumulation units
 outstanding at end of period     1,490,250     1,360,741          1,206,175       526,646           65,384
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $   10.018     $   9.865(6)
Value at end of period           $   15.681     $  10.018
Number of accumulation units
 outstanding at end of period        29,387        11,129
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period     $    9.895     $   9.988(6)
Value at end of period           $   10.048     $   9.895
Number of accumulation units
 outstanding at end of period        20,573        13,885
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $   10.495     $   9.828(6)
Value at end of period           $   15.421     $  10.495
Number of accumulation units
 outstanding at end of period        77,143        42,213
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $   19.114     $  14.927          $  15.114(11)
Value at end of period           $   28.481     $  19.114          $  14.927
Number of accumulation units
 outstanding at end of period     1,234,595     1,369,984          1,368,373
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $   16.758     $  13.795          $  14.067(11)
Value at end of period           $   20.527     $  16.758          $  13.795
Number of accumulation units
 outstanding at end of period       930,521     1,054,685          1,200,982

--------------------------------------------------------------------------------


                                     1999         1998             1997           1996     1995     1994
                                  ----------   ----------   ------------------   ------   ------   -----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period      $19.978      $16.986          $  16.776(11)
Value at end of period            $31.255      $19.978          $  16.986
Number of accumulation units
 outstanding at end of period     437,547      467,484            516,231
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period      $20.328      $16.131          $  15.809(11)
Value at end of period            $24.557      $20.328          $  16.131
Number of accumulation units
 outstanding at end of period     668,583      717,872            701,952


-----------------
* This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.
 (1) Funds were first available in this option during June 1995.
 (2) Funds were first received in this option during April 1994.
 (3) Funds were first received in this option during May 1997.
 (4) Funds were first received in this option during June 1998.
 (5) The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (6) Funds were first received in this option during May 1998.
 (7) Funds were first available in this option during July 1995.

 (8) Funds were first received in this option during May 1999.
 (9) Funds were first received in this option during May 1994.
(10) Funds were first available in this option during May 1995.
(11) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
     (FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%)

   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the six-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                      1999         1998          1997          1996          1995             1994
                                --------------- ---------- ---------------- ---------- ---------------- ----------------
AETNA ASCENT VP
Value at beginning of period      $  16.395      $ 15.900     $  13.415      $ 10.982     $  10.000(1)
Value at end of period            $  18.533      $ 16.395     $  15.900      $ 13.415     $  10.982
Number of accumulation units
 outstanding at end of period        11,214        21,004        20,154        28,982        15,055
AETNA BALANCED VP, INC.
Value at beginning of period      $  21.836      $ 18.889     $  15.600      $ 13.703     $  10.880        $  10.951(2)
Value at end of period            $  24.523      $ 21.836     $  18.889      $ 15.600     $  13.703        $  10.880
Number of accumulation units
 outstanding at end of period       144,540       167,720       166,915       172,588       138,271           49,333
AETNA BOND VP
Value at beginning of period      $  14.211      $ 13.293     $  12.416      $ 12.125     $  10.373        $  10.367(3)
Value at end of period            $  13.945      $ 14.211     $  13.293      $ 12.416     $  12.125        $  10.373
Number of accumulation units
 outstanding at end of period        71,392       102,450        98,338        92,017        50,261           16,110
AETNA CROSSROADS VP
Value at beginning of period      $  15.532      $ 14.835     $  12.763      $ 10.868     $  10.000(1)
Value at end of period            $  16.923      $ 15.532     $  14.835      $ 12.763     $  10.868
Number of accumulation units
 outstanding at end of period        39,125        35,562        20,404        15,074         2,394
AETNA GROWTH VP
Value at beginning of period      $  17.943      $ 13.183     $  14.472(4)
Value at end of period            $  23.940      $ 17.943     $  13.183
Number of accumulation units
 outstanding at end of period        30,865        26,153         2,122
AETNA GROWTH AND
INCOME VP
Value at beginning of period      $  25.225      $ 22.287     $  17.357      $ 14.108     $  10.791        $  10.875(3)
Value at end of period            $  29.280      $ 25.225     $  22.287      $ 17.357     $  14.108        $  10.791
Number of accumulation units
 outstanding at end of period       488,810       548,039       461,571       405,331       273,578          110,420
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $  18.815      $ 14.463     $  11.406(5)
Value at end of period            $  23.120      $ 18.815     $  14.463
Number of accumulation units
 outstanding at end of period        56,950        45,787        10,121
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $   9.414(6)
Value at end of period            $   9.661
Number of accumulation units
 outstanding at end of period         1,062
AETNA INTERNATIONAL VP
Value at beginning of period      $  11.160(7)
Value at end of period            $  14.618
Number of accumulation units
 outstanding at end of period         7,828
AETNA LEGACY VP
Value at beginning of period      $  14.360      $ 13.583     $  12.000      $ 10.631     $  10.000(8)
Value at end of period            $  15.203      $ 14.360     $  13.583      $ 12.000     $  10.631
Number of accumulation units
 outstanding at end of period        43,422        76,396        77,495        19,864        17,106
AETNA MONEY MARKET VP
Value at beginning of period      $  12.512      $ 12.002     $  11.510      $ 11.051     $  10.541        $  10.484(2)
Value at end of period            $  12.997      $ 12.512     $  12.002      $ 11.510     $  11.051        $  10.541
Number of accumulation units
 outstanding at end of period       348,708       190,680       137,699       173,308       145,629            9,736
AETNA SMALL COMPANY VP
Value at beginning of period      $  13.657      $ 13.664     $  11.541(9)
Value at end of period            $  17.665      $ 13.657     $  13.664
Number of accumulation units
 outstanding at end of period        20,668        20,254        13,843

--------------------------------------------------------------------------------


                                       1999           1998           1997           1996           1995               1994
                                ------------------ ---------- ------------------ ---------- ------------------ ------------------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $  16.754(10)   $ 13.271      $  12.904(11)
Value at end of period              $  18.982       $ 16.057      $  13.271
Number of accumulation units
 outstanding at end of period           2,242              0          1,510
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $  10.465(12)
Value at end of period              $  13.762
Number of accumulation units
 outstanding at end of period              79
AIM V.I. GROWTH FUND
Value at beginning of period        $  10.207(12)
Value at end of period              $  12.077
Number of accumulation units
 outstanding at end of period              14
AIM V.I. VALUE FUND
Value at beginning of period        $  10.171(12)
Value at end of period              $  11.514
Number of accumulation units
 outstanding at end of period             662
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $  21.948       $ 19.890      $  15.705       $ 13.902      $  10.409          $  10.000(13)
Value at end of period              $  23.071       $ 21.948      $  19.890       $ 15.705      $  13.902          $  10.409
Number of accumulation units
 outstanding at end of period          94,759        114,565        162,627        194,798        118,679             43,852
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $  26.764       $ 19.409      $  15.900       $ 14.023      $  10.479          $  10.000(2)
Value at end of period              $  36.363       $ 26.764      $  19.409       $ 15.900      $  14.023          $  10.479
Number of accumulation units
 outstanding at end of period          90,675         76,869         83,442         87,971         45,765             32,592
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $  14.140       $ 12.686      $  11.503       $ 10.278      $   9.480          $  10.000(2)
Value at end of period              $  19.936       $ 14.140      $  12.686       $ 11.503      $  10.278          $   9.480
Number of accumulation units
 outstanding at end of period           8,089         15,876         23,721         35,293          4,284              5,098
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period        $  22.103       $ 17.201      $  14.016       $ 11.689      $  10.000(14)
Value at end of period              $  27.150       $ 22.103      $  17.201       $ 14.016      $  11.689
Number of accumulation units
 outstanding at end of period          21,611         19,136         16,983         13,300          5,453
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $  20.300       $ 15.295      $  13.733       $ 12.869      $  10.000(14)
Value at end of period              $  45.235       $ 20.300      $  15.295       $ 13.733      $  12.869
Number of accumulation units
 outstanding at end of period          57,150         15,876         13,373         24,366         22,050
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $  20.731       $ 15.616      $  12.938       $ 11.265      $  10.000(1)
Value at end of period              $  25.978       $ 20.731      $  15.616       $ 12.938      $  11.265
Number of accumulation units
 outstanding at end of period          73,950         22,911         24,214         15,488          9,383
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $  22.165       $ 16.528      $  13.621       $ 11.633      $  10.000(1)
Value at end of period              $  31.550       $ 22.165      $  16.528       $ 13.621      $  11.633
Number of accumulation units
 outstanding at end of period          44,364         33,676          7,407          6,308          3,238
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $  23.996       $ 18.828      $  15.592       $ 12.223      $  10.000(14)
Value at end of period              $  39.011       $ 23.996      $  18.828       $ 15.592      $  12.223
Number of accumulation units
 outstanding at end of period          58,658         74,104         59,450         33,350          2,617
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period        $  10.923(12)
Value at end of period              $  15.707
Number of accumulation units
 outstanding at end of period             658

--------------------------------------------------------------------------------


                                     1999             1998                1997           1996     1995     1994
                                  ----------   -----------------   ------------------   ------   ------   -----
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $10.502         $  9.473(15)
Value at end of period             $15.447         $ 10.502
Number of accumulation units
 outstanding at end of period       12,266           12,126
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period       $19.216         $ 14.991            $  15.178(16)
Value at end of period             $28.661         $ 19.216            $  14.991
Number of accumulation units
 outstanding at end of period       48,709           72,542               97,555
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period       $16.844         $ 13.852            $  14.124(16)
Value at end of period             $20.653         $ 16.844            $  13.852
Number of accumulation units
 outstanding at end of period       12,985            5,155                1,447
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $20.081         $ 17.056            $  16.844(16)
Value at end of period             $31.447         $ 20.081            $  17.056
Number of accumulation units
 outstanding at end of period       34,626           27,591               34,030
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period       $20.400         $ 16.172            $  15.848(16)
Value at end of period             $24.669         $ 20.400            $  16.172
Number of accumulation units
 outstanding at end of period       43,662           47,436               44,362


-----------------
 (1) Funds were first available in this option during June 1995.
 (2) Funds were first received in this option during November 1994.
 (3) Funds were first received in this option during October 1994.
 (4) Funds were first received in this option during October 1997.
 (5) Funds were first received in this option during January 1997.

 (6) Funds were first received in this option during December 1999.
 (7) Funds were first received in this option during October 1999.
 (8) Funds were first available in this option during July 1995.
 (9) Funds were first received in this option during June 1997.
(10) Funds were first received in this option during September 1999.
(11) Funds were first received in this option during August 1997.
(12) Funds were first received in this option during August 1999.
(13) Funds were first received in this option during September 1994.
(14) Funds were first available in this option during May 1995.
(15) Funds were first received in this option during November 1998.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                 (1992 CONTRACTS ISSUED PRIOR TO MARCH 1994)*

   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



                                     1999            1998              1997            1996
                                ------------- ----------------- ----------------- -------------
AETNA ASCENT VP
Value at beginning of period     $    15.886     $  15.422         $  13.291(1)
Value at end of period           $    17.940     $  15.886         $  15.422
Number of accumulation units
 outstanding at end of period         33,852        21,430               380
AETNA BALANCED VP, INC.
Value at beginning of period     $    28.524     $  24.700         $  20.419       $    17.954
Value at end of period           $    32.002     $  28.524         $  24.700       $    20.419
Number of accumulation units
 outstanding at end of period      2,155,445     2,294,877         2,160,305         2,716,641
AETNA BOND VP
Value at beginning of period     $    54.819     $  51.330         $  47.992       $    46.913
Value at end of period           $    53.738     $  54.819         $  51.330       $    47.992
Number of accumulation units
 outstanding at end of period        867,416       994,987           959,336           835,724
AETNA CROSSROADS VP
Value at beginning of period     $    15.120     $  14.456         $  12.577(1)
Value at end of period           $    16.458     $  15.120         $  14.456
Number of accumulation units
 outstanding at end of period         30,738        31,468               873
AETNA GROWTH VP
Value at beginning of period     $    13.597     $  11.392(2)
Value at end of period           $    18.124     $  13.597
Number of accumulation units
 outstanding at end of period            781            17
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $   245.765     $ 217.359         $ 169.448       $   137.869
Value at end of period           $   284.994     $ 245.765         $ 217.359       $   169.448
Number of accumulation units
 outstanding at end of period      1,555,542     1,747,097         1,826,355         2,071,139
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $    18.772     $  14.444         $  14.493(3)
Value at end of period           $    23.044     $  18.772         $  14.444
Number of accumulation units
 outstanding at end of period      2,748,955     1,302,825            17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $    11.338     $   9.928(4)
Value at end of period           $    12.967     $  11.338
Number of accumulation units
 outstanding at end of period         73,984        35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period     $     9.157     $  10.193(4)
Value at end of period           $    10.019     $   9.157
Number of accumulation units
 outstanding at end of period        118,433        81,388
AETNA LEGACY VP
Value at beginning of period     $    14.248     $  13.491         $  12.296(5)
Value at end of period           $    15.070     $  14.248         $  13.491
Number of accumulation units
 outstanding at end of period         46,462        95,526             2,279
AETNA MONEY MARKET VP
Value at beginning of period     $    42.883     $  41.174         $  39.528       $    37.988
Value at end of period           $    44.501     $  42.883         $  41.174       $    39.528
Number of accumulation units
 outstanding at end of period        845,679       564,537           455,502           597,656
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $    12.088     $  11.472(4)
Value at end of period           $    14.274     $  12.088
Number of accumulation units
 outstanding at end of period         74,768        33,957

                                     1995          1994           1993           1992           1991           1990
                                ------------- -------------- -------------- -------------- -------------- --------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period     $    14.270   $     14.519   $     13.379   $     12.736   $     10.896   $     10.437
Value at end of period           $    17.954   $     14.270   $     14.519   $     13.379   $     12.736   $     10.896
Number of accumulation units
 outstanding at end of period      9,193,181     21,990,186     30,784,750     34,802,433     22,898,099     17,078,985
AETNA BOND VP
Value at beginning of period     $    40.173   $     42.283   $     39.038   $     36.789   $     31.192   $     28.943
Value at end of period           $    46.913   $     40.173   $     42.283   $     39.038   $     36.789   $     31.192
Number of accumulation units
 outstanding at end of period      2,377,622      5,108,720      8,210,666      8,507,292      7,844,412      6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $   105.558   $    107.925   $    102.383   $     97.165   $     77.845   $     76.311
Value at end of period           $   137.869   $    105.558   $    107.925   $    102.383   $     97.165   $     77.845
Number of accumulation units
 outstanding at end of period      6,364,000     13,966,072     21,148,863     24,201,565     20,948,226     18,362,906
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period     $    36.271   $     35.282   $     34.619   $     33.812   $     32.138   $     30.012
Value at end of period           $    37.988   $     36.271   $     35.282   $     34.619   $     33.812   $     32.138
Number of accumulation units
 outstanding at end of period      1,836,260      3,679,802      5,086,515      7,534,662      8,430,082     10,220,110
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                     1999            1998               1997             1996
                                ------------- ------------------ ------------------ -------------
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $    27.186      $  23.675          $  19.965       $    17.951
Value at end of period           $    30.131      $  27.186          $  23.675       $    19.965
Number of accumulation units
 outstanding at end of period        880,319        917,567            929,282           898,279
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $    18.285      $  16.587          $  13.110       $    11.617
Value at end of period           $    19.201      $  18.285          $  16.587       $    13.110
Number of accumulation units
 outstanding at end of period      2,271,494      2,533,673          2,139,178         1,454,755
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $    19.406      $  14.087          $  11.843(7)
Value at end of period           $    26.340      $  19.406          $  14.087
Number of accumulation units
 outstanding at end of period             78             72                 29
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period     $    22.177      $  17.276          $  14.092       $    11.763
Value at end of period           $    27.214      $  22.177          $  17.276       $    14.092
Number of accumulation units
 outstanding at end of period      3,780,287      3,333,320          2,706,862         1,522,169
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $    24.098      $  18.174          $  16.334       $    15.323
Value at end of period           $    53.644      $  24.098          $  18.174       $    16.334
Number of accumulation units
 outstanding at end of period      3,274,450      2,142,130          1,939,607         1,893,718
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $    19.914      $  15.016          $  12.453       $    10.853
Value at end of period           $    24.929      $  19.914          $  15.016       $    12.453
Number of accumulation units
 outstanding at end of period            476          3,698              7,873               231
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $    15.548      $  14.430          $  13.074       $    12.124
Value at end of period           $    15.601      $  15.548          $  14.430       $    13.074
Number of accumulation units
 outstanding at end of period          6,629          8,967              5,211             3,761
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $    22.529      $  16.816          $  13.872       $    11.859
Value at end of period           $    32.036      $  22.529          $  16.816       $    13.872
Number of accumulation units
 outstanding at end of period      2,721,885      1,354,047          1,109,942           663,945
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $    23.797      $  18.690          $  15.493       $    12.158
Value at end of period           $    38.648      $  23.797          $  18.690       $    15.493
Number of accumulation units
 outstanding at end of period      5,548,674      4,687,167          3,873,511         2,090,908
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $    10.303      $  10.077(11)
Value at end of period           $    16.126      $  10.303
Number of accumulation units
 outstanding at end of period         59,571         20,548
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period     $     9.935      $  10.055(4)
Value at end of period           $    10.089      $   9.935
Number of accumulation units
 outstanding at end of period        173,219        100,555
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $    29.339      $  23.440          $  23.106(12)
Value at end of period           $    43.112      $  29.339          $  23.440
Number of accumulation units
 outstanding at end of period      2,448,587      2,244,308          2,018,219

                                       1995              1994           1993       1992       1991       1990
                                ----------------- ------------------ ---------- ---------- ---------- ----------
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period       $  13.990          $  14.640      $13.726    $12.913    $11.233    $10.568
Value at end of period             $  17.951          $  13.990      $14.640    $13.726    $12.913    $11.233
Number of accumulation units
 outstanding at end of period        856,361            743,464      705,415    503,006    355,851    148,576
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period       $  10.000(6)
Value at end of period             $  11.617
Number of accumulation units
 outstanding at end of period        628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period       $  10.000(6)
Value at end of period             $  11.763
Number of accumulation units
 outstanding at end of period        525,476
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $  12.169          $  10.000(8)
Value at end of period             $  15.323          $  12.169
Number of accumulation units
 outstanding at end of period      1,280,953            393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $  10.000(9)
Value at end of period             $  10.853
Number of accumulation units
 outstanding at end of period            161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $   9.911          $  10.000(10)
Value at end of period             $  12.124          $   9.911
Number of accumulation units
 outstanding at end of period          3,345              1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $  10.000(9)
Value at end of period             $  11.859
Number of accumulation units
 outstanding at end of period        109,717
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $  10.000(9)
Value at end of period             $  12.158
Number of accumulation units
 outstanding at end of period        314,653
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999         1998             1997         1996   1995   1994   1993   1992   1991   1990
                                ------------ ------------ ------------------- ------ ------ ------ ------ ------ ------ -----
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $   19.268   $   15.046      $  15.236(12)
Value at end of period           $   28.710   $   19.268      $  15.046
Number of accumulation units
 outstanding at end of period     3,024,975    3,101,880      2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $   14.528   $   11.960      $  12.195(12)
Value at end of period           $   17.796   $   14.528      $  11.960
Number of accumulation units
 outstanding at end of period       194,296    1,379,653        232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $   20.829   $   17.709      $  17.490(12)
Value at end of period           $   32.585   $   20.829      $  17.709
Number of accumulation units
 outstanding at end of period     2,807,485    2,962,631      3,237,710
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $   20.929   $   16.608      $  16.276(12)
Value at end of period           $   25.283   $   20.929      $  16.608
Number of accumulation units
 outstanding at end of period     1,549,310    1,564,888      1,317,058


-----------------
* This table applies to 1992 internal rollover contracts issued prior to March 23, 1994 and 1992 contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued prior to March 29, 1994.

 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during September 1998.
 (3) Funds were first received in this option during December 1997.

 (4) Funds were first received in this option during May 1998.

 (5) Funds were first received in this option during May 1997.
 (6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (7) Funds were first received in this option during January 1997.
 (8) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
 (9) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
(10) The initial accumulation unit value was established at $10.000 during November 1994,when funds were first received in this option.
(11) Funds were first received in this option during June 1998.
(12) Funds were first received in this option during November 1997.

                       Please attach to your application

--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated May 1, 2000 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as the current prospectus pertaining to the Guaranteed Accumulation Account, if applicable.

--- Please send an Account C Statement of Additional Information (Form No. SAI.75988-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                     DATE


PRO.75988-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000


     Individual Deferred Fixed or Variable Annuity Contracts for Individual Retirement Annuities under Section 408(b), Roth Individual Retirement Annuities under Section 408A and Simplified Employee Pension Plans under Section 408(k)


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2000.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                            Aetna Financial Services
                           Individual Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                            Page


General Information and History..........................................     2
Variable Annuity Account C...............................................     2
Offering and Purchase of Contracts.......................................     3
Performance Data.........................................................     3
    General..............................................................     3
    Average Annual Total Return Quotations...............................     4
Income Phase Payments....................................................    11
Sales Material and Advertising...........................................    12
Independent Auditors.....................................................    13
Financial Statements of the Separate Account.............................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company
    and Subsidiaries.....................................................   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through their products, including $39 billion in their separate accounts (of which the Company or its subsidiary Aeltus Investment Management, Inc., oversees the management of $24 billion). The Company is ranked among the top 2% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1998.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940 and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP*
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP*
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income
  Portfolio
Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
  Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
  (formerly PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth
  Portfolio
Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity
  Portfolio

*Effective May 15, 2000, transfers or deposits are not allowed into the subaccounts investing in these funds except those made pursuant to standing instructions (e.g., dollar cost averaging) in effect prior to this date.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL


From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied under a deferred annuity contract to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., 1.25% mortality and expense risk charge, $30 annual maintenance fee and early withdrawal charges as described below). Table I reflects the early withdrawal charge schedule of 1% during the first contract year and 0% thereafter as shown in Schedule A of the prospectus, Table II reflects the early withdrawal charge of 5% grading down to 0% after nine contract years as shown in Schedule B of the prospectus and Table III reflects the early withdrawal charge of 6% grading down to 0% after seven years as shown in Schedule C of the prospectus. These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994 the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997 the date the portfolio commenced operations, and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                              ----------------------------------------------------------------------
                                                                                                                          Date
                    Table I                                                                                          Contributions
(corresponding with early withdrawal charge Schedule A)                         STANDARDIZED                         First Received
                                                                                                                       Under the
                                                                                                                    Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Since
                  SUBACCOUNT                                   1 Year      5 Year         10 Year      Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                12.85%                                    14.54%        07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                     12.12%      17.42%         11.79%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                               (2.05%)      5.91%          6.30%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                             8.77%                                    12.24%        07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                33.22%                                    34.48%        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                  15.88%      21.90%         14.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                             5.65%                                    (1.47%)       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                  22.68%                                    28.32%        10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                    14.29%                                    13.33%        05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                   9.33%                                    (2.21%)       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                         49.38%                                    24.14%        05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                 5.69%                                     9.90%        07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                     3.70%       4.10%         3.94%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                (5.49%)                                  (10.77%)       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                         29.14%                                    18.57%        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                     18.01%                                    23.35%        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                       38.57%        05/07/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                     25.51%        05/04/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                          20.40%        05/10/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                      16.62%        05/05/1999
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                           10.76%      16.48%         10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            4.93%      17.06%                        16.03%        05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                  35.65%      28.05%                        25.70%        05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                40.78%      15.84%                        13.43%        05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                    22.63%                                    24.44%        05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                       122.53%      34.46%                        35.78%        06/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                 25.11%                                    22.99%        06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                           0.26%       9.42%                         8.86%        10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                   42.12%                                    28.18%        06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                         62.33%                                    34.12%        05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          56.44%                                    30.43%        05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                              1.47%                                     0.12%        05/07/1998
====================================================================================================================================
PPI MFS Capital Opportunities Portfolio                        46.87%                                    34.69%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities(3)                                             46.87%      26.26%         14.80%
====================================================================================================================================
PPI MFS Emerging Equities Portfolio                            48.93%                                    35.33%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)          48.93%      24.65%                        18.54%        09/30/1993
====================================================================================================================================
PPI MFS Research Growth Portfolio                              22.42%                                    19.74%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                    22.42%      11.70%                        10.12%        08/31/1992
====================================================================================================================================
PPI Scudder International Growth Portfolio                     56.37%                                    34.59%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                      56.37%      19.68%         12.10%
====================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                      20.73%                                    23.38%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       20.73%      23.72%                        22.46%        10/31/1994
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 1% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                              ----------------------------------------------------------------------
                   Table I (part 2)                                                                                          Fund
(corresponding with early withdrawal charge Schedule A)                             NON-STANDARDIZED                      Inception
                                                                                                                             Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                     SUBACCOUNT                                 1 Year     3 Years    5 Years    10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                 12.85%     11.18%                              14.54%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                      12.12%     16.08%      17.42%     11.79%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                (2.05%)     3.76%       5.91%      6.30%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                              8.77%      9.67%                              12.24%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                 33.22%     33.45%                              33.48%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                   15.88%     18.85%      21.90%     14.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                              5.65%                                          2.61%     12/10/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                   22.68%     28.17%                              28.81%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                     14.29%                                         19.97%     12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                    9.33%                                          5.25%     12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                          49.38%                                         33.68%     12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                  5.69%      8.02%                               9.90%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                      3.70%      3.95%      4.10%       3.94%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                 (5.49%)                                        (8.08%)    12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                          29.14%     19.59%                              19.99%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                      18.01%     25.17%                              25.56%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              42.74%     23.49%      23.97%                  20.75%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                            33.48%     30.32%      27.97%                  21.34%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                 32.50%     27.50%      26.53%                  22.88%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                             28.21%     26.95%      25.59%                  21.48%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                            10.76%     14.63%      16.48%     10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                          4.93%     13.49%      17.06%     13.00%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                35.65%     31.54%      28.05%     18.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                              40.78%     19.92%      15.84%      9.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                     22.63%     24.45%                              26.09%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                        122.53%     48.56%      34.46%                  32.68%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                  25.11%     25.95%      23.06%                  19.05%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            0.26%      5.99%       9.42%                   7.08%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                    42.12%     32.10%      28.20%                  22.66%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                          62.33%     35.54%      31.87%                  28.03%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           56.44%     28.64%      20.08%                  15.26%     11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               1.47%      3.39%       6.83%                   4.78%     05/03/1993
====================================================================================================================================
PPI MFS Capital Opportunities Portfolio                         46.87%                                         34.60%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)    46.87%     31.83%      26.26%     14.80%
====================================================================================================================================
PPI MFS Emerging Equities Portfolio                             48.93%                                         35.33%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)           48.93%     27.13%      24.65%     18.40%
====================================================================================================================================
PPI MFS Research Growth Portfolio                               22.42%                                         19.74%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                     22.42%     12.48%      11.70%      9.38%
====================================================================================================================================
PPI Scudder International Growth Portfolio                      56.37%                                         34.59%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                       56.37%     25.50%      19.68%     12.10%
====================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                       20.73%                                         23.38%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)        20.73%     24.39%      23.72%     18.68%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**    Reflects performance from the fund's inception date.
(1)   These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 1% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                                                -------------------------------------------------------------------
                                                                                                                        Date
                        Table II                                                                                   Contributions
(corresponding with early withdrawal charge Schedule B)                          STANDARDIZED                      First Received
                                                                                                                      Under the
                                                                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                       SUBACCOUNT                               1 Year        5 Year       10 Year   Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                   7.21%                                13.24%       07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                        6.51%       16.47%       11.79%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                 (6.95%)       5.05%        6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               3.33%                                10.97%       07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                  26.55%                                31.84%       05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                    10.09%       20.91%       14.01%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                               0.36%                                (4.47%)      05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    16.54%                                26.26%       10/31/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                       8.57%                                 9.88%       05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                     3.86%                                (5.19%)      05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                           41.91%                                20.36%       05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                   0.40%                                 8.65%       07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                      (1.49%)       3.25%        3.94%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                 (10.22%)                              (13.48%)      05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                           22.68%                                16.24%       05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                       12.11%                                20.93%       05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                     32.97%       05/07/1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                   20.44%       05/04/1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                        15.53%       05/10/1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                    11.91%       05/05/1999
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                              5.21%       15.53%       10.59%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                             (0.32%)      16.11%                   15.19%       05/31/1994
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    28.87%       27.01%                   24.78%       05/31/1994
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                  33.74%       14.89%                   12.60%       05/31/1994
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                      16.50%                                23.06%       05/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                         111.40%       33.37%                   34.77%       06/30/1994
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   18.85%                                21.59%       06/30/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            (4.75%)       8.53%                    8.00%       10/31/1994
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     35.01%                                26.73%       06/30/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           54.21%                                32.63%       05/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                            48.61%                                26.46%       05/04/1998
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               (3.61%)                               (2.94%)      05/07/1998
===================================================================================================================================
PPI MFS Capital Opportunities Portfolio                          39.52%                                31.42%       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities (3)                                              39.52%       25.23%       14.80%
===================================================================================================================================
PPI MFS Emerging Equities Portfolio                              41.48%                                32.05%       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)            41.48%       23.63%                   17.97%       09/30/1993
===================================================================================================================================
PPI MFS Research Growth Portfolio                                16.29%                                16.83%       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
  Research Growth(3)                                             16.29%       10.79%                    9.81%       08/31/1992
===================================================================================================================================
PPI Scudder International Growth Portfolio                       48.55%                                31.33%       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                        48.55%       18.71%       12.10%
===================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                        14.69%                                20.38%       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)         14.69%       22.71%                   21.49%       10/31/1994
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                             -----------------------------------------------------------------------
                   Table II (part 2)                                                                                       Fund
(corresponding with early withdrawal charge Schedule B)                          NON-STANDARDIZED                        Inception
                                                                                                                           Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                      SUBACCOUNT                              1 Year     3 Years     5 Years    10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                               12.85%     11.18%                              14.54%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                    12.12%     16.08%      17.42%     11.79%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              (2.05%)     3.76%      5.91%       6.30%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                            8.77%      9.67%                              12.24%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                               33.22%     33.45%                              33.48%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                 15.88%     18.85%      21.90%     14.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                            5.65%                                          2.61%     12/10/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                 22.68%     28.17%                              28.81%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                   14.29%                                         19.97%     12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                  9.33%                                          5.25%     12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                        49.38%                                         33.68%     12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                5.69%      8.02%                               9.90%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                    3.70%      3.95%       4.10%      3.94%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                               (5.49%)                                        (8.08%)    12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                        29.14%     19.59%                              19.99%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    18.01%     25.17%                              25.56%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            42.74%     23.49%      23.97%                  20.75%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                          33.48%     30.32%      27.97%                  21.34%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                               32.50%     27.50%      26.53%                  22.88%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                           28.21%     26.95%      25.59%                  21.48%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                          10.76%     14.63%      16.48%     10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                        4.93%     13.49%      17.06%     13.00%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                              35.65%     31.54%      28.05%     18.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                            40.78%     19.92%      15.84%      9.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                   22.63%     24.45%                              26.09%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      122.53%     48.56%      34.46%                  32.68%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                25.11%     25.95%      23.06%                  19.05%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                          0.26%      5.99%       9.42%                   7.08%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                  42.12%     32.10%      28.20%                  22.66%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                        62.33%     35.54%      31.87%                  28.03%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         56.44%     28.64%      20.08%                  15.26%     11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             1.47%      3.39%       6.83%                   4.78%     05/03/1993
====================================================================================================================================
PPI MFS Capital Opportunities Portfolio                       46.87%                                         34.60%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities(3)                                            46.87%     31.83%      26.26%     14.80%
====================================================================================================================================
PPI MFS Emerging Equities Portfolio                           48.93%                                         35.33%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)         48.93%     27.13%      24.65%     18.40%
====================================================================================================================================
PPI MFS Research Growth Portfolio                             22.42%                                         19.74%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                   22.42%     12.48%      11.70%      9.38%
====================================================================================================================================
PPI Scudder International Growth Portfolio                    56.37%                                         34.59%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
International Growth(3)                                       56.37%     25.50%      19.68%     12.10%
====================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                     20.73%                                         23.38%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)      20.73%     24.39%      23.72%     18.68%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**    Reflects performance from the fund's inception date.
(1)   These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                                                 -------------------------------------------------------------------
                                                                                                                         Date
                       Table III                                                                                    Contributions
(corresponding with early withdrawal charge Schedule C)                          STANDARDIZED                       First Received
                                                                                                                      Under the
                                                                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                       SUBACCOUNT                                1 Year       5 Year       10 Year    Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                   6.08%                                 13.77%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                        5.39%       16.95%       11.79%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                 (7.93%)       5.48%        6.30%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                               2.24%                                 11.48%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                  25.22%                                 31.84%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                     8.93%       21.41%       14.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                              (0.70%)                                (5.08%)      05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                    15.31%                                 26.68%       10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                       7.43%                                  9.18%       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                     2.77%                                 (5.79%)      05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                           40.41%                                 19.59%       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                  (0.66%)                                 9.16%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                      (2.53%)       3.68%        3.94%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                 (11.16%)                               (14.03%)      05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                           21.39%                                 16.24%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                       10.93%                                 20.93%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                      31.57%       05/07/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                    19.17%       05/04/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                         14.31%       05/10/1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                     10.73%       05/05/1999
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                              4.11%       16.01%       10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                             (1.37%)      16.59%                    15.61%       05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    27.51%       27.54%                    25.25%       05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                  32.33%       15.37%                    13.02%       05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                      15.27%                                 23.62%       05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                         109.18%       33.92%                    35.28%       06/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   17.60%                                 22.16%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            (5.76%)       8.98%                     8.44%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                     33.59%                                 27.32%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           52.59%                                 33.23%       05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                            47.05%                                 25.65%       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               (4.62%)                                (3.56%)      05/07/1998
====================================================================================================================================
PPI MFS Capital Opportunities Portfolio                          38.05%                                 31.42%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities(3)                                               38.05%       25.75%       14.80%
====================================================================================================================================
PPI MFS Emerging Equities Portfolio                              39.99%                                 32.05%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)            39.99%       24.15%                    18.35%       09/30/1993
====================================================================================================================================
PPI MFS Research Growth Portfolio                                15.07%                                 16.83%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                      15.07%       11.25%                    10.12%       08/31/1992
====================================================================================================================================
PPI Scudder International Growth Portfolio                       46.98%                                 31.33%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                        46.98%       19.20%       12.10%
====================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                        13.48%                                 20.38%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth
  Equity(3)                                                      13.48%       23.22%                    21.98%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 6% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                              ----------------------------------------------------------------------
                   Table III (part 2)                                                                                      Fund
(corresponding with early withdrawal charge Schedule C)                           NON-STANDARDIZED                      Inception
                                                                                                                           Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                       SUBACCOUNT                              1 Year    3 Years    5 Years    10 Years    Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                12.85%     11.18%                             14.54%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                     12.12%     16.08%     17.42%     11.79%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                               (2.05%)     3.76%      5.91%      6.30%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                             8.77%      9.67%                             12.24%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                33.22%     33.45%                             33.48%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                  15.88%     18.85%     21.90%     14.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                             5.65%                                         2.61%     12/10/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                  22.68%     28.17%                             28.81%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                    14.29%                                        19.97%     12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                   9.33%                                         5.25%     12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                         49.38%                                        33.68%     12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                 5.69%      8.02%                              9.90%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                     3.70%      3.95%      4.10%      3.94%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                (5.49%)                                       (8.08%)    12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                         29.14%     19.59%                             19.99%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                     18.01%     25.17%                             25.56%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             42.74%     23.49%     23.97%                  20.75%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           33.48%     30.32%     27.97%                  21.34%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                32.50%     27.50%     26.53%                  22.88%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            28.21%     26.95%     25.59%                  21.48%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                           10.76%     14.63%     16.48%     10.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                        4.93%      13.49%     17.06%     13.00%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                               35.65%     31.54%     28.05%     18.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                             40.78%     19.92%     15.84%      9.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                    22.63%     24.45%                             26.09%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                       122.53%     48.56%     34.46%                  32.68%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                 25.11%     25.95%     23.06%                  19.05%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                           0.26%      5.99%      9.42%                   7.08%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                   42.12%     32.10%     28.20%                  22.66%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                         62.33%     35.54%     31.87%                  28.03%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                          56.44%     28.64%     20.08%                  15.26%     11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                              1.47%      3.39%      6.83%                   4.78%     05/03/1993
====================================================================================================================================
PPI MFS Capital Opportunities Portfolio                        46.87%                                        34.60%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities(3)                                             46.87%     31.83%     26.26%     14.80%
====================================================================================================================================
PPI MFS Emerging Equities Portfolio                            48.93%                                        35.33%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)          48.93%     27.13%     24.65%     18.40%
====================================================================================================================================
PPI MFS Research Growth Portfolio                              22.42%                                        19.74%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                    22.42%     12.48%     11.70%      9.38%
====================================================================================================================================
PPI Scudder International Growth Portfolio                     56.37%                                        34.59%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                      56.37%     25.50%     19.68%     12.10%
====================================================================================================================================
PPI T. Rowe Price Growth Equity Portfolio                      20.73%                                        23.38%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       20.73%     24.39%     23.72%     18.68%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**    Reflects performance from the fund's inception date.

(1)   These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.47%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 6% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.


                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:


Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index

                                                                        Page

Statement of Assets and Liabilities......................................S-2

Statement of Operations..................................................S-7

Statements of Changes in Net Assets......................................S-7

Condensed Financial Information..........................................S-8

Notes to Financial Statements...........................................S-35

Independent Auditors' Report............................................S-46

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                    Shares              Cost             Assets
                                                                    ------              ----             ------
 Aetna Ascent VP:                                                5,487,998    $   77,850,801     $   81,880,934
 Aetna Balanced VP, Inc.:                                       63,798,342       948,295,840        993,340,184
 Aetna Bond VP:                                                 26,111,128       337,527,308        317,772,433
 Aetna Crossroads VP:                                            4,900,036        66,342,707         67,473,490
 Aetna Get Fund, Series C:                                      13,344,337       151,169,479        170,407,185
 Aetna Get Fund, Series D:                                      44,266,790       445,750,521        471,441,304
 Aetna Get Fund, Series E:                                      14,653,796       147,439,580        157,821,380
 Aetna Get Fund, Series G:                                       4,403,891        44,362,936         45,668,355
 Aetna Get Fund, Series H:                                         177,810         1,780,349          1,782,585
 Aetna Growth and Income VP:                                   199,632,297     6,407,871,320      6,126,715,184
 Aetna Growth VP:                                                8,400,854       114,098,403        145,502,794
 Aetna High Yield VP:                                              247,442         2,290,075          2,177,493
 Aetna Index Plus Bond VP:                                         105,454         1,063,945            999,704
 Aetna Index Plus Large Cap VP:                                 22,759,570       380,903,893        474,992,216
 Aetna Index Plus Mid Cap VP:                                      742,803         9,063,006          9,210,760
 Aetna Index Plus Small Cap VP:                                    759,404         7,605,471          8,277,508
 Aetna International VP:                                           484,592         6,442,241          7,714,709
 Aetna Legacy VP:                                                3,434,547        42,980,971         42,897,494
 Aetna Money Market VP:                                         24,259,864       321,393,718        325,448,505
 Aetna Real Estate Securities VP:                                  256,614         2,056,484          1,983,625
 Aetna Small Company VP:                                         3,809,327        49,829,392         62,930,074
 Aetna Value Opportunity VP:                                     2,109,605        28,865,898         34,639,709
 AIM V.I. Funds:
  Capital Appreciation Fund:                                        51,442         1,663,535          1,830,289
  Growth and Income Fund:                                          308,705         8,531,987          9,752,003
  Growth Fund:                                                     145,759         4,202,783          4,700,713
  Value Fund:                                                      254,868         7,703,036          8,538,069
 Calvert Social Balanced Portfolio:                             31,393,409        60,290,971         68,092,305
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                       8,321,344       183,959,852        213,941,762
  Growth Portfolio:                                              8,016,298       304,409,589        440,335,255
  High Income Portfolio:                                           165,693         1,831,003          1,873,989
  Overseas Portfolio:                                              802,972        16,957,060         22,033,565
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                       1,485,310        23,755,294         27,730,745
  Contrafund Portfolio:                                         16,307,149       307,785,749        475,353,405
  Index 500 Portfolio:                                             732,174        87,437,682        122,573,178
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  18,318,476       503,488,085      1,093,429,837
  Balanced Portfolio:                                            8,431,614       181,578,113        235,410,674
  Flexible Income Portfolio:                                     2,881,635        34,591,070         32,908,277
  Growth Portfolio:                                             10,799,778       243,582,035        363,412,513
  Worldwide Growth Portfolio:                                   23,812,784       600,003,141      1,137,060,432
 Lexington Emerging Markets Fund:                                  904,459         8,311,189         11,586,115
 Lexington Natural Resources Trust Fund:                         1,319,622        18,631,009         16,508,469
 MFS Funds:
  Total Return Series:                                              38,546           685,374            684,196

                                      S-2

Variable Annuity Account C

                                                                                                   Net
                                                       Shares                Cost                 Assets
                                                       ------                ----                 ------
 Oppenheimer Funds:
  Global Securities Fund/VA:                          175,752     $     4,453,856        $     5,871,877
  Strategic Bond Fund/VA:                             702,571           3,494,361              3,491,776
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              7,216,621         332,022,669            597,752,731
  PPI MFS Research Growth Portfolio:               17,304,728         174,113,125            255,763,877
  PPI MFS Value Equity Portfolio:                   4,141,093         133,672,606            226,807,681
  PPI Scudder International Growth Portfolio:      11,435,215         230,983,651            291,483,624
  PPI T. Rowe Price Growth Equity Portfolio:        3,683,260         166,480,917            243,095,170
                                                                  ---------------        ---------------
NET ASSETS                                                        $13,239,604,080        $15,463,100,152
                                                                  ===============        ===============

Variable Annuity Account C

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $   81,880,934
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     958,810,376
  Annuity contracts in payment period ............................................      34,529,808
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     312,007,882
  Annuity contracts in payment period ............................................       5,764,551
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................      67,400,270
  Annuity contracts in payment period ............................................          73,220
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     170,407,185
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................     471,441,304
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................     157,821,380
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................      45,668,355
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................       1,782,585
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   5,753,192,035
  Annuity contracts in payment period ............................................     373,523,149
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     145,431,206
  Annuity contracts in payment period ............................................          71,588
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       2,177,493
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ..............................................         999,704
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................     473,757,587
  Annuity contracts in payment period ............................................       1,234,629
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       9,210,760
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       8,277,508
Aetna International VP:
  Annuity contracts in accumulation ..............................................       7,714,709
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................      42,650,270
  Annuity contracts in payment period ............................................         247,224
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................     325,367,721
  Annuity contracts in payment period ............................................          80,784
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................       1,983,625

Variable Annuity Account C

Aetna Small Company VP:
  Annuity contracts in accumulation .....................  $   62,919,038
  Annuity contracts in payment period ...................          11,036
Aetna Value Opportunity VP:
  Annuity contracts in accumulation .....................      34,639,709
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation .....................       1,830,289
 Growth and Income Fund:
  Annuity contracts in accumulation .....................       9,752,003
 Growth Fund:
  Annuity contracts in accumulation .....................       4,700,713
 Value Fund:
  Annuity contracts in accumulation .....................       8,538,069
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation .....................      68,092,305
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation .....................     213,941,762
 Growth Portfolio:
  Annuity contracts in accumulation .....................     440,335,255
 High Income Portfolio:
  Annuity contracts in accumulation .....................       1,873,989
 Overseas Portfolio:
  Annuity contracts in accumulation .....................      22,033,565
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation .....................      27,730,745
 Contrafund Portfolio:
  Annuity contracts in accumulation .....................     475,353,405
 Index 500 Portfolio:
  Annuity contracts in accumulation .....................     122,573,178
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation .....................   1,093,429,837
 Balanced Portfolio:
  Annuity contracts in accumulation .....................     235,410,674
 Flexible Income Portfolio:
  Annuity contracts in accumulation .....................      32,908,277
 Growth Portfolio:
  Annuity contracts in accumulation .....................     362,723,120
  Annuity contracts in payment period ...................         689,393
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation .....................   1,136,307,574
  Annuity contracts in payment period ...................         752,858
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .....................      11,586,115
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .....................      16,508,469
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation .....................         684,196

Variable Annuity Account C

Oppenheimer Funds:
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........    $     5,871,877
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........          3,464,259
  Annuity contracts in payment period .........             27,517
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        597,714,231
  Annuity contracts in payment period .........             38,500
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        255,763,877
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        226,770,707
  Annuity contracts in payment period .........             36,974
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        291,483,624
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        243,032,240
  Annuity contracts in payment period .........             62,930
                                                   ---------------
                                                   $15,463,100,152
                                                   ===============


See Notes to Financial Statements

Variable Annuity Account C

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ......................................................   $1,492,280,564
Expenses: (Notes 2 and 5)
 Valuation period deductions ....................................     (155,996,756)
                                                                    --------------
Net investment income ...........................................   $1,336,283,808
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ............................................   $3,038,110,918
 Cost of investments sold .......................................    2,616,313,236
                                                                    --------------
  Net realized gain on investments ..............................      421,797,682
                                                                    --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ..............................................      949,942,696
 End of year ....................................................    2,223,496,072
                                                                    --------------
  Net change in unrealized gain on investments ..................    1,273,553,376
                                                                    --------------
Net realized and unrealized gain on investments .................    1,695,351,058
                                                                    --------------
Net increase in net assets resulting from operations ............   $3,031,634,866
                                                                    ==============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended December 31,
                                                                                   1999                  1998
                                                                                   ----                  ----
FROM OPERATIONS:
Net investment income ...................................................     $ 1,336,283,808       $ 1,309,062,029
Net realized gain on investments ........................................         421,797,682           376,057,759
Net change in unrealized gain on investments ............................       1,273,553,376            34,476,935
                                                                              ---------------       ---------------
Net increase in net assets resulting from operations ....................       3,031,634,866         1,719,596,723
                                                                              ---------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,172,840,518         1,136,921,898
Transfer from the Company for mortality guarantee adjustments ...........           2,184,815               849,771
Transfers from the Company's fixed account options ......................         168,739,006           112,197,035
Transfer to the Company's other variable annuity accounts ...............          51,518,318           (66,773,776)
Redemptions by contract holders .........................................      (1,347,163,695)       (1,591,935,338)
Annuity Payments ........................................................         (43,203,172)          (41,589,989)
Other ...................................................................             184,219             1,844,602
                                                                              ---------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 6) ..           5,100,009          (448,485,797)
                                                                              ---------------       ---------------
Change in net assets ....................................................       3,036,734,875         1,271,110,926

NET ASSETS:
Beginning of year .......................................................      12,426,365,277        11,155,254,351
                                                                              ---------------       ---------------
End of year .............................................................     $15,463,100,152       $12,426,365,277
                                                                              ===============       ===============


See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------------------
                                       Value
                                      Per Unit             Increase (Decrease)                     Units
                                      --------                 in Value of                      Outstanding        Reserves
                              Beginning       End of           Accumulation                        at End           at End
                               of Year         Year                Unit                           of Year           of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified III                   $15.886       $17.940              12.93%                           33,852.1     $    607,317
Qualified V                      15.800        17.814              12.75%                            1,632.1           29,075
Qualified VI                     15.886        17.940              12.93%                        2,759,063.1       49,498,437
Qualified VIII                   15.882        17.934              12.92%                                7.6              136
Qualified X (1.15)               16.395        18.533              13.04%                           11,213.5          207,822
Qualified X (1.25)               16.337        18.450              12.93%                          473,603.0        8,737,920
Qualified XI                     16.028        18.172              13.38%                           68,230.2        1,239,866
Qualified XII (0.40)             14.086        16.043              13.89%                           84,264.1        1,351,871
Qualified XII (0.45)              9.519        10.836              13.84%                           53,201.3          576,512
Qualified XII (0.50)              9.848        11.205              13.78%                            4,725.1           52,944
Qualified XII (0.55)              9.864        10.819               9.68%            (11)            3,650.3           39,493
Qualified XII (0.65)              9.484        10.802              13.90%             (4)          184,741.3        1,995,487
Qualified XII (0.70)             10.056        10.793               7.33%             (5)            7,803.1           84,218
Qualified XII (0.75)              9.502        10.784              13.49%                           52,441.5          565,534
Qualified XII (0.80)             10.101        11.458              13.43%                          169,078.4        1,937,317
Qualified XII (0.85)             14.113        16.002              13.38%                          150,454.1        2,407,530
Qualified XII (0.90)              9.953        11.279              13.32%                           19,045.8          214,821
Qualified XII (0.95)             14.076        15.944              13.27%                           75,808.4        1,208,657
Qualified XII (1.00)             14.057        15.915              13.22%                          412,578.7        6,566,029
Qualified XII (1.05)             14.039        15.886              13.16%                           33,325.3          529,395
Qualified XII (1.10)             14.020        15.857              13.10%                           29,410.8          466,362
Qualified XII (1.15)             14.002        15.828              13.04%                           43,436.3          687,507
Qualified XII (1.20)             13.983        15.799              12.99%                           47,132.2          744,648
Qualified XII (1.25)             13.965        15.770              12.93%                            1,616.8           25,497
Qualified XII (1.30)             13.946        15.742              12.88%                            2,119.6           33,367
Qualified XII (1.40)             13.910        15.685              12.76%                              456.6            7,162
Qualified XII (1.50)             13.873        15.628              12.65%                           12,770.2          199,567
Qualified XIII                   16.011        18.135              13.27%                           11,395.7          206,664
Qualified XV                     15.984        18.105              13.27%                           11,315.1          204,861
Qualified XVI                    15.818        17.818              12.64%                           40,362.2          719,184
Qualified XVII                   15.974        18.102              13.32%                            7,679.2          139,012
Qualified XVIII                  16.427        18.616              13.33%                            9,028.8          168,085
Qualified XXI                    16.800        18.122               7.87%             (5)           14,127.4          256,014
Qualified XXII                   16.828        18.152               7.87%             (5)            9,509.9          172,623
------------------------------------------------------------------------------------------------------------------------------

Aetna Balanced VP, Inc.:
Qualified I                      28.687        32.205              12.26%                           46,577.5        1,500,025
Qualified III                    28.524        32.002              12.19%                        2,155,444.9       68,979,058
Qualified V                      21.650        24.251              12.01%                            2,950.4           71,552
Qualified VI                     21.723        24.372              12.19%                       21,610,375.0      526,690,848
Qualified VII                    20.906        23.469              12.26%                          244,536.2        5,739,082
Qualified VIII                   20.165        22.622              12.18%                            4,333.4           98,031
Qualified IX                     20.269        22.855              12.76%                            3,089.4           70,608
Qualified X (1.15)               21.836        24.523              12.31%                          144,539.6        3,544,554
Qualified X (1.25)               21.723        24.372              12.19%                        5,427,321.4      132,275,378
Qualified XI                     21.917        24.687              12.64%                          725,532.7       17,911,003
Qualified XII (0.40)             15.331        17.347              13.15%                          720,935.4       12,506,401
Qualified XII (0.45)             10.747        12.064              12.25%             (1)           80,716.6          973,804
Qualified XII (0.50)             11.077        12.521              13.04%                          307,533.7        3,850,603
Qualified XII (0.55)             11.266        12.045               6.91%            (11)          237,141.6        2,856,384
Qualified XII (0.65)             11.183        12.026               7.54%             (4)          119,528.5        1,437,404
Qualified XII (0.70)             11.192        12.016               7.36%             (5)           96,082.3        1,154,518
Qualified XII (0.75)             10.648        12.006              12.75%                          194,624.9        2,336,717
Qualified XII (0.80)             11.358        12.801              12.70%                        3,380,638.3       43,274,716
Qualified XII (0.85)             15.360        17.303              12.65%                        1,479,143.3       25,592,940
Qualified XII (0.90)             11.157        12.561              12.58%                           13,520.7          169,839
Qualified XII (0.95)             15.320        17.240              12.53%                          565,751.2        9,753,347
Qualified XII (1.00)             15.300        17.208              12.47%                        2,306,988.0       39,699,337
Qualified XII (1.05)             15.279        17.177              12.42%                          103,304.6        1,774,462

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc. (continued):
Qualified XII (1.10)                     $15.259     $17.146           12.37%                           79,952.8   $  1,370,853
Qualified XII (1.15)                      15.239      17.115           12.31%                          224,431.2      3,841,053
Qualified XII (1.20)                      15.219      17.083           12.25%                           33,948.3        579,954
Qualified XII (1.25)                      15.199      17.052           12.19%                            2,089.1         35,624
Qualified XII (1.30)                      15.179      17.021           12.14%                              112.6          1,916
Qualified XII (1.40)                      15.139      16.960           12.03%                            1,121.8         19,026
Qualified XII (1.50)                      15.099      16.898           11.91%                           10,945.5        184,956
Qualified XIII                            21.893      24.637           12.53%                          127,612.2      3,143,976
Qualified XV                              21.857      24.596           12.53%                           86,058.1      2,116,686
Qualified XVI                             21.629      24.206           11.91%                          352,494.7      8,532,621
Qualified XVII                            21.808      24.529           12.48%                          343,841.9      8,434,153
Qualified XVIII                           21.808      24.529           12.48%                          567,804.2     13,927,761
Qualified XIX                             28.800      32.412           12.54%                           59,324.7      1,922,853
Qualified XX                              28.636      32.208           12.47%                          129,106.3      4,158,308
Qualified XXI                             22.705      24.619            8.43%              (5)         246,195.4      6,061,023
Qualified XXII                            22.742      24.660            8.43%              (5)          89,984.8      2,219,002
Annuity contracts in payment period                                                                                  34,529,808
--------------------------------------------------------------------------------------------------------------------------------

Aetna Bond VP:
Qualified I                               55.494      54.432           (1.91%)                          13,087.6        712,387
Qualified III                             54.819      53.738           (1.97%)                         867,416.1     46,612,996
Qualified V                               14.285      13.981           (2.13%)                           9,603.3        134,261
Qualified VI                              14.137      13.859           (1.97%)                      11,928,359.4    165,309,860
Qualified VII                             13.083      12.833           (1.91%)                         162,929.5      2,090,861
Qualified VIII                            13.018      12.760           (1.98%)                           6,576.0         83,911
Qualified IX                              13.221      13.012           (1.58%)                           1,660.2         21,602
Qualified X (1.15)                        14.211      13.945           (1.87%)                          71,392.2        995,530
Qualified X (1.25)                        14.137      13.859           (1.97%)                       2,085,754.6     28,905,552
Qualified XI                              14.264      14.037           (1.59%)                         345,814.5      4,854,370
Qualified XII (0.40)                      12.079      11.942           (1.13%)                         198,382.2      2,368,992
Qualified XII (0.45)                      10.455      10.396           (0.56%)             (9)          19,692.6        204,733
Qualified XII (0.50)                      10.662      10.530           (1.24%)                          84,610.6        890,970
Qualified XII (0.55)                      10.419      10.380           (0.37%)            (11)          31,522.7        327,195
Qualified XII (0.65)                      10.594      10.363           (2.18%)             (4)         113,546.9      1,176,679
Qualified XII (0.70)                      10.447      10.355           (0.88%)             (5)          36,754.8        380,581
Qualified XII (0.75)                      10.502      10.346           (1.49%)                          51,553.5        533,383
Qualified XII (0.80)                      10.650      10.487           (1.53%)                         617,713.8      6,477,656
Qualified XII (0.85)                      12.102      11.911           (1.58%)                         637,752.4      7,595,995
Qualified XII (0.90)                      10.654      10.481           (1.62%)                           2,670.4         27,987
Qualified XII (0.95)                      12.070      11.867           (1.68%)                         228,113.5      2,707,087
Qualified XII (1.00)                      12.054      11.846           (1.73%)                       1,191,777.2     14,117,427
Qualified XII (1.05)                      12.038      11.824           (1.78%)                          54,349.6        642,636
Qualified XII (1.10)                      12.022      11.803           (1.82%)                          24,570.7        289,999
Qualified XII (1.15)                      12.006      11.781           (1.87%)                          88,391.1      1,041,349
Qualified XII (1.20)                      11.990      11.760           (1.92%)                          26,797.5        315,130
Qualified XII (1.25)                      11.975      11.738           (1.98%)                             520.5          6,110
Qualified XII (1.30)                      11.959      11.717           (2.02%)                          36,650.4        429,431
Qualified XII (1.40)                      11.927      11.674           (2.12%)                             323.8          3,780
Qualified XII (1.50)                      11.896      11.632           (2.22%)                           6,253.3         72,737
Qualified XIII                            14.248      14.009           (1.68%)                         128,234.5      1,796,461
Qualified XV                              14.225      13.986           (1.68%)                         114,358.8      1,599,414
Qualified XVI                             14.076      13.764           (2.22%)                         186,302.7      2,564,315
Qualified XVII                            14.171      13.912           (1.83%)                         347,131.3      4,829,329
Qualified XVIII                           14.171      13.912           (1.83%)                         608,177.8      8,461,036
Qualified XIX                             55.625      54.642           (1.77%)                          14,745.1        805,707
Qualified XX                              54.949      53.945           (1.83%)                          22,963.9      1,238,793
Qualified XXI                             14.118      13.999           (0.84%)             (5)          23,788.3        333,009
Qualified XXII                            14.142      14.022           (0.85%)             (5)          74,783.9      1,048,631
Annuity contracts in payment period                                                                                   5,764,551
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                  Units
                                              --------              in Value of                   Outstanding      Reserves
                                       Beginning     End of         Accumulation                     at End         at End
                                        of Year       Year              Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                            $15.120     $16.458            8.85%                         30,738.0   $    505,884
Qualified V                               15.038      16.342            8.67%                            383.9          6,274
Qualified VI                              15.120      16.458            8.85%                      2,306,431.0     37,959,074
Qualified VIII                            15.116      16.452            8.84%                             98.8          1,626
Qualified X (1.15)                        15.532      16.923            8.96%                         39,124.9        662,102
Qualified X (1.25)                        15.478      16.847            8.84%                        372,045.9      6,267,768
Qualified XI                              15.255      16.670            9.28%                         69,847.5      1,164,381
Qualified XII (0.40)                      13.628      14.960            9.77%                         62,562.9        935,938
Qualified XII (0.45)                       9.800      10.752            9.71%                        111,368.9      1,197,490
Qualified XII (0.50)                      10.086      11.061            9.67%                          1,386.1         15,332
Qualified XII (0.55)                      10.032      10.735            7.01%             (11)         3,809.4         40,895
Qualified XII (0.65)                       9.799      10.718            9.38%              (4)        90,629.0        971,345
Qualified XII (0.70)                      10.178      10.709            5.22%              (5)         2,882.4         30,868
Qualified XII (0.75)                       9.782      10.701            9.39%                         67,538.1        722,694
Qualified XII (0.80)                      10.312      11.275            9.34%                         93,911.4      1,058,841
Qualified XII (0.85)                      13.654      14.921            9.28%                        121,322.2      1,810,277
Qualified XII (0.90)                      10.489      11.115            5.97%              (8)         4,102.4         45,598
Qualified XII (0.95)                      13.618      14.867            9.17%                         75,296.8      1,119,436
Qualified XII (1.00)                      13.600      14.840            9.12%                        122,393.1      1,816,307
Qualified XII (1.05)                      13.582      14.813            9.06%                         40,689.7        602,733
Qualified XII (1.10)                      13.564      14.786            9.01%                         51,461.8        760,917
Qualified XII (1.15)                      13.546      14.759            8.95%                         34,307.7        506,351
Qualified XII (1.20)                      13.528      14.732            8.90%                        436,388.8      6,428,997
Qualified XII (1.25)                      13.510      14.705            8.85%                          9,106.6        133,916
Qualified XII (1.30)                      13.492      14.679            8.80%                            870.2         12,773
Qualified XII (1.40)                      13.457      14.625            8.68%                          1,479.4         21,636
Qualified XII (1.50)                      13.421      14.572            8.58%                         15,404.5        224,478
Qualified XIII                            15.239      16.637            9.17%                         10,401.1        173,040
Qualified XV                              15.214      16.609            9.17%                         14,626.7        242,937
Qualified XVI                             15.055      16.346            8.58%                         32,067.0        524,165
Qualified XVII                            15.204      16.607            9.23%                         47,768.1        793,264
Qualified XVIII                           15.563      16.999            9.23%                         13,248.1        225,204
Qualified XXI                             15.738      16.624            5.63%              (5)        12,283.9        204,214
Qualified XXII                            15.764      16.652            5.63%              (5)        12,822.1        213,515
Annuity contracts in payment period                                                                                    73,220
------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series C:
Qualified III                             15.904      19.358           21.72%                        596,623.2     11,549,650
Qualified VI                              15.904      19.358           21.72%                      5,363,382.8    103,826,321
Qualified XI                              16.014      19.568           22.19%                        577,726.4     11,305,148
Qualified XII (0.65)                      16.025      19.672           22.76%                         38,157.9        750,657
Qualified XII (0.70)                      12.660      13.520            6.79%             (11)        33,609.8        454,406
Qualified XII (0.75)                      11.696      14.343           22.63%                         12,252.8        175,745
Qualified XII (0.80)                      12.234      13.498           10.33%             (11)         8,956.2        120,893
Qualified XII (0.90)                      12.110      13.477           11.29%             (10)        10,850.4        146,226
Qualified XII (1.00)                      10.999      13.455           22.33%                         10,347.4        139,222
Qualified XII (1.05)                      12.202      14.919           22.27%                        665,803.2      9,933,249
Qualified XII (1.10)                      16.050      19.615           22.21%                         90,184.8      1,768,933
Qualified XII (1.15)                      13.929      14.489            4.02%             (12)         4,014.7         58,168
Qualified XII (1.20)                      16.014      19.550           22.08%                         98,911.8      1,933,743
Qualified XII (1.25)                      15.995      19.518           22.03%                      1,061,017.8     20,709,009
Qualified XII (1.30)                      15.977      19.486           21.96%                          1,697.8         33,083
Qualified XII (1.35)                      15.959      19.454           21.90%                          5,444.4        105,915
Qualified XII (1.40)                      15.940      19.422           21.84%                          3,217.1         62,483
Qualified XII (1.45)                      15.922      19.390           21.78%                          3,011.6         58,396
Qualified XII (1.75)                      15.813      19.200           21.42%                            495.5          9,514
Qualified XIII                            16.014      19.550           22.08%                         90,531.2      1,769,901
Qualified XV                              16.002      19.536           22.08%                         17,017.4        332,453

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)                   Units
                                               --------              in Value of                    Outstanding      Reserves
                                        Beginning     End of         Accumulation                      at End         at End
                                         of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C (continued):
Qualified XVI                             $15.835     $19.227            21.42%                         28,960.1   $    556,808
Qualified XVII                             15.904      19.358            21.72%                         95,802.4      1,854,577
Qualified XXI                              16.740      19.557            16.83%             (6)         48,418.5        946,913
Qualified XXII                             16.752      19.571            16.83%             (6)         92,268.0      1,805,772
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series D:
Qualified III                              10.062      10.726             6.60%                      3,810,727.5     40,872,636
Qualified V                                10.058      10.704             6.42%                          5,515.1         59,034
Qualified VI                               10.062      10.726             6.60%                     18,170,043.9    194,886,034
Qualified IX                               10.065      10.745             6.76%                         15,611.1        167,749
Qualified X (1.15)                         10.062      10.726             6.60%                        139,046.9      1,491,372
Qualified X (1.25)                         10.062      10.726             6.60%                      3,231,872.5     34,664,023
Qualified XI                               10.068      10.775             7.02%                      2,873,392.4     30,961,803
Qualified XII (0.65)                       10.076      10.833             7.51%                        102,963.8      1,115,377
Qualified XII (0.70)                       10.467      10.832             3.49%            (11)         67,005.7        725,790
Qualified XII (0.75)                       10.079      10.825             7.40%                         25,428.6        275,267
Qualified XII (0.80)                       10.229      10.818             5.76%            (11)         41,864.1        452,904
Qualified XII (0.85)                       10.071      10.779             7.03%                        202,198.1      2,179,410
Qualified XII (0.90)                       10.160      10.805             6.35%            (10)         22,607.0        244,272
Qualified XII (1.00)                       10.073      10.792             7.14%                         18,211.6        196,537
Qualified XII (1.05)                       10.072      10.785             7.08%                      4,843,476.6     52,237,951
Qualified XII (1.15)                       10.566      10.772             1.95%            (12)          8,484.1         91,391
Qualified XII (1.20)                       10.068      10.765             6.92%                        414,563.5      4,462,919
Qualified XII (1.25)                       10.067      10.759             6.87%                      7,379,720.4     79,396,426
Qualified XII (1.30)                       10.066      10.752             6.82%                         42,788.7        460,068
Qualified XII (1.40)                       10.064      10.739             6.71%                         17,125.9        183,914
Qualified XII (1.50)                       10.069      10.726             6.52%             (1)          4,237.4         45,449
Qualified XII (1.55)                       10.060      10.719             6.55%                         84,745.5        908,394
Qualified XII (1.75)                       10.056      10.693             6.33%                         13,930.9        148,960
Qualified XIII                             10.068      10.765             6.92%                        420,980.0      4,531,995
Qualified XV                               10.068      10.765             6.92%                         83,197.7        895,652
Qualified XVI                              10.056      10.693             6.33%                        132,567.9      1,417,517
Qualified XVII                             10.062      10.726             6.60%                        157,815.2      1,692,675
Qualified XVIII                            10.062      10.726             6.60%                        591,778.3      6,347,224
Qualified XXI                               9.949      10.777             8.32%             (6)        384,568.8      4,144,416
Qualified XXII                              9.949      10.777             8.32%             (6)        573,839.4      6,184,145
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series E:
Qualified III                              10.000      10.760             7.60%             (6)      1,175,742.6     12,651,122
Qualified V                                10.019      10.751             7.31%             (7)            489.8          5,266
Qualified VI                               10.000      10.760             7.60%             (6)      6,811,257.7     73,289,900
Qualified X (1.15)                         10.020      10.755             7.34%             (6)        162,651.2      1,749,277
Qualified X (1.25)                         10.012      10.752             7.39%             (6)      1,460,077.3     15,699,247
Qualified XI                               10.000      10.787             7.87%             (6)        793,284.8      8,556,796
Qualified XII (0.70)                       10.355      10.807             4.37%            (11)          4,273.8         46,188
Qualified XII (0.80)                       10.115      10.801             6.78%            (11)         33,946.1        366,660
Qualified XII (1.00)                       10.001      10.789             7.88%             (6)          2,108.2         22,746
Qualified XII (1.05)                       10.000      10.787             7.87%             (6)      1,369,132.2     14,768,193
Qualified XII (1.10)                       10.000      10.784             7.84%             (6)         54,629.0        589,097
Qualified XII (1.15)                       10.516      10.781             2.52%            (12)          1,600.5         17,255
Qualified XII (1.20)                       10.000      10.778             7.78%             (6)        106,496.3      1,147,788
Qualified XII (1.25)                       10.000      10.775             7.75%             (6)      1,782,985.0     19,211,276
Qualified XII (1.30)                       10.002      10.772             7.70%             (6)         12,179.6        131,196
Qualified XII (1.35)                       10.060      10.769             7.05%             (8)          3,590.8         38,669
Qualified XII (1.40)                       10.006      10.766             7.60%             (6)          7,037.4         75,764
Qualified XII (1.50)                       10.038      10.760             7.19%             (7)          9,588.6        103,175
Qualified XII (1.75)                       10.004      10.745             7.41%             (6)          1,012.4         10,879
Qualified XIII                             10.001      10.778             7.77%             (6)        110,714.9      1,193,255
Qualified XV                               10.005      10.778             7.73%             (6)         97,325.1      1,048,943

Variable Annuity Account C

-------------------------------------------------------------------------------------

                                                Value
                                               Per Unit          Increase (Decrease)
                                               --------              in Value of
                                        Beginning     End of         Accumulation
                                         of Year       Year              Unit
-------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                            $ 10.004    $ 10.745            7.41%
Qualified XVII                             10.005      10.760            7.55%
Qualified XVIII                            10.012      10.752            7.39%
Qualified XXI                              10.005      10.787            7.82%
Qualified XXII                             10.000      10.787            7.87%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                              10.003      10.370            3.67%
Qualified VI                                9.998      10.370            3.72%
Qualified X (1.25)                          9.999      10.369            3.70%
Qualified XI                                9.999      10.384            3.85%
Qualified XII (0.65)                       10.014      10.397            3.82%
Qualified XII (0.80)                       10.054      10.392            3.36%
Qualified XII (0.90)                       10.048      10.389            3.39%
Qualified XII (0.95)                        9.998      10.379            3.81%
Qualified XII (1.00)                       10.029      10.386            3.56%
Qualified XII (1.05)                       10.004      10.384            3.80%
Qualified XII (1.10)                       10.015      10.383            3.67%
Qualified XII (1.25)                       10.005      10.378            3.73%
Qualified XII (1.30)                        9.999      10.376            3.77%
Qualified XII (1.35)                       10.072      10.375            3.01%
Qualified XII (1.40)                       10.011      10.373            3.62%
Qualified XII (1.45)                        9.999      10.371            3.72%
Qualified XII (1.75)                       10.073      10.362            2.87%
Qualified XIII                             10.005      10.379            3.74%
Qualified XV                                9.998      10.379            3.81%
Qualified XVI                              10.010      10.362            3.52%
Qualified XVII                             10.020      10.370            3.49%
Qualified XVIII                            10.026      10.369            3.42%
Qualified XXI                              10.021      10.384            3.62%
Qualified XXII                             10.007      10.384            3.77%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                              10.001      10.020            0.19%
Qualified VI                               10.000      10.020            0.20%
Qualified X (1.25)                         10.000      10.020            0.20%
Qualified XI                               10.007      10.022            0.15%
Qualified XII (0.95)                       10.015      10.021            0.06%
Qualified XII (1.25)                       10.000      10.021            0.21%
Qualified XII (1.30)                       10.005      10.021            0.16%
Qualified XII (1.35)                       10.005      10.020            0.15%
Qualified XII (1.45)                       10.007      10.020            0.13%
Qualified XIII                             10.008      10.021            0.13%
Qualified XV                               10.006      10.021            0.15%
Qualified XVI                              10.015      10.019            0.04%
Qualified XVIII                            10.006      10.020            0.14%
Qualified XXI                              10.014      10.022            0.08%
-------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                               323.019     374.804           16.03%
Qualified III                             245.765     284.994           15.96%
Qualified V                                25.037      28.987           15.78%
Qualified VI                               25.094      29.100           15.96%
Qualified VII                              23.657      27.450           16.03%
Qualified VIII                             23.301      27.018           15.95%
Qualified IX                               23.323      27.182           16.55%
Qualified X (1.15)                         25.225      29.280           16.08%
Qualified X (1.25)                         25.094      29.100           15.96%
Qualified XI                               25.319      29.475           16.41%
Qualified XII (0.40)                       16.747      19.586           16.95%


--------------------------------------------------------------------------------------

                                                         Units
                                                      Outstanding         Reserves
                                                         at End            at End
                                                        of Year           of Year
--------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                                (6)           36,127.2    $      388,203
Qualified XVII                               (6)          163,057.8         1,754,543
Qualified XVIII                              (6)           69,586.5           748,228
Qualified XXI                                (6)          208,645.0         2,250,556
Qualified XXII                               (6)          181,444.5         1,957,158
--------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                                (9)          652,808.0         6,769,699
Qualified VI                                 (9)        1,877,479.2        19,469,026
Qualified X (1.25)                           (9)          493,375.1         5,115,589
Qualified XI                                 (9)           90,486.0           939,626
Qualified XII (0.65)                         (9)            6,272.2            65,212
Qualified XII (0.80)                        (11)            1,379.7            14,338
Qualified XII (0.90)                        (10)              340.0             3,532
Qualified XII (0.95)                         (9)           14,669.7           152,263
Qualified XII (1.00)                        (10)              498.6             5,178
Qualified XII (1.05)                         (9)          212,129.8         2,202,850
Qualified XII (1.10)                         (9)           51,654.2           536,305
Qualified XII (1.25)                         (9)          739,313.3         7,672,438
Qualified XII (1.30)                         (9)            1,182.2            12,267
Qualified XII (1.35)                        (11)            3,428.9            35,574
Qualified XII (1.40)                         (9)            3,266.1            33,879
Qualified XII (1.45)                         (9)           40,814.1           423,298
Qualified XII (1.75)                        (12)            3,871.6            40,116
Qualified XIII                               (9)           30,304.5           314,543
Qualified XV                                 (9)           34,688.8           360,048
Qualified XVI                                (9)           11,830.8           122,588
Qualified XVII                              (10)           29,549.5           306,422
Qualified XVIII                             (10)           70,357.2           729,503
Qualified XXI                               (10)           13,722.6           142,499
Qualified XXII                               (9)           19,410.4           201,562
--------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                               (12)           53,208.1           533,130
Qualified VI                                (12)           54,199.7           543,065
Qualified X (1.25)                          (12)           11,861.2           118,846
Qualified XI                                (12)              420.0             4,209
Qualified XII (0.95)                        (12)            1,556.5            15,598
Qualified XII (1.25)                        (12)           36,046.3           361,213
Qualified XII (1.30)                        (12)            1,295.0            12,976
Qualified XII (1.35)                        (12)              571.4             5,726
Qualified XII (1.45)                        (12)            3,803.9            38,115
Qualified XIII                              (12)              448.9             4,498
Qualified XV                                (12)              357.1             3,578
Qualified XVI                               (12)            1,043.1            10,451
Qualified XVIII                             (12)           11,877.3           119,007
Qualified XXI                               (12)            1,214.6            12,173
--------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                                               124,050.3        46,494,563
Qualified III                                           1,555,542.4       443,319,945
Qualified V                                                15,312.1           443,854
Qualified VI                                          107,941,231.7     3,141,089,842
Qualified VII                                           7,891,082.0       216,606,278
Qualified VIII                                             52,006.6         1,405,121
Qualified IX                                               18,313.2           497,783
Qualified X (1.15)                                        488,809.5        14,312,523
Qualified X (1.25)                                     17,496,240.9       509,140,609
Qualified XI                                            4,530,330.3       133,533,424
Qualified XII (0.40)                                    2,978,732.9        58,340,903

Variable Annuity Account C

-----------------------------------------------------------------
                                                  Value
                                                 Per Unit
                                                 --------
                                          Beginning     End of
                                           of Year       Year
-----------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                       $ 10.152    $ 11.867
Qualified XII (0.50)                         10.665      12.460
Qualified XII (0.55)                         10.922      11.847
Qualified XII (0.65)                         10.867      11.828
Qualified XII (0.70)                         10.936      11.819
Qualified XII (0.75)                         10.133      11.809
Qualified XII (0.80)                         11.108      12.939
Qualified XII (0.85)                         16.779      19.535
Qualified XII (0.90)                         10.804      12.572
Qualified XII (0.95)                         16.735      19.464
Qualified XII (1.00)                         16.713      19.429
Qualified XII (1.05)                         16.691      19.393
Qualified XII (1.10)                         16.669      19.358
Qualified XII (1.15)                         16.647      19.323
Qualified XII (1.20)                         16.625      19.288
Qualified XII (1.25)                         16.603      19.253
Qualified XII (1.30)                         16.581      19.218
Qualified XII (1.40)                         16.537      19.148
Qualified XII (1.50)                         16.493      19.078
Qualified XIII                               25.291      29.416
Qualified XV                                 25.249      29.367
Qualified XVI                                24.986      28.902
Qualified XVII                               25.193      29.287
Qualified XVIII                              25.193      29.287
Qualified XIX                               324.288     377.218
Qualified XX                                246.731     286.829
Qualified XXI                                26.736      29.394
Qualified XXII                               26.781      29.443
Annuity contracts in payment period
-----------------------------------------------------------------

Aetna Growth VP:
Qualified III                                13.597      18.124
Qualified V                                  17.862      23.771
Qualified VI                                 17.912      23.875
Qualified VIII                               17.909      23.870
Qualified X (1.15)                           17.943      23.940
Qualified X (1.25)                           17.912      23.875
Qualified XI                                 18.005      24.094
Qualified XII (0.40)                         18.018      24.222
Qualified XII (0.45)                         11.470      15.412
Qualified XII (0.50)                         12.397      16.649
Qualified XII (0.55)                         12.980      15.387
Qualified XII (0.65)                         12.835      15.362
Qualified XII (0.70)                         12.378      15.350
Qualified XII (0.75)                         11.449      15.338
Qualified XII (0.80)                         13.030      17.447
Qualified XII (0.85)                         18.036      24.137
Qualified XII (0.90)                         12.681      16.962
Qualified XII (0.95)                         18.005      24.071
Qualified XII (1.00)                         17.989      24.039
Qualified XII (1.05)                         17.974      24.006
Qualified XII (1.10)                         17.958      23.973
Qualified XII (1.15)                         17.943      23.940
Qualified XII (1.20)                         17.927      23.908
Qualified XII (1.25)                         17.912      23.875
Qualified XII (1.30)                         18.880      23.843
Qualified XII (1.40)                         17.865      23.778
Qualified XII (1.50)                         17.834      23.713

----------------------------------------------------------------------------------------------------------

                                          Increase (Decrease)                   Units
                                              in Value of                    Outstanding       Reserves
                                              Accumulation                      at End          at End
                                                  Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                              16.89%                        348,478.4    $  4,135,244
Qualified XII (0.50)                              16.83%                        674,274.8       8,401,436
Qualified XII (0.55)                               8.47%            (11)      1,191,861.0      14,120,507
Qualified XII (0.65)                               8.84%             (4)        479,212.5       5,668,292
Qualified XII (0.70)                               8.07%             (5)        296,167.3       3,500,351
Qualified XII (0.75)                              16.54%                        806,180.4       9,520,415
Qualified XII (0.80)                              16.48%                     13,348,490.1     172,721,345
Qualified XII (0.85)                              16.43%                      5,572,186.8     108,853,321
Qualified XII (0.90)                              16.36%                        128,636.7       1,617,278
Qualified XII (0.95)                              16.31%                      2,450,338.3      47,693,642
Qualified XII (1.00)                              16.25%                     12,501,599.0     242,890,830
Qualified XII (1.05)                              16.19%                        341,405.3       6,621,019
Qualified XII (1.10)                              16.13%                        143,471.8       2,777,354
Qualified XII (1.15)                              16.07%                        514,327.5       9,938,338
Qualified XII (1.20)                              16.02%                        192,381.3       3,710,616
Qualified XII (1.25)                              15.96%                         35,467.5         682,848
Qualified XII (1.30)                              15.90%                          4,575.4          87,930
Qualified XII (1.40)                              15.79%                          2,976.6          56,996
Qualified XII (1.50)                              15.67%                         55,796.6       1,064,510
Qualified XIII                                    16.31%                      1,028,948.7      30,267,616
Qualified XV                                      16.31%                        975,159.8      28,637,704
Qualified XVI                                     15.67%                      1,449,637.9      41,897,597
Qualified XVII                                    16.25%                      4,958,302.8     145,215,966
Qualified XVIII                                   16.25%                      5,385,977.0     157,741,446
Qualified XIX                                     16.32%                         81,134.8      30,605,514
Qualified XX                                      16.25%                        158,086.1      45,343,739
Qualified XXI                                      9.94%             (5)        948,653.9      27,885,068
Qualified XXII                                     9.94%             (5)      1,234,586.7      36,350,268
Annuity contracts in payment period                                                           373,523,149
----------------------------------------------------------------------------------------------------------

Aetna Growth VP:
Qualified III                                     33.29%                            781.3          14,161
Qualified V                                       33.08%                          2,180.1          51,825
Qualified VI                                      33.29%                      3,505,798.2      83,701,657
Qualified VIII                                    33.28%                          1,147.1          27,382
Qualified X (1.15)                                33.42%                         30,864.5         738,909
Qualified X (1.25)                                33.29%                        516,658.3      12,335,324
Qualified XI                                      33.82%                        172,921.7       4,166,336
Qualified XII (0.40)                              34.43%                         59,855.2       1,449,804
Qualified XII (0.45)                              34.37%                        134,661.4       2,075,404
Qualified XII (0.50)                              34.30%                         34,477.5         574,011
Qualified XII (0.55)                              18.54%            (11)         12,695.3         195,345
Qualified XII (0.65)                              19.69%            (10)         17,761.6         272,862
Qualified XII (0.70)                              24.01%             (5)          9,291.4         142,622
Qualified XII (0.75)                              33.97%                         28,754.1         441,021
Qualified XII (0.80)                              33.90%                        728,963.9      12,718,065
Qualified XII (0.85)                              33.83%                         65,689.6       1,585,562
Qualified XII (0.90)                              33.76%                          4,181.5          70,925
Qualified XII (0.95)                              33.69%                         53,956.8       1,298,817
Qualified XII (1.00)                              33.63%                        550,969.6      13,244,542
Qualified XII (1.05)                              33.56%                         44,979.2       1,079,764
Qualified XII (1.10)                              33.49%                         14,642.6         351,029
Qualified XII (1.15)                              33.42%                         25,112.6         601,206
Qualified XII (1.20)                              33.36%                          7,994.8         191,138
Qualified XII (1.25)                              33.29%                          7,486.1         178,733
Qualified XII (1.30)                              26.29%             (2)            380.7           9,078
Qualified XII (1.40)                              33.10%                            745.5          17,726
Qualified XII (1.50)                              32.97%                          5,473.2         129,785

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP (continued):
Qualified XIII                           $18.005     $24.071           33.69%                           26,330.1   $    633,804
Qualified XV                              18.005      24.071           33.69%                           24,433.9        588,158
Qualified XVI                             17.834      23.713           32.97%                           63,830.9      1,513,617
Qualified XVII                            17.912      23.875           33.29%                           48,373.4      1,154,926
Qualified XVIII                           18.010      24.091           33.76%                           26,741.4        644,219
Qualified XXI                             19.053      24.094           26.46%              (5)          61,302.5      1,477,003
Qualified XXII                            19.053      24.094           26.46%              (5)          72,900.7      1,756,446
Annuity contracts in payment period                                                                                      71,588
--------------------------------------------------------------------------------------------------------------------------------

Aetna High Yield VP:
Qualified VI                               9.212       9.739            5.72%                          151,580.7      1,476,308
Qualified X (1.25)                         9.212       9.739            5.72%                           10,892.8        106,090
Qualified XI                               9.231       9.798            6.14%                            6,159.5         60,351
Qualified XII (0.40)                       9.238       9.850            6.62%                            2,048.8         20,181
Qualified XII (0.45)                       9.743       9.912            1.73%             (11)              68.0            674
Qualified XII (0.50)                       9.260       9.864            6.52%                            2,779.3         27,414
Qualified XII (0.55)                       9.577       9.896            3.33%             (11)             128.7          1,273
Qualified XII (0.65)                       9.554       9.880            3.41%             (10)             215.0          2,124
Qualified XII (0.70)                       9.827       9.872            0.46%              (5)              75.9            750
Qualified XII (0.75)                       9.284       9.864            6.25%                               97.6            963
Qualified XII (0.80)                       9.241       9.814            6.20%                            6,652.0         65,281
Qualified XII (0.85)                       9.238       9.806            6.15%                            7,192.3         70,524
Qualified XII (0.90)                       9.802       9.797           (0.05%)            (12)             146.2          1,432
Qualified XII (0.95)                       9.231       9.789            6.04%                           14,009.2        137,135
Qualified XII (1.00)                       9.228       9.781            5.99%                           11,321.5        110,732
Qualified XII (1.05)                       9.225       9.772            5.93%                              446.9          4,367
Qualified XII (1.10)                       9.222       9.764            5.88%                               51.2            500
Qualified XII (1.15)                       9.218       9.756            5.84%                              362.6          3,538
Qualified XII (1.20)                       9.215       9.748            5.78%                              118.8          1,158
Qualified XII (1.25)                       9.348       9.739            4.18%              (1)             259.8          2,531
Qualified XII (1.40)                       9.555       9.715            1.67%              (5)              29.8            290
Qualified XIII                             9.231       9.789            6.04%                                4.5             44
Qualified XV                               9.231       9.789            6.04%                            1,593.9         15,603
Qualified XVI                              9.196       9.698            5.46%                              706.9          6,855
Qualified XVII                             9.212       9.739            5.72%                            2,025.3         19,726
Qualified XVIII                            9.212       9.739            5.72%                            1,069.9         10,420
Qualified XXI                              9.492       9.798            3.22%              (8)              61.2            600
Qualified XXII                             9.716       9.798            0.84%              (5)           3,126.0         30,629
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Bond VP:
Qualified III                             10.578      10.333           (2.32%)                          96,745.1        999,704
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Large Cap VP:
Qualified V                               18.704      22.923           22.56%                            1,406.1         32,233
Qualified VI                              18.772      23.044           22.76%                       10,058,180.6    231,780,884
Qualified VIII                            18.769      23.038           22.74%                            1,284.5         29,593
Qualified X (1.15)                        18.815      23.120           22.88%                           56,950.1      1,316,689
Qualified X (1.25)                        18.772      23.044           22.76%                        1,067,590.0     24,601,562
Qualified XI                              18.902      23.294           23.24%                          580,524.9     13,523,011
Qualified XII (0.40)                      18.916      23.418           23.80%                          193,246.7      4,525,512
Qualified XII (0.45)                      11.307      13.991           23.74%                          226,926.8      3,174,926
Qualified XII (0.50)                      12.019      14.865           23.68%                           24,910.6        370,302
Qualified XII (0.55)                      12.633      13.968           10.57%             (11)         107,026.9      1,494,998
Qualified XII (0.65)                      12.586      13.946           10.81%              (4)         198,941.1      2,774,421
Qualified XII (0.70)                      12.362      13.935           12.72%              (5)          34,699.5        483,527
Qualified XII (0.75)                      11.286      13.923           23.37%                           81,577.5      1,135,841
Qualified XII (0.80)                      12.587      15.521           23.31%                        2,792,639.0     43,344,718
Qualified XII (0.85)                      18.945      23.350           23.25%                          611,611.4     14,280,925
Qualified XII (0.90)                      12.206      15.036           23.19%                           14,614.0        219,739
Qualified XII (0.95)                      18.902      23.273           23.12%                          297,993.7      6,935,159

Variable Annuity Account C

--------------------------------------------------------------------
                                                     Value
                                                    Per Unit
                                                    --------
                                             Beginning     End of
                                              of Year       Year
--------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                           $18.880     $23.235
Qualified XII (1.05)                            18.859      23.196
Qualified XII (1.10)                            18.837      23.158
Qualified XII (1.15)                            18.815      23.120
Qualified XII (1.20)                            18.794      23.082
Qualified XII (1.25)                            18.772      23.044
Qualified XII (1.30)                            18.751      23.006
Qualified XII (1.40)                            18.708      22.930
Qualified XII (1.50)                            18.665      22.855
Qualified XIII                                  18.902      23.273
Qualified XIV                                   18.772      23.044
Qualified XV                                    18.888      23.256
Qualified XVI                                   18.691      22.887
Qualified XVII                                  18.802      23.103
Qualified XVIII                                 18.876      23.252
Qualified XXI                                   20.242      23.277
Qualified XXII                                  20.257      23.294
Annuity contracts in payment period
--------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                   11.338      12.967
Qualified VI                                    10.891      12.455
Qualified VIII                                  10.582      12.454
Qualified X (1.25)                              10.891      12.455
Qualified XI                                    10.913      12.530
Qualified XII (0.40)                            10.921      12.597
Qualified XII (0.45)                            10.889      12.916
Qualified XII (0.50)                            10.947      12.614
Qualified XII (0.55)                            11.478      12.896
Qualified XII (0.65)                            11.204      12.875
Qualified XII (0.70)                            11.323      12.864
Qualified XII (0.75)                            11.183      12.854
Qualified XII (0.80)                            10.925      12.551
Qualified XII (0.85)                            10.921      12.540
Qualified XII (0.90)                            11.099      12.529
Qualified XII (0.95)                            10.913      12.519
Qualified XII (1.00)                            10.909      12.508
Qualified XII (1.05)                            10.906      12.498
Qualified XII (1.10)                            10.902      12.487
Qualified XII (1.15)                            10.898      12.477
Qualified XII (1.20)                            10.894      12.466
Qualified XII (1.25)                            10.154      12.455
Qualified XII (1.30)                            10.887      12.445
Qualified XII (1.50)                            10.872      12.403
Qualified XIII                                  10.913      12.519
Qualified XV                                    10.913      12.519
Qualified XVI                                   10.872      12.403
Qualified XVIII                                 10.891      12.455
Qualified XXI                                   10.927      12.530
Qualified XXII                                  10.927      12.530
--------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                    9.157      10.019
Qualified VI                                     8.815       9.645
Qualified VIII                                   8.606       9.644
Qualified X (1.15)                               9.414       9.661
Qualified X (1.25)                               8.815       9.645
Qualified XI                                     8.834       9.703
Qualified XII (0.40)                             8.840       9.754

-------------------------------------------------------------------------------------------------------------

                                             Increase (Decrease)                    Units
                                                 in Value of                     Outstanding      Reserves
                                                 Accumulation                      at End          at End
                                                     Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                                 23.07%                       1,544,113.0   $35,876,783
Qualified XII (1.05)                                 23.00%                          61,199.8     1,419,609
Qualified XII (1.10)                                 22.94%                          65,998.6     1,528,406
Qualified XII (1.15)                                 22.88%                          49,777.3     1,150,854
Qualified XII (1.20)                                 22.82%                          32,935.8       760,222
Qualified XII (1.25)                                 22.76%                           6,042.9       139,252
Qualified XII (1.30)                                 22.69%                          14,317.4       329,386
Qualified XII (1.40)                                 22.57%                           1,398.9        32,077
Qualified XII (1.50)                                 22.45%                          22,096.9       505,026
Qualified XIII                                       23.12%                          83,940.6     1,953,535
Qualified XIV                                        22.76%                       2,748,955.1    63,346,969
Qualified XV                                         23.13%                          37,025.1       861,037
Qualified XVI                                        22.45%                         118,787.7     2,718,738
Qualified XVII                                       22.88%                          80,552.2     1,861,018
Qualified XVIII                                      23.18%                          53,167.9     1,236,259
Qualified XXI                                        14.99%             (5)         309,654.8     7,207,844
Qualified XXII                                       14.99%             (5)         120,481.2     2,806,532
Annuity contracts in payment period                                                               1,234,629
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                        14.37%                          73,984.0       959,354
Qualified VI                                         14.36%                         395,149.5     4,921,781
Qualified VIII                                       17.69%             (1)               1.5            18
Qualified X (1.25)                                   14.36%                          51,901.1       646,454
Qualified XI                                         14.82%                          32,616.9       408,704
Qualified XII (0.40)                                 15.35%                           2,808.2        35,376
Qualified XII (0.45)                                 18.62%             (9)           2,661.4        34,376
Qualified XII (0.50)                                 15.23%                           3,620.5        45,671
Qualified XII (0.55)                                 12.35%            (11)              60.3           777
Qualified XII (0.65)                                 14.91%            (10)           5,592.0        71,996
Qualified XII (0.70)                                 13.61%             (5)             285.2         3,669
Qualified XII (0.75)                                 14.94%                           3,958.9        50,888
Qualified XII (0.80)                                 14.88%                          50,226.6       630,372
Qualified XII (0.85)                                 14.82%                          16,931.2       212,317
Qualified XII (0.90)                                 12.88%             (9)              41.6           521
Qualified XII (0.95)                                 14.72%                           2,499.6        31,292
Qualified XII (1.00)                                 14.66%                          62,741.6       784,786
Qualified XII (1.05)                                 14.60%                             460.2         5,751
Qualified XII (1.10)                                 14.54%                           1,327.0        16,571
Qualified XII (1.15)                                 14.49%                             933.2        11,643
Qualified XII (1.20)                                 14.43%                           1,114.9        13,898
Qualified XII (1.25)                                 22.66%             (3)           1,234.4        15,375
Qualified XII (1.30)                                 14.31%                             385.2         4,794
Qualified XII (1.50)                                 14.08%                             160.9         1,995
Qualified XIII                                       14.72%                           5,399.2        67,592
Qualified XV                                         14.72%                           3,069.4        38,425
Qualified XVI                                        14.08%                           3,733.0        46,300
Qualified XVIII                                      14.36%                           3,584.7        44,650
Qualified XXI                                        14.67%             (5)           2,026.9        25,398
Qualified XXII                                       14.67%             (5)           6,385.8        80,016
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                         9.41%                         118,433.1     1,186,554
Qualified VI                                          9.42%                         407,202.6     3,927,371
Qualified VIII                                       12.06%             (1)               1.8            18
Qualified X (1.15)                                    2.62%            (12)           1,062.2        10,262
Qualified X (1.25)                                    9.42%                          73,715.1       710,965
Qualified XI                                          9.84%                          14,120.0       137,004
Qualified XII (0.40)                                 10.34%                           2,620.1        25,558

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)                  Units
                                                    --------              in Value of                   Outstanding    Reserves
                                             Beginning     End of         Accumulation                     at End       at End
                                              of Year       Year              Unit                        of Year       of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified XII (0.45)                          $ 8.954      $10.166            13.54%             (9)        1,372.7   $   13,956
Qualified XII (0.50)                            8.861        9.768            10.24%                        1,189.7       11,621
Qualified XII (0.55)                            9.235       10.150             9.91%            (11)           70.3          714
Qualified XII (0.65)                            8.416       10.134            20.41%             (4)       40,166.0      407,029
Qualified XII (0.70)                            8.998       10.126            12.54%             (9)           42.2          427
Qualified XII (0.75)                            9.201       10.117             9.96%                        2,982.2       30,172
Qualified XII (0.80)                            8.843        9.718             9.89%                       50,270.2      488,546
Qualified XII (0.85)                            8.840        9.710             9.84%                       20,738.7      201,377
Qualified XII (0.90)                            8.837        9.702             9.79%                          585.8        5,683
Qualified XII (0.95)                            8.834        9.694             9.74%                       16,330.3      158,302
Qualified XII (1.00)                            8.831        9.686             9.68%                       63,842.3      618,352
Qualified XII (1.05)                            8.827        9.677             9.63%                        1,537.6       14,880
Qualified XII (1.10)                            8.476        9.669            14.08%             (2)        1,596.3       15,435
Qualified XII (1.15)                            8.821        9.661             9.52%                        3,035.3       29,325
Qualified XII (1.20)                            8.818        9.653             9.47%                        1,732.9       16,727
Qualified XII (1.30)                            8.812        9.637             9.36%                          468.3        4,513
Qualified XII (1.50)                            8.800        9.604             9.14%                          233.0        2,238
Qualified XIII                                  8.834        9.694             9.74%                        5,249.1       50,884
Qualified XV                                    8.834        9.694             9.74%                        1,965.0       19,048
Qualified XVI                                   8.800        9.604             9.14%                        1,705.1       16,376
Qualified XVII                                  8.815        9.645             9.42%                          722.4        6,968
Qualified XVIII                                 8.815        9.645             9.42%                        6,066.5       58,510
Qualified XXI                                   8.783        9.703            10.47%             (5)        5,599.7       54,332
Qualified XXII                                  8.783        9.703            10.47%             (5)        5,602.6       54,361
---------------------------------------------------------------------------------------------------------------------------------

Aetna International VP:
Qualified V                                    10.104       14.554            44.04%             (4)           56.3          819
Qualified VI                                    9.765       14.594            49.45%                      271,051.8    3,955,686
Qualified VIII                                  9.945       14.592            46.73%             (1)            5.3           77
Qualified X (1.15)                             11.160       14.618            30.99%            (10)        7,827.5      114,426
Qualified X (1.25)                              9.765       14.594            49.45%                       55,009.4      802,798
Qualified XI                                    9.785       14.682            50.05%                        5,886.4       86,422
Qualified XII (0.40)                           10.059       14.760            46.73%             (2)        1,479.7       21,840
Qualified XII (0.45)                            9.567       14.414            50.66%                       19,616.2      282,743
Qualified XII (0.50)                            9.815       14.780            50.59%                        1,028.7       15,204
Qualified XII (0.55)                           11.236       14.391            28.08%            (11)           59.2          852
Qualified XII (0.65)                           11.021       14.367            30.36%            (10)          405.0        5,818
Qualified XII (0.70)                           10.927       14.356            31.38%            (10)           13.7          196
Qualified XII (0.75)                            9.550       14.344            50.20%                          133.9        1,921
Qualified XII (0.80)                            9.795       14.705            50.13%                       43,135.0      634,305
Qualified XII (0.85)                            9.792       14.693            50.05%                       12,522.6      183,991
Qualified XII (0.90)                           11.286       14.680            30.07%             (9)           23.5          345
Qualified XII (0.95)                            9.785       14.668            49.90%                        4,750.0       69,672
Qualified XII (1.00)                            9.781       14.656            49.84%                       54,742.1      802,278
Qualified XII (1.05)                            9.778       14.643            49.75%                          416.6        6,101
Qualified XII (1.10)                            9.800       14.631            49.30%             (2)          767.4       11,228
Qualified XII (1.15)                            9.771       14.618            49.61%                          726.0       10,612
Qualified XII (1.20)                            9.768       14.606            49.53%                          354.4        5,176
Qualified XII (1.25)                           10.086       14.594            44.70%             (3)          126.2        1,841
Qualified XII (1.30)                           10.019       14.582            45.54%             (2)          149.4        2,178
Qualified XII (1.40)                           10.925       14.557            33.24%             (7)           21.1          307
Qualified XII (1.50)                           10.050       14.532            44.60%             (1)           36.4          529
Qualified XIII                                  9.785       14.668            49.90%                        1,202.9       17,644
Qualified XV                                    9.785       14.668            49.90%                          752.4       11,036
Qualified XVI                                   9.748       14.532            49.08%                        4,118.1       59,846
Qualified XVIII                                 9.765       14.594            49.45%                       21,170.8      308,963
Qualified XXI                                  10.489       14.681            39.97%             (5)        1,249.9       18,351
Qualified XXII                                 10.489       14.681            39.97%             (5)       19,174.1      281,504
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                            $14.248     $15.070            5.77%                          46,461.8   $    700,166
Qualified V                               14.171      14.964            5.60%                             739.3         11,062
Qualified VI                              14.248      15.070            5.77%                       1,420,930.7     21,413,019
Qualified X (1.15)                        14.360      15.203            5.87%                          43,421.5        660,142
Qualified X (1.25)                        14.310      15.135            5.77%                         412,345.7      6,240,997
Qualified XI                              14.375      15.264            6.18%                          53,313.0        813,781
Qualified XII (0.40)                      13.111      13.986            6.67%                          21,808.7        305,011
Qualified XII (0.45)                      10.103      10.738            6.29%              (1)         32,691.1        351,048
Qualified XII (0.50)                      10.293      10.968            6.56%                             495.1          5,430
Qualified XII (0.55)                      10.273      10.721            4.36%             (11)         22,642.8        242,755
Qualified XII (0.65)                      10.114      10.704            5.83%              (4)         62,233.0        666,127
Qualified XII (0.70)                      10.364      10.695            3.19%              (5)            834.1          8,920
Qualified XII (0.75)                      10.054      10.686            6.29%                          19,173.7        204,899
Qualified XII (0.80)                      10.423      11.073            6.24%                         232,706.5      2,576,858
Qualified XII (0.85)                      13.136      13.950            6.20%                          83,669.8      1,167,153
Qualified XII (0.90)                      10.351      10.986            6.13%                             549.0          6,032
Qualified XII (0.95)                      13.102      13.899            6.08%                          38,638.7        537,032
Qualified XII (1.00)                      13.084      13.874            6.04%                         197,880.9      2,745,308
Qualified XII (1.05)                      13.067      13.848            5.98%                          38,755.2        536,693
Qualified XII (1.10)                      13.050      13.823            5.92%                          23,031.1        318,362
Qualified XII (1.15)                      13.033      13.798            5.87%                          19,761.9        272,674
Qualified XII (1.20)                      13.015      13.773            5.82%                          27,715.3        381,719
Qualified XII (1.25)                      12.998      13.748            5.77%                           5,897.3         81,074
Qualified XII (1.30)                      12.981      13.723            5.72%                           1,546.2         21,218
Qualified XII (1.40)                      12.666      13.673            7.95%              (3)            125.0          1,709
Qualified XII (1.50)                      12.913      13.623            5.50%                           7,895.5        107,563
Qualified XIII                            14.361      15.234            6.08%                           3,378.7         51,473
Qualified XV                              14.336      15.208            6.08%                           7,165.0        108,967
Qualified XVI                             14.187      14.967            5.50%                          23,514.7        351,949
Qualified XVII                            14.327      15.206            6.14%                          22,032.6        335,024
Qualified XVIII                           14.389      15.272            6.14%                          43,007.6        656,814
Qualified XXI                             14.711      15.222            3.47%              (5)         42,489.1        646,778
Qualified XXII                            14.736      15.248            3.47%              (5)          8,034.4        122,513
Annuity contracts in payment period                                                                                    247,224
-------------------------------------------------------------------------------------------------------------------------------

Aetna Money Market VP:
Qualified I                               43.523      45.192            3.83%                          35,830.2      1,619,232
Qualified III                             42.883      44.501            3.77%                         845,679.0     37,633,362
Qualified V                               12.362      12.808            3.61%                          26,389.7        337,990
Qualified VI                              12.447      12.917            3.78%                      11,010,658.5    142,219,462
Qualified VII                             12.367      12.842            3.84%                         318,287.7      4,087,302
Qualified VIII                            11.986      12.437            3.76%                           3,577.1         44,489
Qualified IX                              12.349      12.847            4.03%                           1,744.1         22,406
Qualified X (1.15)                        12.512      12.997            3.88%                         348,707.6      4,532,211
Qualified X (1.25)                        12.447      12.917            3.78%                       2,636,397.2     34,053,096
Qualified XI                              12.558      13.083            4.18%                         345,616.6      4,521,799
Qualified XII (0.40)                      11.225      11.748            4.66%                         271,583.3      3,190,538
Qualified XII (0.45)                      10.706      10.777            0.66%             (11)         41,968.6        452,293
Qualified XII (0.50)                      10.399      10.872            4.55%                          70,538.5        766,899
Qualified XII (0.55)                      10.669      10.760            0.85%             (11)         67,586.8        727,205
Qualified XII (0.65)                      10.407      10.742            3.22%              (4)        249,861.7      2,684,068
Qualified XII (0.70)                      10.434      10.734            2.88%              (5)         38,318.7        411,297
Qualified XII (0.75)                      10.283      10.725            4.30%                          23,586.3        252,961
Qualified XII (0.80)                      10.414      10.855            4.23%                       1,891,667.2     20,534,942
Qualified XII (0.85)                      11.246      11.717            4.19%                         472,334.7      5,534,575
Qualified XII (0.90)                      10.381      10.811            4.14%                          11,231.6        121,422
Qualified XII (0.95)                      11.217      11.675            4.08%                         392,226.2      4,579,187
Qualified XII (1.00)                      11.202      11.654            4.03%                       2,142,833.9     24,971,836

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (continued):
Qualified XII (1.05)                     $11.187     $11.632             3.98%                         47,453.3   $   551,997
Qualified XII (1.10)                      11.172      11.611             3.93%                         25,798.4       299,553
Qualified XII (1.15)                      11.158      11.590             3.87%                         87,883.4     1,018,584
Qualified XII (1.20)                      11.143      11.569             3.82%                         40,450.3       467,972
Qualified XII (1.25)                      11.128      11.548             3.77%                         11,404.3       131,697
Qualified XII (1.30)                      11.114      11.527             3.72%                          5,569.1        64,195
Qualified XII (1.40)                      11.084      11.485             3.62%                            441.1         5,066
Qualified XII (1.50)                      11.055      11.443             3.51%                         14,502.9       165,962
Qualified XIII                            12.545      13.057             4.08%                        117,934.1     1,539,853
Qualified XV                              12.524      13.035             4.08%                         81,149.2     1,057,796
Qualified XVI                             12.393      12.829             3.52%                        136,761.4     1,754,461
Qualified XVII                            12.447      12.917             3.78%                        515,620.8     6,660,030
Qualified XVIII                           12.447      12.917             3.78%                        816,768.4    10,549,812
Qualified XIX                             43.523      45.192             3.83%                         15,404.6       696,161
Qualified XX                              42.883      44.501             3.77%                         82,223.8     3,659,023
Qualified XXI                             12.707      13.047             2.68%             (5)        139,149.8     1,815,524
Qualified XXII                            12.728      13.069             2.68%             (5)        124,834.9     1,631,463
Annuity contracts in payment period                                                                                    80,784
------------------------------------------------------------------------------------------------------------------------------

Aetna Real Estate Securities VP:
Qualified V                                8.529       8.370            (1.86%)            (3)             13.7           115
Qualified VI                               8.873       8.393            (5.41%)                       140,481.1     1,179,054
Qualified VIII                             8.872       8.392            (5.41%)                           242.7         2,037
Qualified X (1.25)                         8.873       8.393            (5.41%)                        12,462.0       104,594
Qualified XI                               8.891       8.444            (5.03%)                        13,312.1       112,401
Qualified XII (0.40)                       8.898       8.488            (4.61%)                         2,266.6        19,240
Qualified XII (0.45)                       8.436       8.544             1.28%            (11)             33.3           284
Qualified XII (0.50)                       8.919       8.500            (4.70%)                             0.1             1
Qualified XII (0.65)                       8.263       8.517             3.07%            (11)             14.8           126
Qualified XII (0.70)                       8.621       8.510            (1.29%)            (9)             14.3           122
Qualified XII (0.75)                       8.944       8.503            (4.93%)                            74.8           636
Qualified XII (0.80)                       8.900       8.457            (4.98%)                        21,244.9       179,671
Qualified XII (0.85)                       8.897       8.450            (5.02%)                         2,944.7        24,882
Qualified XII (0.95)                       8.891       8.436            (5.12%)                        17,117.9       144,401
Qualified XII (1.00)                       8.888       8.429            (5.16%)                        11,149.7        93,976
Qualified XII (1.05)                       8.885       8.421            (5.22%)                           171.0         1,440
Qualified XII (1.10)                       8.882       8.414            (5.27%)                           382.5         3,219
Qualified XII (1.15)                       8.879       8.407            (5.32%)                         3,933.4        33,069
Qualified XII (1.20)                       8.876       8.400            (5.36%)                           913.7         7,675
Qualified XII (1.25)                       8.830       8.393            (4.95%)            (9)              1.1            10
Qualified XII (1.40)                       9.402       8.372           (10.96%)            (5)             32.8           275
Qualified XIII                             8.891       8.436            (5.12%)                         1,263.7        10,660
Qualified XV                               8.891       8.436            (5.12%)                           107.2           904
Qualified XVI                              8.857       8.358            (5.63%)                         1,197.0        10,004
Qualified XVIII                            8.873       8.393            (5.41%)                         2,294.5        19,258
Qualified XXI                              9.523       8.443           (11.34%)            (5)            607.9         5,133
Qualified XXII                             9.523       8.443           (11.34%)            (5)          3,605.0        30,438
------------------------------------------------------------------------------------------------------------------------------

Aetna Small Company VP:
Qualified V                               13.595      17.540            29.02%                             35.8           628
Qualified VI                              13.633      17.617            29.22%                      1,598,681.6    28,163,583
Qualified VIII                            13.631      17.613            29.21%                            195.3         3,440
Qualified X (1.15)                        13.657      17.665            29.35%                         20,667.6       365,092
Qualified X (1.25)                        13.633      17.617            29.22%                        183,701.3     3,236,221
Qualified XI                              13.704      17.778            29.73%                         58,527.7     1,040,512
Qualified XII (0.40)                      13.714      17.873            30.33%                         18,169.7       324,742
Qualified XII (0.45)                       9.176      11.953            30.26%                         63,697.3       761,345
Qualified XII (0.50)                       9.312      12.124            30.20%                          7,762.6        94,111
Qualified XII (0.55)                       9.996      11.933            19.38%            (11)         17,508.6       208,935

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP (continued):
Qualified XII (0.65)                    $ 9.740      $11.914            22.32%            (10)          8,502.2   $   101,295
Qualified XII (0.70)                      9.503       11.904            25.27%             (5)          3,486.1        41,501
Qualified XII (0.75)                      9.159       11.895            29.87%                         15,497.8       184,344
Qualified XII (0.80)                      9.764       12.675            29.81%                      1,290,260.0    16,353,637
Qualified XII (0.85)                     13.728       17.810            29.73%                         36,864.4       656,562
Qualified XII (0.90)                      9.513       12.336            29.68%                          6,872.1        84,774
Qualified XII (0.95)                     13.704       17.762            29.61%                         54,303.1       964,511
Qualified XII (1.00)                     13.692       17.737            29.54%                        405,201.8     7,187,234
Qualified XII (1.05)                     13.680       17.713            29.48%                          6,349.8       112,476
Qualified XII (1.10)                     13.668       17.689            29.42%                          7,547.6       133,511
Qualified XII (1.15)                     13.657       17.665            29.35%                         12,872.8       227,397
Qualified XII (1.20)                     13.645       17.641            29.29%                         18,254.1       322,017
Qualified XII (1.25)                     13.633       17.617            29.22%                          8,927.9       157,280
Qualified XII (1.40)                     13.598       17.545            29.03%                            282.6         4,959
Qualified XII (1.50)                     13.574       17.497            28.90%                          3,951.2        69,135
Qualified XIII                           13.704       17.762            29.61%                         12,641.7       224,537
Qualified XV                             13.704       17.762            29.61%                          9,745.4       173,094
Qualified XVI                            13.574       17.497            28.90%                         18,033.2       315,526
Qualified XVII                           13.633       17.617            29.22%                          7,350.4       129,491
Qualified XVIII                          13.708       17.776            29.68%                          4,403.0        78,267
Qualified XXI                            14.508       17.778            22.54%             (5)         29,451.5       523,590
Qualified XXII                           14.508       17.778            22.54%             (5)         37,984.5       675,291
Annuity contracts in payment period                                                                                    11,036
------------------------------------------------------------------------------------------------------------------------------

Aetna Value Opportunity VP:
Qualified III                            12.088       14.274            18.08%                         74,767.5     1,067,264
Qualified V                              15.985       18.847            17.90%                            286.5         5,399
Qualified VI                             16.030       18.930            18.09%                        987,707.1    18,697,106
Qualified VIII                           16.028       18.926            18.08%                            412.6         7,810
Qualified X (1.15)                       16.754       18.982            13.30%             (9)          2,242.2        42,561
Qualified X (1.25)                       16.030       18.930            18.09%                        118,475.7     2,242,722
Qualified XI                             16.113       19.103            18.56%                         52,282.7       998,763
Qualified XII (0.40)                     16.125       19.205            19.10%                         12,433.6       238,784
Qualified XII (0.45)                     12.467       12.665             1.59%            (11)         10,292.9       130,365
Qualified XII (0.50)                     11.369       13.527            18.98%                          2,750.3        37,203
Qualified XII (0.55)                     11.893       12.645             6.32%            (11)         20,593.3       260,403
Qualified XII (0.65)                     11.196       12.625            12.76%             (4)         69,481.4       877,183
Qualified XII (0.70)                     11.759       12.615             7.28%             (5)          2,838.6        35,808
Qualified XII (0.75)                     10.620       12.604            18.68%                         16,090.7       202,814
Qualified XII (0.80)                     11.692       13.870            18.63%                        356,704.5     4,947,460
Qualified XII (0.85)                     16.141       19.138            18.57%                         19,876.9       380,395
Qualified XII (0.90)                     11.462       13.583            18.50%                          6,153.7        83,584
Qualified XII (0.95)                     16.113       19.085            18.44%                         42,539.8       811,889
Qualified XII (1.00)                     16.099       19.059            18.39%                         94,639.0     1,803,762
Qualified XII (1.05)                     16.085       19.033            18.33%                          4,555.5        86,707
Qualified XII (1.10)                     16.071       19.007            18.27%                          1,480.1        28,132
Qualified XII (1.15)                     16.057       18.982            18.22%                          5,972.7       113,371
Qualified XII (1.20)                     16.044       18.956            18.15%                         12,127.4       229,883
Qualified XII (1.25)                     16.030       18.930            18.09%                          2,021.5        38,266
Qualified XII (1.30)                     16.016       18.904            18.03%                            192.0         3,630
Qualified XII (1.40)                     15.988       18.852            17.91%                            135.5         2,554
Qualified XII (1.50)                     15.960       18.801            17.80%                          2,344.1        44,071
Qualified XIII                           16.113       19.085            18.44%                          3,855.4        73,581
Qualified XV                             16.113       19.085            18.44%                          4,285.3        81,787
Qualified XVI                            15.960       18.801            17.80%                         12,802.8       240,706
Qualified XVII                           16.030       18.930            18.09%                         10,011.1       189,507
Qualified XVIII                          16.118       19.101            18.51%                          2,382.2        45,501
Qualified XXI                            17.291       19.103            10.48%             (5)         11,791.7       225,258
Qualified XXII                           17.291       19.103            10.48%             (5)         19,132.0       365,480
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------
                                        Value
                                       Per Unit             Increase (Decrease)                    Units
                                       --------                 in Value of                     Outstanding      Reserves
                               Beginning       End of           Accumulation                       at End         at End
                                of Year         Year                Unit                          of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Qualified V                      $10.681       $13.738              28.62%            (10)            360.5     $    4,952
Qualified VI                      10.217        13.753              34.61%             (5)         77,469.7      1,065,430
Qualified VIII                    10.134        13.752              35.70%            (10)              4.0             55
Qualified X (1.15)                10.465        13.762              31.51%             (8)             78.7          1,083
Qualified X (1.25)                10.217        13.753              34.61%             (5)          7,991.7        109,909
Qualified XII (0.40)              10.105        13.834              36.90%             (9)          1,128.9         15,617
Qualified XII (0.55)              10.908        13.820              26.70%            (11)             48.0            663
Qualified XII (0.70)              10.189        13.805              35.49%             (9)             82.4          1,137
Qualified XII (0.75)               9.957        13.801              38.61%             (5)             49.2            680
Qualified XII (0.80)              10.166        13.796              35.71%             (6)         21,990.9        303,382
Qualified XII (0.85)              10.489        13.791              31.48%             (6)          2,863.3         39,488
Qualified XII (0.95)              10.487        13.781              31.41%             (6)            613.3          8,452
Qualified XII (1.00)               9.821        13.777              40.28%             (5)         13,134.2        180,945
Qualified XII (1.05)               9.877        13.772              39.44%             (5)            610.7          8,410
Qualified XII (1.10)              10.778        13.767              27.73%             (7)            250.6          3,450
Qualified XII (1.15)               9.693        13.762              41.98%             (5)            517.7          7,125
Qualified XII (1.20)              10.195        13.758              34.95%             (9)            218.3          3,003
Qualified XII (1.25)              12.638        13.753               8.82%            (12)             16.6            229
Qualified XII (1.30)               9.857        13.748              39.47%            (10)             53.9            741
Qualified XV                       9.660        13.745              42.29%             (6)             41.7            573
Qualified XVI                     10.165        13.729              35.06%             (8)          2,372.0         32,565
Qualified XVII                    10.649        13.759              29.20%             (7)          2,465.1         33,917
Qualified XVIII                   10.003        13.759              37.55%             (6)            616.6          8,483
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Fund:
Qualified VI                       9.627        11.716              21.70%             (5)        470,276.7      5,509,569
Qualified VIII                    10.883        11.715               7.64%            (12)            314.0          3,678
Qualified X (1.25)                 9.627        11.716              21.70%             (5)         53,572.1        627,629
Qualified XII (0.40)              10.351        11.785              13.85%             (7)            425.5          5,014
Qualified XII (0.45)              10.518        11.781              12.01%            (11)            882.4         10,395
Qualified XII (0.55)              10.229        11.773              15.09%            (11)            879.7         10,356
Qualified XII (0.65)              10.785        11.764               9.08%            (11)             16.6            195
Qualified XII (0.70)               9.404        11.760              25.05%             (9)             41.2            484
Qualified XII (0.75)               9.275        11.756              26.75%             (6)          2,337.5         27,480
Qualified XII (0.80)               9.280        11.752              26.64%             (6)         81,159.5        953,802
Qualified XII (0.85)               9.575        11.748              22.69%             (6)         19,773.7        232,303
Qualified XII (0.95)              10.261        11.740              14.41%             (7)         10,352.2        121,534
Qualified XII (1.00)               9.939        11.736              18.08%             (5)        160,744.5      1,886,482
Qualified XII (1.05)               9.842        11.732              19.20%             (6)         10,546.3        123,728
Qualified XII (1.10)              10.373        11.728              13.06%             (7)            280.9          3,295
Qualified XII (1.15)               9.204        11.724              27.38%             (8)            463.7          5,436
Qualified XII (1.20)               9.601        11.720              22.07%             (6)            178.9          2,096
Qualified XII (1.25)               9.470        11.716              23.72%            (10)             22.4            262
Qualified XII (1.30)              10.636        11.712              10.12%            (11)            892.6         10,454
Qualified XII (1.50)               9.550        11.695              22.46%            (10)             22.4            262
Qualified XIII                     9.645        11.710              21.41%             (9)            328.1          3,842
Qualified XV                       9.601        11.710              21.97%             (6)            115.1          1,348
Qualified XVI                      9.684        11.695              20.77%             (6)          5,151.3         60,246
Qualified XVII                     9.763        11.721              20.06%             (9)          4,407.5         51,659
Qualified XVIII                    9.566        11.721              22.53%             (6)          6,703.9         78,575
Qualified XXI                      9.727        11.721              20.50%            (10)          1,866.7         21,879
---------------------------------------------------------------------------------------------------------------------------

Growth Fund:
Qualified V                       10.278        12.055              17.29%            (10)            375.4          4,525
Qualified VI                       9.513        12.069              26.87%             (5)        240,556.1      2,903,181
Qualified X (1.15)                10.207        12.077              18.32%             (8)             14.3            172
Qualified X (1.25)                 9.819        12.069              22.91%             (5)         31,910.4        385,114
Qualified XII (0.40)              10.158        12.140              19.51%             (9)            114.3          1,387

Variable Annuity Account C

----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year        of Year
----------------------------------------------------------------------------------------------------------------------------
Growth Fund (continued):
Qualified XII (0.55)                   $10.242     $12.127            18.40%            (11)            989.8   $    12,004
Qualified XII (0.65)                    10.100      12.119            19.99%            (10)          1,727.9        20,940
Qualified XII (0.70)                    11.387      12.115             6.39%            (12)             54.3           658
Qualified XII (0.75)                     9.867      12.111            22.74%             (8)             97.7         1,184
Qualified XII (0.80)                    10.306      12.106            17.47%             (7)         51,297.6       621,025
Qualified XII (0.85)                    10.118      12.102            19.61%             (6)         14,757.5       178,597
Qualified XII (0.90)                    11.422      12.098             5.92%            (12)            264.3         3,197
Qualified XII (0.95)                     9.465      12.094            27.78%             (5)          6,721.5        81,288
Qualified XII (1.00)                     9.382      12.090            28.86%             (5)         32,099.1       388,064
Qualified XII (1.05)                     9.632      12.085            25.47%             (5)            956.7        11,563
Qualified XII (1.10)                    10.484      12.081            15.23%             (7)             33.9           409
Qualified XII (1.15)                     9.380      12.077            28.75%             (5)          1,061.5        12,820
Qualified XII (1.20)                     9.493      12.073            27.18%             (8)            166.9         2,015
Qualified XII (1.25)                     9.783      12.069            23.37%            (10)             23.4           283
Qualified XII (1.30)                     9.916      12.064            21.66%             (9)            105.1         1,268
Qualified XII (1.40)                    10.959      12.056            10.01%            (11)              2.6            31
Qualified XII (1.50)                     9.898      12.048            21.72%             (7)            135.2         1,628
Qualified XIII                          10.229      12.098            18.27%             (7)            110.3         1,334
Qualified XV                            10.595      12.098            14.19%            (11)             17.8           216
Qualified XVI                           10.209      12.048            18.01%             (7)          2,770.5        33,378
Qualified XXI                           11.240      12.110             7.74%            (12)          2,843.4        34,432
----------------------------------------------------------------------------------------------------------------------------

Value Fund:
Qualified V                             10.069      11.493            14.14%            (10)              0.7             8
Qualified VI                             9.747      11.506            18.05%             (5)        405,286.4     4,663,125
Qualified X (1.15)                      10.171      11.514            13.20%             (8)            661.7         7,618
Qualified X (1.25)                       9.746      11.506            18.06%             (5)         49,173.1       565,774
Qualified XII (0.40)                    10.177      11.574            13.73%             (7)          1,915.7        22,172
Qualified XII (0.45)                     9.753      11.570            18.63%             (9)          8,954.0       103,595
Qualified XII (0.55)                    10.242      11.562            12.89%            (11)            202.9         2,345
Qualified XII (0.65)                    10.194      11.554            13.34%            (10)            733.3         8,472
Qualified XII (0.70)                     9.661      11.550            19.55%             (9)             79.6           919
Qualified XII (0.75)                     9.815      11.546            17.64%             (5)          1,010.9        11,672
Qualified XII (0.80)                     9.762      11.542            18.23%             (5)        166,175.9     1,917,951
Qualified XII (0.85)                    10.458      11.538            10.33%             (7)         10,688.2       123,317
Qualified XII (0.90)                    10.450      11.534            10.37%             (7)            616.5         7,111
Qualified XII (0.95)                     9.827      11.530            17.33%             (6)         14,637.9       168,771
Qualified XII (1.00)                     9.747      11.526            18.25%             (5)         43,171.5       497,582
Qualified XII (1.05)                    10.384      11.522            10.96%             (7)          3,085.2        35,547
Qualified XII (1.10)                    10.159      11.518            13.38%             (7)            500.1         5,760
Qualified XII (1.15)                     9.747      11.514            18.13%             (5)            115.4         1,329
Qualified XII (1.20)                     9.848      11.510            16.88%             (9)            156.0         1,795
Qualified XII (1.50)                    10.442      11.502            10.15%            (11)             66.9           769
Qualified XII (1.30)                    10.847      11.494             5.96%            (11)              9.9           113
Qualified XII (1.40)                    10.003      11.486            14.83%             (8)            506.8         5,822
Qualified XIII                           9.915      11.495            15.94%             (6)            181.1         2,082
Qualified XV                             9.845      11.495            16.76%             (8)            674.4         7,752
Qualified XVI                            9.842      11.486            16.70%             (6)          2,077.1        23,858
Qualified XVII                           9.778      11.511            17.72%             (5)         27,063.0       311,517
Qualified XVIII                         10.017      11.511            14.91%             (8)          3,587.3        41,293
----------------------------------------------------------------------------------------------------------------------------

Calvert Social Balanced Portfolio:
Qualified III                           27.186      30.131            10.83%                        880,318.8    26,524,926
Qualified V                             20.904      23.131            10.65%                          1,743.6        40,331
Qualified VI                            20.485      22.705            10.84%                      1,118,008.2    25,384,126
Qualified VIII                          18.609      20.623            10.82%                          7,545.8       155,618
Qualified X (1.25)                      10.500      11.637            10.83%                         29,860.0       347,482
Qualified XI                            20.668      22.998            11.27%                         68,702.6     1,580,009
Qualified XII (0.40)                    14.976      16.740            11.78%                         40,497.9       677,943

Variable Annuity Account C

------------------------------------------------------------------------
                                                         Value
                                                        Per Unit
                                                        --------
                                                 Beginning     End of
                                                  of Year       Year
------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                               $10.714     $11.970
Qualified XII (0.50)                                10.966      12.245
Qualified XII (0.55)                                11.207      11.951
Qualified XII (0.65)                                11.067      11.932
Qualified XII (0.70)                                11.025      11.922
Qualified XII (0.75)                                10.694      11.912
Qualified XII (0.80)                                11.254      12.530
Qualified XII (0.85)                                15.005      16.697
Qualified XII (0.90)                                11.320      12.414
Qualified XII (0.95)                                14.965      16.636
Qualified XII (1.00)                                14.945      16.606
Qualified XII (1.05)                                14.926      16.576
Qualified XII (1.10)                                14.906      16.546
Qualified XII (1.15)                                14.886      16.515
Qualified XII (1.20)                                14.867      16.485
Qualified XII (1.25)                                14.847      16.455
Qualified XII (1.30)                                14.827      16.426
Qualified XII (1.40)                                14.950      16.366
Qualified XII (1.50)                                14.749      16.306
Qualified XIII                                      20.646      22.951
Qualified XV                                        20.612      22.913
Qualified XVI                                       20.397      22.550
Qualified XVII                                      20.485      22.705
Qualified XVIII                                     10.500      11.637
Qualified XXI                                       21.036      22.935
Qualified XXII                                      21.071      22.973
------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                       18.285      19.201
Qualified V                                         17.305      18.143
Qualified VI                                        17.459      18.334
Qualified VIII                                      17.395      18.265
Qualified X (1.15)                                  21.948      23.071
Qualified X (1.25)                                  21.848      22.942
Qualified XI                                        17.615      18.570
Qualified XII (0.40)                                15.192      16.089
Qualified XII (0.45)                                 9.968      10.552
Qualified XII (0.50)                                10.363      10.964
Qualified XII (0.55)                                10.462      10.535
Qualified XII (0.65)                                10.691      10.518
Qualified XII (0.70)                                11.230      10.509
Qualified XII (0.75)                                 9.950      10.501
Qualified XII (0.80)                                10.850      11.445
Qualified XII (0.85)                                15.220      16.047
Qualified XII (0.90)                                10.671      11.245
Qualified XII (0.95)                                15.180      15.989
Qualified XII (1.00)                                15.160      15.960
Qualified XII (1.05)                                15.140      15.931
Qualified XII (1.10)                                15.120      15.902
Qualified XII (1.15)                                15.100      15.873
Qualified XII (1.20)                                15.080      15.844
Qualified XII (1.25)                                15.061      15.815
Qualified XII (1.30)                                15.041      15.786
Qualified XII (1.40)                                15.001      15.729
Qualified XII (1.50)                                14.961      15.672
Qualified XIII                                      17.596      18.533
Qualified XV                                        17.567      18.502

----------------------------------------------------------------------------------------------------------------

                                                 Increase (Decrease)                   Units
                                                     in Value of                    Outstanding      Reserves
                                                     Accumulation                      at End         at End
                                                         Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                                    11.72%                          26,121.4    $   312,675
Qualified XII (0.50)                                    11.66%                          54,140.9        662,972
Qualified XII (0.55)                                     6.64%             (11)         13,438.2        160,597
Qualified XII (0.65)                                     7.82%             (10)          3,321.9         39,636
Qualified XII (0.70)                                     8.14%              (5)          3,735.6         44,535
Qualified XII (0.75)                                    11.39%                           9,601.8        114,379
Qualified XII (0.80)                                    11.34%                          73,942.9        926,469
Qualified XII (0.85)                                    11.28%                         200,067.8      3,340,502
Qualified XII (0.90)                                     9.66%              (8)          3,588.7         44,549
Qualified XII (0.95)                                    11.17%                         117,901.6      1,961,427
Qualified XII (1.00)                                    11.11%                         178,990.3      2,972,296
Qualified XII (1.05)                                    11.05%                           8,581.1        142,238
Qualified XII (1.10)                                    11.00%                          10,085.2        166,866
Qualified XII (1.15)                                    10.94%                          53,769.7        888,032
Qualified XII (1.20)                                    10.88%                           6,432.6        106,044
Qualified XII (1.25)                                    10.83%                             270.0          4,443
Qualified XII (1.30)                                    10.78%                              43.8            719
Qualified XII (1.40)                                     9.47%              (2)            507.9          8,312
Qualified XII (1.50)                                    10.56%                           3,025.6         49,337
Qualified XIII                                          11.16%                          16,438.0        377,276
Qualified XV                                            11.16%                           6,810.6        156,054
Qualified XVI                                           10.56%                          27,661.0        623,765
Qualified XVII                                          10.84%                           1,312.3         29,796
Qualified XVIII                                         10.83%                           9,410.8        109,514
Qualified XXI                                            9.03%              (5)          2,376.2         54,497
Qualified XXII                                           9.03%              (5)          3,697.4         84,940
----------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                            5.01%                       2,271,493.5     43,615,144
Qualified V                                              4.84%                             696.2         12,631
Qualified VI                                             5.01%                       5,366,552.8     98,388,525
Qualified VIII                                           5.00%                           4,753.3         86,821
Qualified X (1.15)                                       5.12%                          94,758.7      2,186,163
Qualified X (1.25)                                       5.01%                       1,171,916.0     26,886,274
Qualified XI                                             5.42%                         221,999.6      4,122,595
Qualified XII (0.40)                                     5.90%                         114,724.9      1,845,765
Qualified XII (0.45)                                     5.86%                         110,939.0      1,170,616
Qualified XII (0.50)                                     5.80%                          15,333.0        168,111
Qualified XII (0.55)                                     0.70%             (11)         65,153.9        686,387
Qualified XII (0.65)                                    (1.62%)             (4)        123,331.6      1,297,187
Qualified XII (0.70)                                    (6.42%)             (5)          8,104.0         85,168
Qualified XII (0.75)                                     5.54%                          73,216.2        768,837
Qualified XII (0.80)                                     5.48%                         833,428.1      9,538,585
Qualified XII (0.85)                                     5.43%                         303,703.7      4,873,512
Qualified XII (0.90)                                     5.38%                           6,809.4         76,571
Qualified XII (0.95)                                     5.33%                         188,393.5      3,012,143
Qualified XII (1.00)                                     5.28%                         363,065.9      5,794,363
Qualified XII (1.05)                                     5.22%                          62,832.4      1,000,951
Qualified XII (1.10)                                     5.17%                          39,293.5        624,827
Qualified XII (1.15)                                     5.12%                          77,293.8      1,226,854
Qualified XII (1.20)                                     5.07%                          21,440.3        339,694
Qualified XII (1.25)                                     5.01%                          11,532.6        182,388
Qualified XII (1.30)                                     4.95%                           4,118.0         65,008
Qualified XII (1.40)                                     4.85%                           1,188.6         18,696
Qualified XII (1.50)                                     4.75%                          11,234.6        176,064
Qualified XIII                                           5.33%                          30,245.2        560,530
Qualified XV                                             5.32%                          14,978.8        277,139

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XVI                            $17.384     $18.209            4.75%                         145,786.4   $  2,654,614
Qualified XVII                            17.459      18.334            5.01%                          31,846.3        583,859
Qualified XVIII                           21.848      22.942            5.01%                          19,877.9        456,041
Qualified XXI                             19.392      18.519           (4.50%)             (5)         25,382.2        470,058
Qualified XXII                            19.424      18.550           (4.50%)             (5)         37,177.4        689,641
-------------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified I                               18.115      24.603           35.82%                           2,653.5         65,283
Qualified III                             19.406      26.340           35.73%                              77.8          2,048
Qualified V                               19.285      26.134           35.51%                           1,744.6         45,594
Qualified VI                              19.155      25.999           35.73%                       9,652,435.9    250,951,352
Qualified VIII                            19.385      26.310           35.72%                           6,647.6        174,898
Qualified X (1.15)                        26.764      36.363           35.87%                          90,675.2      3,297,257
Qualified X (1.25)                        26.641      36.160           35.73%                       1,477,316.1     53,419,605
Qualified XI                              19.326      26.334           36.26%                         476,085.8     12,537,324
Qualified XII (0.40)                      17.525      23.989           36.88%                         325,063.2      7,798,002
Qualified XII (0.45)                      13.493      16.655           23.43%              (9)         65,561.2      1,091,891
Qualified XII (0.50)                      12.779      17.475           36.75%                          49,321.0        861,906
Qualified XII (0.55)                      14.192      16.628           17.16%             (11)        129,222.6      2,148,677
Qualified XII (0.65)                      13.816      16.601           20.16%              (4)        309,123.5      5,131,739
Qualified XII (0.70)                      13.474      16.588           23.11%              (5)         37,939.7        629,327
Qualified XII (0.75)                      12.150      16.574           36.41%                         110,673.3      1,834,323
Qualified XII (0.80)                      13.307      18.143           36.34%                       1,602,405.7     29,073,018
Qualified XII (0.85)                      17.558      23.927           36.27%                         520,647.2     12,457,602
Qualified XII (0.90)                      12.978      17.677           36.21%                           9,392.8        166,039
Qualified XII (0.95)                      17.512      23.840           36.14%                         345,699.0      8,241,537
Qualified XII (1.00)                      17.489      23.797           36.07%                       1,055,741.9     25,123,389
Qualified XII (1.05)                      17.466      23.754           36.00%                          96,711.6      2,297,248
Qualified XII (1.10)                      17.443      23.710           35.93%                          59,683.5      1,415,122
Qualified XII (1.15)                      17.420      23.667           35.86%                         107,839.2      2,552,264
Qualified XII (1.20)                      17.397      23.624           35.79%                          55,526.7      1,311,781
Qualified XII (1.25)                      17.374      23.581           35.73%                          23,471.7        553,495
Qualified XII (1.30)                      17.351      23.538           35.66%                           7,250.6        170,667
Qualified XII (1.40)                      17.305      23.453           35.53%                           6,553.5        153,700
Qualified XII (1.50)                      17.259      23.368           35.40%                          30,213.3        706,018
Qualified XIII                            19.305      26.281           36.14%                          77,944.8      2,048,479
Qualified XV                              19.273      26.237           36.13%                          43,825.8      1,149,877
Qualified XVI                             19.072      25.822           35.39%                         200,009.1      5,164,642
Qualified XVII                            19.155      25.999           35.73%                          60,970.0      1,585,144
Qualified XVIII                           26.641      36.160           35.73%                          57,973.8      2,096,327
Qualified XXI                             21.072      26.262           24.63%              (5)         82,068.8      2,155,269
Qualified XXII                            21.107      26.305           24.63%              (5)         73,156.4      1,924,411
-------------------------------------------------------------------------------------------------------------------------------

High Income Portfolio:
Qualified III                              9.023       9.638            6.82%                         194,440.2      1,873,989
-------------------------------------------------------------------------------------------------------------------------------

Overseas Portfolio:
Qualified V                               13.587      19.108           40.63%                              32.3            618
Qualified VI                              13.662      19.243           40.85%                         676,303.2     13,014,360
Qualified VIII                            13.658      19.237           40.85%                             353.5          6,801
Qualified X (1.15)                        14.140      19.936           40.99%                           8,088.7        161,259
Qualified X (1.25)                        14.074      19.825           40.86%                         164,209.0      3,255,428
Qualified XI                              13.784      19.492           41.41%                          24,274.1        473,141
Qualified XII (0.40)                      13.170      18.709           42.06%                          30,213.1        565,255
Qualified XII (0.45)                      10.647      13.410           25.95%              (9)          8,158.2        109,404
Qualified XII (0.50)                      10.183      14.451           41.91%                             636.2          9,194
Qualified XII (0.55)                      11.159      13.389           19.98%             (11)          8,970.5        120,104
Qualified XII (0.65)                      10.023      13.367           33.36%              (4)         15,589.0        208,382
Qualified XII (0.70)                      10.077      13.356           32.54%              (5)            396.1          5,291
Qualified XII (0.75)                       9.427      13.346           41.57%                           6,008.6         80,189

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.80)                $10.530     $14.900            41.50%                         53,816.9   $    801,849
Qualified XII (0.85)                 13.195      18.661            41.42%                         20,580.3        384,042
Qualified XII (0.90)                 13.705      14.905             8.76%            (12)          2,473.7         36,870
Qualified XII (0.95)                 13.160      18.593            41.28%                         10,722.9        199,368
Qualified XII (1.00)                 13.143      18.559            41.21%                         52,999.7        983,621
Qualified XII (1.05)                 13.126      18.525            41.13%                          7,697.7        142,602
Qualified XII (1.10)                 13.108      18.492            41.07%                          9,932.8        183,673
Qualified XII (1.15)                 13.091      18.458            41.00%                         10,800.7        199,359
Qualified XII (1.20)                 13.074      18.424            40.92%                          2,471.1         45,529
Qualified XII (1.25)                 13.056      18.391            40.86%                          6,717.6        123,543
Qualified XII (1.30)                 13.039      18.357            40.79%                            469.0          8,610
Qualified XII (1.40)                 13.005      18.291            40.65%                            156.2          2,857
Qualified XII (1.50)                 12.971      18.224            40.50%                            955.5         17,413
Qualified XIII                       13.769      19.452            41.27%                          7,531.1        146,498
Qualified XV                         13.746      19.420            41.28%                          3,845.1         74,672
Qualified XVI                        13.603      19.112            40.50%                         12,105.1        231,359
Qualified XVII                       13.662      19.243            40.85%                          1,455.6         28,011
Qualified XVIII                      14.074      19.825            40.86%                          2,622.2         51,984
Qualified XXI                        14.422      19.438            34.78%             (5)          7,321.2        142,309
Qualified XXII                       14.446      19.470            34.78%             (5)         11,297.7        219,970
--------------------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Qualified III                        16.719      18.343             9.71%                      1,511,789.2     27,730,745
--------------------------------------------------------------------------------------------------------------------------

Contrafund Portfolio:
Qualified III                        22.177      27.214            22.71%                      3,780,286.9    102,875,596
Qualified V                          19.627      24.046            22.51%                          1,845.8         44,384
Qualified VI                         19.601      24.053            22.71%                      9,498,614.4    228,467,569
Qualified VIII                       19.729      24.208            22.70%                          3,710.6         89,828
Qualified X (1.15)                   22.103      27.150            22.83%                         21,611.4        586,742
Qualified X (1.25)                   22.023      27.024            22.71%                        888,915.1     24,022,425
Qualified XI                         19.776      24.363            23.19%                        222,596.4      5,423,123
Qualified XII (0.40)                 17.813      22.045            23.76%                        239,028.1      5,269,342
Qualified XII (0.45)                 11.475      14.194            23.69%                        268,569.5      3,812,080
Qualified XII (0.50)                 11.985      14.817            23.63%                         22,845.8        338,510
Qualified XII (0.55)                 12.452      14.171            13.81%            (11)        119,840.6      1,698,279
Qualified XII (0.65)                 12.698      14.148            11.42%             (4)        276,640.9      3,914,000
Qualified XII (0.70)                 12.471      14.137            13.36%             (5)         19,119.6        270,293
Qualified XII (0.75)                 11.454      14.126            23.33%                         96,687.0      1,365,756
Qualified XII (0.80)                 12.589      15.518            23.27%                      1,895,669.7     29,416,282
Qualified XII (0.85)                 17.847      21.988            23.20%                        303,913.8      6,682,417
Qualified XII (0.90)                 12.293      15.138            23.14%                         25,518.5        386,292
Qualified XII (0.95)                 17.800      21.908            23.08%                        357,609.8      7,834,494
Qualified XII (1.00)                 17.776      21.868            23.02%                      1,508,806.9     32,994,816
Qualified XII (1.05)                 17.753      21.828            22.95%                         82,954.6      1,810,762
Qualified XII (1.10)                 17.729      21.789            22.90%                         45,202.7        984,910
Qualified XII (1.15)                 17.706      21.749            22.83%                        112,280.7      2,442,001
Qualified XII (1.20)                 17.683      21.710            22.77%                         29,985.7        650,976
Qualified XII (1.25)                 17.659      21.670            22.71%                         13,062.1        283,057
Qualified XII (1.30)                 17.636      21.631            22.65%                         12,866.9        278,320
Qualified XII (1.40)                 17.590      21.552            22.52%                          3,061.9         65,990
Qualified XII (1.50)                 17.543      21.474            22.41%                         14,452.2        310,342
Qualified XIII                       19.755      24.314            23.08%                         79,041.7      1,921,820
Qualified XV                         19.722      24.274            23.08%                         37,379.6        907,338
Qualified XVI                        19.516      23.889            22.41%                        170,565.1      4,074,657
Qualified XVII                       19.601      24.053            22.71%                         35,985.2        865,543
Qualified XVIII                      22.023      27.024            22.71%                         19,561.4        528,636
Qualified XXI                        21.258      24.296            14.29%             (5)         82,919.6      2,014,620

Variable Annuity Account C

-----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio: (continued):
Qualified XXII                         $21.293     $24.336            14.29%             (5)        111,857.0   $  2,722,205
-----------------------------------------------------------------------------------------------------------------------------

Index 500 Portfolio:
Qualified III                           23.650      28.147            19.01%                      4,354,722.7    122,573,178
-----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified I                             17.901      32.516            81.64%             (4)          2,923.0         95,042
Qualified III                           24.098      53.644           122.61%                      3,274,450.0    175,655,970
Qualified V                             20.810      46.252           122.26%                          3,751.7        173,525
Qualified VI                            20.951      46.640           122.61%                     12,224,096.0    570,136,151
Qualified VIII                          20.945      46.621           122.59%                          8,113.3        378,254
Qualified X (1.15)                      20.300      45.235           122.83%                         57,149.5      2,585,169
Qualified X (1.25)                      20.226      45.025           122.61%                      1,118,452.8     50,358,073
Qualified XI                            21.139      47.242           123.48%                        582,335.3     27,510,669
Qualified XII (0.40)                    14.125      31.711           124.50%                        405,725.2     12,865,991
Qualified XII (0.45)                    17.095      27.222            59.24%             (9)        153,108.7      4,167,965
Qualified XII (0.50)                    12.541      28.128           124.29%                        200,050.7      5,627,045
Qualified XII (0.55)                    19.683      27.178            38.08%            (11)        112,797.8      3,065,669
Qualified XII (0.65)                    15.589      27.135            74.07%             (4)        216,672.5      5,879,346
Qualified XII (0.70)                    15.319      27.113            76.99%             (5)         49,337.1      1,337,673
Qualified XII (0.75)                    12.109      27.091           123.73%                        181,270.9      4,910,822
Qualified XII (0.80)                    13.056      29.195           123.61%                      2,728,718.1     79,665,963
Qualified XII (0.85)                    14.152      31.629           123.49%                        608,435.3     19,244,434
Qualified XII (0.90)                    12.830      28.662           123.40%                         17,144.7        491,400
Qualified XII (0.95)                    14.114      31.514           123.28%                        638,670.0     20,127,352
Qualified XII (1.00)                    14.096      31.457           123.16%                      1,788,826.0     56,271,451
Qualified XII (1.05)                    14.077      31.400           123.06%                        157,087.7      4,932,554
Qualified XII (1.10)                    14.059      31.343           122.94%                         64,071.0      2,008,178
Qualified XII (1.15)                    14.040      31.286           122.83%                        150,086.8      4,695,612
Qualified XII (1.20)                    14.022      31.229           122.71%                         67,582.7      2,110,545
Qualified XII (1.25)                    14.003      31.172           122.61%                         17,486.4        545,093
Qualified XII (1.30)                    13.985      31.116           122.50%                          9,014.2        280,481
Qualified XII (1.40)                    13.948      31.003           122.28%                          2,357.0         73,073
Qualified XII (1.50)                    13.911      30.890           122.05%                         19,942.0        616,008
Qualified XIII                          21.116      47.147           123.28%                         98,303.6      4,634,714
Qualified XV                            21.081      47.068           123.27%                         79,375.6      3,736,084
Qualified XVI                           20.861      46.323           122.06%                        175,441.5      8,127,054
Qualified XVII                          20.951      46.640           122.61%                         63,768.6      2,974,190
Qualified XVIII                         20.226      45.025           122.61%                         41,961.6      1,889,313
Qualified XXI                           27.003      47.112            74.47%             (5)        214,522.9     10,106,578
Qualified XXII                          27.048      47.190            74.47%             (5)        130,373.7      6,152,396
-----------------------------------------------------------------------------------------------------------------------------

Balanced Portfolio:
Qualified III                           19.914      24.929            25.18%                            476.1         11,868
Qualified V                             19.800      24.747            24.98%                            736.6         18,229
Qualified VI                            19.908      24.922            25.19%                      5,686,065.5    141,706,964
Qualified VIII                          19.903      24.913            25.17%                          3,566.1         88,842
Qualified X (1.15)                      20.731      25.978            25.31%                         73,950.4      1,921,057
Qualified X (1.25)                      20.657      25.859            25.18%                        760,023.7     19,653,789
Qualified XI                            20.086      25.243            25.67%                        248,075.6      6,262,255
Qualified XII (0.40)                    17.878      22.571            26.25%                        103,516.9      2,336,519
Qualified XII (0.45)                    11.816      14.910            26.18%                        224,105.2      3,341,389
Qualified XII (0.50)                    12.415      15.658            26.12%                         70,955.7      1,111,023
Qualified XII (0.55)                    13.489      14.886            10.36%            (11)        104,836.8      1,560,589
Qualified XII (0.65)                    13.502      14.862            10.07%             (4)        251,840.1      3,742,825
Qualified XII (0.70)                    13.144      14.850            12.98%             (5)          7,041.4        104,565
Qualified XII (0.75)                    11.794      14.838            25.81%                         69,363.3      1,029,209
Qualified XII (0.80)                    12.741      16.022            25.75%                        815,864.4     13,071,690
Qualified XII (0.85)                    17.912      22.513            25.69%                        141,750.2      3,191,220

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio (continued):
Qualified XII (0.90)                $12.490     $15.690           25.62%                           5,703.4   $     89,486
Qualified XII (0.95)                 17.865      22.431           25.56%                         232,278.8      5,210,286
Qualified XII (1.00)                 17.841      22.390           25.50%                         695,262.6     15,567,199
Qualified XII (1.05)                 17.818      22.350           25.43%                          78,371.6      1,751,579
Qualified XII (1.10)                 17.794      22.309           25.37%                          28,645.9        639,063
Qualified XII (1.15)                 17.771      22.269           25.31%                          71,007.4      1,581,229
Qualified XII (1.20)                 17.747      22.228           25.25%                          22,043.8        489,988
Qualified XII (1.25)                 17.724      22.188           25.19%                           7,932.4        176,001
Qualified XII (1.30)                 17.701      22.147           25.12%                           2,768.5         61,314
Qualified XII (1.40)                 17.654      22.067           25.00%                           1,224.1         27,013
Qualified XII (1.50)                 17.607      21.987           24.88%                          31,263.2        687,372
Qualified XIII                       20.064      25.192           25.56%                          54,960.2      1,384,582
Qualified XV                         20.031      25.151           25.56%                          32,084.5        806,945
Qualified XVI                        19.822      24.752           24.87%                          84,774.3      2,098,363
Qualified XVII                       19.908      24.922           25.19%                          43,804.8      1,091,694
Qualified XVIII                      20.657      25.859           25.18%                          58,477.1      1,512,186
Qualified XXI                        22.140      25.174           13.70%              (5)         80,071.3      2,015,707
Qualified XXII                       22.177      25.216           13.70%              (5)         42,379.6      1,068,634
--------------------------------------------------------------------------------------------------------------------------

Flexible Income Portfolio:
Qualified III                        15.548      15.601            0.34%                           6,629.1        103,422
Qualified V                          15.383      15.411            0.18%                              72.6          1,119
Qualified VI                         15.487      15.540            0.34%                       1,078,342.0     16,757,704
Qualified VIII                       15.482      15.534            0.34%                             315.8          4,905
Qualified X (1.25)                   10.419      10.455            0.35%                          58,739.2        614,092
Qualified XI                         15.626      15.741            0.74%                          53,087.6        835,644
Qualified XII (0.40)                 13.053      13.210            1.20%                          20,171.3        266,453
Qualified XII (0.45)                 10.446      10.566            1.15%                          42,020.8        443,990
Qualified XII (0.50)                 10.640      10.757            1.10%                          24,750.6        266,251
Qualified XII (0.55)                 10.380      10.549            1.63%             (11)         27,998.1        295,351
Qualified XII (0.65)                 10.622      10.532           (0.85%)             (4)         88,619.6        933,335
Qualified XII (0.70)                 10.473      10.523            0.48%              (5)          2,087.9         21,972
Qualified XII (0.75)                 10.427      10.515            0.84%                           6,854.8         72,078
Qualified XII (0.80)                 10.643      10.727            0.79%                         300,761.2      3,226,299
Qualified XII (0.85)                 13.078      13.175            0.74%                          35,683.2        470,136
Qualified XII (0.90)                 10.638      10.712            0.70%                           5,764.2         61,744
Qualified XII (0.95)                 13.043      13.127            0.64%                          69,212.2        908,574
Qualified XII (1.00)                 13.026      13.104            0.60%                         460,612.0      6,035,640
Qualified XII (1.05)                 13.009      13.080            0.55%                          25,082.7        328,073
Qualified XII (1.10)                 12.992      13.056            0.49%                           7,040.3         91,917
Qualified XII (1.15)                 12.975      13.032            0.44%                          15,890.0        207,081
Qualified XII (1.20)                 12.958      13.008            0.39%                           6,648.3         86,484
Qualified XII (1.25)                 12.940      12.985            0.35%                           1,753.5         22,768
Qualified XII (1.30)                 12.923      12.961            0.29%                           4,549.2         58,962
Qualified XII (1.40)                 12.889      12.914            0.19%                             168.5          2,176
Qualified XII (1.50)                 12.855      12.867            0.09%                             668.9          8,607
Qualified XIII                       15.609      15.709            0.64%                           5,619.8         88,282
Qualified XV                         15.583      15.683            0.64%                           6,315.9         99,052
Qualified XVI                        15.420      15.434            0.09%                          13,513.5        208,573
Qualified XVII                       15.487      15.540            0.34%                           6,227.3         96,773
Qualified XXI                        15.603      15.698            0.61%              (5)          9,552.3        149,948
Qualified XXII                       15.629      15.724            0.61%              (5)          8,959.3        140,872
--------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified III                        22.529      32.036           42.20%                       2,721,884.9     87,197,725
Qualified V                          20.556      29.183           41.97%                           1,417.8         41,376
Qualified VI                         20.651      29.366           42.20%                       5,434,097.8    159,575,131
Qualified VIII                       20.663      29.380           42.19%                           2,469.1         72,543
Qualified X (1.15)                   22.165      31.550           42.34%                          44,364.2      1,399,706

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio (continued):
Qualified X (1.25)                       $22.086     $31.406            42.20%                        773,102.5   $ 24,280,266
Qualified XI                              20.836      29.744            42.75%                        260,307.0      7,742,653
Qualified XII (0.40)                      17.807      25.537            43.41%                        156,804.6      4,004,271
Qualified XII (0.45)                      11.979      16.753            39.85%             (1)        233,330.2      3,909,059
Qualified XII (0.50)                      12.391      17.752            43.27%                         36,959.2        656,108
Qualified XII (0.55)                      14.336      16.726            16.67%            (11)         74,826.7      1,251,580
Qualified XII (0.65)                      14.246      16.699            17.22%            (10)         29,858.5        498,619
Qualified XII (0.70)                      13.194      16.686            26.47%             (5)         26,860.0        448,185
Qualified XII (0.75)                      11.666      16.673            42.92%                         73,998.2      1,233,737
Qualified XII (0.80)                      12.836      18.335            42.84%                      1,206,254.8     22,116,909
Qualified XII (0.85)                      17.841      25.471            42.77%                        538,137.7     13,706,789
Qualified XII (0.90)                      12.464      17.786            42.70%                         11,347.9        201,835
Qualified XII (0.95)                      17.794      25.378            42.62%                        187,296.1      4,753,232
Qualified XII (1.00)                      17.770      25.332            42.55%                        535,269.4     13,559,498
Qualified XII (1.05)                      17.747      25.286            42.48%                         49,882.8      1,261,338
Qualified XII (1.10)                      17.723      25.240            42.41%                         25,768.2        650,392
Qualified XII (1.15)                      17.700      25.194            42.34%                         56,210.8      1,416,188
Qualified XII (1.20)                      17.677      25.148            42.26%                         32,112.6        807,581
Qualified XII (1.25)                      17.653      25.103            42.20%                          9,889.5        248,254
Qualified XII (1.30)                      17.630      25.057            42.13%                          4,721.6        118,309
Qualified XII (1.40)                      17.584      24.966            41.98%                          3,142.8         78,464
Qualified XII (1.50)                      17.537      24.875            41.84%                         10,930.5        271,900
Qualified XIII                            20.813      29.684            42.62%                         52,381.4      1,554,913
Qualified XV                              20.778      29.635            42.63%                         38,375.8      1,137,271
Qualified XVI                             20.562      29.166            41.84%                         96,293.5      2,808,486
Qualified XVII                            20.651      29.366            42.20%                         28,973.6        850,824
Qualified XVIII                           22.086      31.406            42.20%                         52,432.8      1,646,718
Qualified XXI                             23.156      29.662            28.10%             (5)         63,405.5      1,880,766
Qualified XXII                            23.195      29.712            28.10%             (5)         45,183.8      1,342,494
Annuity contracts in payment period                                                                                    689,393
-------------------------------------------------------------------------------------------------------------------------------

Worldwide Growth Portfolio:
Qualified I                               19.333      29.020            50.11%             (5)          2,110.6         61,251
Qualified III                             23.797      38.648            62.41%                      5,548,673.8    214,445,606
Qualified V                               21.334      34.593            62.15%                          3,432.5        118,738
Qualified VI                              21.288      34.574            62.41%                     15,478,181.3    535,143,072
Qualified VIII                            21.223      34.465            62.39%                          8,372.5        288,561
Qualified X (1.15)                        23.996      39.011            62.57%                         58,657.5      2,288,271
Qualified X (1.25)                        23.910      38.832            62.41%                      1,490,250.0     57,868,699
Qualified XI                              21.478      35.020            63.05%                        771,009.1     27,000,589
Qualified XII (0.40)                      17.582      28.797            63.79%                        531,184.1     15,296,712
Qualified XII (0.45)                      10.235      16.757            63.72%                        466,807.5      7,822,094
Qualified XII (0.50)                      11.485      18.792            63.62%                         68,055.0      1,278,915
Qualified XII (0.55)                      12.638      16.730            32.38%            (11)        177,086.4      2,962,581
Qualified XII (0.65)                      11.492      16.703            45.34%             (4)        237,115.7      3,960,462
Qualified XII (0.70)                      11.151      16.689            49.66%             (5)         31,925.2        532,806
Qualified XII (0.75)                      10.217      16.676            63.22%                        211,806.8      3,532,039
Qualified XII (0.80)                      12.009      19.592            63.14%                      4,837,241.4     94,768,911
Qualified XII (0.85)                      17.615      28.723            63.06%                        864,935.8     24,843,664
Qualified XII (0.90)                      11.745      19.141            62.97%                         26,946.9        515,796
Qualified XII (0.95)                      17.569      28.619            62.89%                        643,913.5     18,428,009
Qualified XII (1.00)                      17.545      28.567            62.82%                      2,675,140.6     76,420,285
Qualified XII (1.05)                      17.522      28.515            62.74%                        199,509.8      5,688,999
Qualified XII (1.10)                      17.499      28.463            62.66%                         65,151.2      1,854,408
Qualified XII (1.15)                      17.476      28.411            62.57%                        163,390.0      4,642,134
Qualified XII (1.20)                      17.453      28.360            62.49%                         50,750.3      1,439,265
Qualified XII (1.25)                      17.430      28.308            62.41%                         19,060.1        539,558
Qualified XII (1.30)                      17.407      28.257            62.33%                         14,290.6        403,807

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)                  Units
                                                 --------              in Value of                   Outstanding     Reserves
                                          Beginning     End of         Accumulation                     at End        at End
                                           of Year       Year              Unit                        of Year       of Year
-------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio (continued):
Qualified XII (1.40)                        $17.361     $28.154            62.17%                        2,147.7   $    60,466
Qualified XII (1.50)                         17.315      28.052            62.01%                       34,243.8       960,605
Qualified XIII                               21.455      34.949            62.89%                      109,644.4     3,831,997
Qualified XV                                 21.419      34.891            62.90%                       81,241.3     2,834,612
Qualified XVI                                21.196      34.339            62.01%                      215,248.0     7,391,423
Qualified XVII                               21.288      34.574            62.41%                       84,795.7     2,931,728
Qualified XVIII                              23.910      38.832            62.41%                       77,803.3     3,021,223
Qualified XXI                                23.168      34.923            50.74%             (5)      216,743.3     7,569,432
Qualified XXII                               23.206      34.982            50.75%             (5)      158,965.3     5,560,856
Annuity contracts in payment period                                                                                    752,858
-------------------------------------------------------------------------------------------------------------------------------

Lexington Emerging Markets Fund:
Qualified III                                 5.470      12.315           125.14%                      940,817.1    11,586,115
-------------------------------------------------------------------------------------------------------------------------------

Lexington Natural Resources Trust Fund:
Qualified III                                11.433      12.882            12.67%                      437,491.3     5,635,952
Qualified V                                  12.670      14.253            12.49%                        2,485.0        35,419
Qualified VI                                 12.336      13.900            12.68%                      489,112.5     6,798,533
Qualified VIII                               10.693      12.047            12.66%                          839.6        10,115
Qualified XI                                 12.446      14.079            13.12%                       26,550.1       373,805
Qualified XII (0.40)                          9.626      10.939            13.64%                        8,855.9        96,874
Qualified XII (0.45)                          8.644       8.758             1.32%            (11)        4,240.5        37,137
Qualified XII (0.55)                          8.255       8.744             5.92%            (11)        4,256.5        37,217
Qualified XII (0.65)                          8.125       8.729             7.43%            (10)        2,246.3        19,609
Qualified XII (0.70)                          9.037       8.722            (3.49%)            (5)        2,018.1        17,602
Qualified XII (0.75)                          7.696       8.715            13.24%                       10,959.9        95,520
Qualified XII (0.80)                          8.415       9.524            13.18%                       92,365.4       879,684
Qualified XII (0.85)                          9.645      10.911            13.13%                       28,938.8       315,743
Qualified XII (0.95)                          9.619      10.871            13.02%                       51,656.2       561,554
Qualified XII (1.00)                          9.606      10.851            12.96%                       87,037.7       944,466
Qualified XII (1.05)                          9.594      10.831            12.89%                        3,378.1        36,590
Qualified XII (1.10)                          9.581      10.812            12.85%                        1,354.1        14,640
Qualified XII (1.15)                          9.568      10.792            12.79%                        8,710.7        94,006
Qualified XII (1.20)                          9.556      10.772            12.72%                        2,436.7        26,249
Qualified XII (1.25)                          9.543      10.753            12.68%                           70.6           759
Qualified XII (1.50)                          9.480      10.655            12.39%                          146.7         1,563
Qualified XIII                               12.433      14.051            13.01%                        5,185.8        72,865
Qualified XV                                 12.412      14.028            13.02%                        9,115.8       127,872
Qualified XVI                                12.283      13.805            12.39%                       10,231.1       141,241
Qualified XVII                               12.336      13.900            12.68%                          900.1        12,511
Qualified XXI                                14.452      14.041            (2.84%)            (5)        4,390.1        61,640
Qualified XXII                               14.476      14.064            (2.85%)            (5)        4,216.7        59,303
-------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
Total Return Series:
Qualified III                                10.531      10.720             1.79%                       63,821.5       684,196
-------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Funds:
Global Securities Fund/VA:
Qualified III                                10.303      16.126            56.52%                       59,571.1       960,641
Qualified V                                  11.564      15.638            35.23%             (7)           21.9           343
Qualified VI                                 10.018      15.681            56.53%                      184,292.1     2,889,837
Qualified X (1.15)                           10.923      15.707            43.80%             (8)          658.0        10,336
Qualified X (1.25)                           10.018      15.681            56.53%                       29,386.7       460,806
Qualified XI                                 10.039      15.775            57.14%                       14,290.6       225,435
Qualified XII (0.40)                         10.047      15.859            57.85%                        5,065.0        80,325
Qualified XII (0.45)                         13.162      15.849            20.41%            (11)           26.7           423
Qualified XII (0.50)                         10.070      15.881            57.71%                          785.5        12,474
Qualified XII (0.55)                         12.055      15.823            31.26%            (11)          370.7         5,866
Qualified XII (0.65)                         11.782      15.798            34.09%            (10)          136.8         2,161

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                                Per Unit          Increase (Decrease)                   Units
                                                --------              in Value of                    Outstanding      Reserves
                                         Beginning     End of         Accumulation                      at End         at End
                                          of Year       Year              Unit                         of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA (continued):
Qualified XII (0.70)                       $14.516     $15.785            8.74%             (12)             58.4   $        922
Qualified XII (0.75)                        10.027      15.772           57.30%                           2,178.1         34,354
Qualified XII (0.80)                        10.050      15.800           57.21%                           8,820.1        139,361
Qualified XII (0.85)                        10.046      15.787           57.15%                          10,761.7        169,895
Qualified XII (0.95)                        10.039      15.760           56.99%                             543.5          8,566
Qualified XII (1.00)                        10.036      15.747           56.91%                          20,245.9        318,814
Qualified XII (1.05)                        10.032      15.734           56.84%                             493.8          7,770
Qualified XII (1.10)                        10.029      15.721           56.76%                             965.5         15,177
Qualified XII (1.15)                        10.025      15.707           56.68%                             775.0         12,174
Qualified XII (1.20)                         9.897      15.694           58.57%              (2)            131.7          2,067
Qualified XII (1.25)                        11.614      15.681           35.02%              (8)              8.3            130
Qualified XII (1.30)                        10.015      15.668           56.45%                              31.3            491
Qualified XII (1.40)                        10.008      15.641           56.28%                              30.7            479
Qualified XIII                              10.039      15.760           56.99%                             595.1          9,378
Qualified XV                                10.039      15.760           56.99%                             329.3          5,190
Qualified XVI                               10.001      15.615           56.13%                           7,932.0        123,856
Qualified XVII                              10.018      15.681           56.53%                           6,425.3        100,753
Qualified XVIII                             11.696      15.681           34.07%              (7)             29.0            454
Qualified XXI                               10.913      15.775           44.55%              (5)         14,640.9        230,960
Qualified XXII                              10.913      15.775           44.55%              (5)          2,690.3         42,439
---------------------------------------------------------------------------------------------------------------------------------

Strategic Bond Fund/VA:
Qualified III                                9.935      10.089            1.55%                         173,218.8      1,747,553
Qualified V                                  9.762      10.021            2.65%              (3)             64.0            641
Qualified VI                                 9.895      10.048            1.55%                          90,615.5        910,504
Qualified X (1.25)                           9.895      10.048            1.55%                          20,573.3        206,721
Qualified XI                                 9.915      10.108            1.95%                           1,293.6         13,076
Qualified XII (0.40)                         9.923      10.162            2.41%                           1,576.1         16,017
Qualified XII (0.45)                         9.953      10.188            2.36%                           6,623.0         67,477
Qualified XII (0.50)                         9.946      10.176            2.31%                               4.5             46
Qualified XII (0.55)                         9.997      10.172            1.75%             (11)          1,233.2         12,544
Qualified XII (0.65)                         9.942      10.155            2.14%             (10)             63.5            644
Qualified XII (0.75)                         9.935      10.139            2.05%                           1,052.4         10,670
Qualified XII (0.80)                         9.926      10.125            2.00%                           4,198.4         42,507
Qualified XII (0.85)                         9.922      10.116            1.96%                           5,761.4         58,284
Qualified XII (0.95)                         9.915      10.099            1.86%                           1,105.7         11,167
Qualified XII (1.00)                         9.912      10.091            1.81%                          12,846.9        129,632
Qualified XII (1.05)                         9.908      10.082            1.76%                             243.2          2,452
Qualified XII (1.10)                         9.905      10.074            1.71%                             782.8          7,885
Qualified XII (1.15)                         9.902      10.065            1.65%                           1,185.6         11,933
Qualified XII (1.20)                         9.898      10.057            1.61%                              88.7            892
Qualified XII (1.25)                         9.869      10.048            1.81%              (1)              8.9             89
Qualified XII (1.50)                         9.878      10.006            1.30%                              68.8            689
Qualified XIII                               9.915      10.099            1.86%                             596.5          6,024
Qualified XV                                 9.915      10.099            1.86%                           3,113.1         31,440
Qualified XVI                                9.878      10.006            1.30%                             233.6          2,338
Qualified XVIII                              9.895      10.048            1.55%                          12,816.0        128,775
Qualified XXI                                9.954      10.108            1.55%              (5)          3,895.0         39,373
Qualified XXII                               9.954      10.108            1.55%              (5)            483.4          4,886
Annuity contracts in payment period                                                                                       27,517
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                               19.268      28.710           49.00%                       3,024,975.4     86,846,795
Qualified V                                 19.041      28.327           48.77%                           5,879.2        166,539
Qualified VI                                19.114      28.481           49.01%                       9,740,293.5    277,415,257
Qualified VIII                              20.023      29.833           48.99%                          12,353.8        368,553
Qualified X (1.15)                          19.216      28.661           49.15%                          48,708.9      1,396,043
Qualified X (1.25)                          19.114      28.481           49.01%                       1,234,594.7     35,162,739

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XI                            $19.285      $28.849            49.59%                        587,576.1   $ 16,950,838
Qualified XII (0.40)                     12.776       19.199            50.27%                        413,846.5      7,945,488
Qualified XII (0.45)                     11.002       16.525            50.20%                        128,506.7      2,123,601
Qualified XII (0.50)                     10.841       16.274            50.12%                        181,468.3      2,953,302
Qualified XII (0.55)                     12.327       16.499            33.84%            (11)        103,358.4      1,705,269
Qualified XII (0.65)                     10.880       16.472            51.40%             (4)        109,677.9      1,806,619
Qualified XII (0.70)                     11.165       16.459            47.42%             (5)         32,820.8        540,190
Qualified XII (0.75)                     10.982       16.446            49.75%                        161,338.1      2,653,286
Qualified XII (0.80)                     11.846       17.731            49.68%                      2,991,234.9     53,036,901
Qualified XII (0.85)                     12.800       19.150            49.61%                        822,853.5     15,757,311
Qualified XII (0.90)                     11.462       17.139            49.53%                         20,775.8        356,082
Qualified XII (0.95)                     12.767       19.080            49.45%                        684,437.0     13,059,015
Qualified XII (1.00)                     12.750       19.045            49.37%                      2,526,496.6     48,117,681
Qualified XII (1.05)                     12.733       19.011            49.30%                        110,359.8      2,098,004
Qualified XII (1.10)                     12.716       18.976            49.23%                         34,562.6        655,861
Qualified XII (1.15)                     12.699       18.942            49.16%                        200,163.0      3,791,391
Qualified XII (1.20)                     12.683       18.907            49.07%                         69,822.2      1,320,130
Qualified XII (1.25)                     12.666       18.873            49.01%                         26,071.5        492,039
Qualified XII (1.30)                     12.649       18.838            48.93%                          7,480.3        140,916
Qualified XII (1.40)                     12.616       18.770            48.78%                          1,614.8         30,310
Qualified XII (1.50)                     12.582       18.702            48.64%                          7,941.7        148,524
Qualified XIII                           19.264       28.791            49.45%                         67,371.5      1,939,672
Qualified XV                             19.232       28.743            49.45%                         73,452.1      2,111,218
Qualified XVI                            19.032       28.288            48.63%                        133,578.6      3,778,611
Qualified XVII                           19.114       28.481            49.01%                         14,235.7        405,449
Qualified XVIII                          19.114       28.481            49.01%                         41,011.6      1,168,060
Qualified XXI                            20.019       28.769            43.71%             (5)        194,332.5      5,590,819
Qualified XXII                           20.053       28.817            43.70%             (5)        197,163.5      5,681,718
Annuity contracts in payment period                                                                                     38,500
-------------------------------------------------------------------------------------------------------------------------------

PPI MFS Research Growth Portfolio:
Qualified I                              10.989       13.469            22.57%                            603.1          8,122
Qualified III                            14.528       17.796            22.49%                        194,295.5      3,457,720
Qualified III                            15.891       19.466            22.50%                      1,102,793.9     21,466,554
Qualified V                              16.593       20.293            22.30%                          9,280.3        188,329
Qualified VI                             16.758       20.527            22.49%                      7,196,328.6    147,721,273
Qualified VII                            14.132       17.322            22.57%                         71,237.7      1,233,968
Qualified VIII                           14.134       17.312            22.48%                         13,755.1        238,128
Qualified IX                             13.926       17.102            22.81%                          1,935.0         33,092
Qualified X (1.15)                       16.844       20.653            22.61%                         12,984.9        268,183
Qualified X (1.25)                       16.758       20.527            22.49%                        930,520.8     19,101,090
Qualified XI                             16.907       20.792            22.98%                        333,629.4      6,936,944
Qualified XII (0.40)                     10.641       13.146            23.54%                        323,177.5      4,248,345
Qualified XII (0.45)                     10.577       13.061            23.48%                         50,332.2        657,388
Qualified XII (0.50)                     11.127       13.733            23.42%                         72,063.8        989,621
Qualified XII (0.55)                     11.303       13.040            15.37%            (11)         54,853.8        715,290
Qualified XII (0.65)                     11.075       13.019            17.55%             (4)         89,183.3      1,161,070
Qualified XII (0.70)                     11.020       13.008            18.04%             (5)         22,795.7        296,537
Qualified XII (0.75)                     10.558       12.998            23.11%                         52,316.5        680,006
Qualified XII (0.80)                     11.682       14.375            23.05%                        541,625.4      7,785,678
Qualified XII (0.85)                     10.661       13.112            22.99%                        681,108.9      8,930,414
Qualified XII (0.90)                     11.375       13.982            22.92%                          8,900.9        124,453
Qualified XII (0.95)                     10.633       13.064            22.86%                        259,783.1      3,393,776
Qualified XII (1.00)                     10.619       13.040            22.80%                        854,700.1     11,145,402
Qualified XII (1.05)                     10.605       13.016            22.73%                         22,552.0        293,545
Qualified XII (1.10)                     10.591       12.993            22.68%                         20,445.0        265,636
Qualified XII (1.15)                     10.577       12.969            22.62%                        129,349.4      1,677,539
Qualified XII (1.20)                     10.563       12.945            22.55%                         33,672.0        435,899

Variable Annuity Account C

---------------------------------------------------------------------
                                                      Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
---------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                           $10.549      $12.922
Qualified XII (1.30)                            10.535       12.898
Qualified XII (1.40)                            10.507       12.851
Qualified XII (1.50)                            10.479       12.805
Qualified XIII                                  16.889       20.750
Qualified XV                                    16.861       20.716
Qualified XVI                                   16.685       20.388
Qualified XVII                                  16.758       20.527
Qualified XVIII                                 16.758       20.527
Qualified XIX                                   10.989       13.469
Qualified XX                                    14.528       17.796
Qualified XXI                                   17.376       20.735
Qualified XXII                                  17.405       20.770
---------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                   29.339       43.112
Qualified V                                     24.053       35.288
Qualified VI                                    24.145       35.480
Qualified VIII                                  20.756       30.498
Qualified X (1.15)                              10.502       15.447
Qualified X (1.25)                              10.495       15.421
Qualified XI                                    24.361       35.938
Qualified XII (0.40)                            15.676       23.231
Qualified XII (0.45)                            10.673       15.809
Qualified XII (0.50)                            11.320       16.760
Qualified XII (0.55)                            12.844       15.783
Qualified XII (0.65)                            12.653       15.758
Qualified XII (0.70)                            11.997       15.745
Qualified XII (0.75)                            10.653       15.732
Qualified XII (0.80)                            12.055       17.793
Qualified XII (0.85)                            15.706       23.171
Qualified XII (0.90)                            11.654       17.184
Qualified XII (0.95)                            15.664       23.087
Qualified XII (1.00)                            15.644       23.045
Qualified XII (1.05)                            15.623       23.003
Qualified XII (1.10)                            15.602       22.961
Qualified XII (1.15)                            15.582       22.919
Qualified XII (1.20)                            15.561       22.878
Qualified XII (1.25)                            15.541       22.836
Qualified XII (1.30)                            15.520       22.794
Qualified XII (1.40)                            15.479       22.712
Qualified XII (1.50)                            15.438       22.629
Qualified XIII                                  24.335       35.866
Qualified XV                                    24.294       35.806
Qualified XVI                                   24.041       35.239
Qualified XVII                                  24.145       35.480
Qualified XVIII                                 10.495       15.421
Qualified XXI                                   27.595       35.839
Qualified XXII                                  27.641       35.899
Annuity contracts in payment period
---------------------------------------------------------------------

PPI Scudder International Growth Portfolio:
Qualified III                                   20.829       32.585
Qualified V                                     19.707       30.781
Qualified VI                                    19.978       31.255
Qualified VIII                                  16.832       26.330
Qualified X (1.15)                              20.081       31.447
Qualified X (1.25)                              19.978       31.255
Qualified XI                                    20.157       31.658

--------------------------------------------------------------------------------------------------------------

                                              Increase (Decrease)                   Units
                                                  in Value of                    Outstanding       Reserves
                                                  Accumulation                      at End          at End
                                                      Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                                  22.50%                          3,582.9    $     46,298
Qualified XII (1.30)                                  22.43%                          6,221.1          80,241
Qualified XII (1.40)                                  22.31%                            405.6           5,213
Qualified XII (1.50)                                  22.20%                          1,992.4          25,512
Qualified XIII                                        22.86%                         50,206.0       1,041,798
Qualified XV                                          22.86%                         66,414.5       1,375,838
Qualified XVI                                         22.19%                        139,055.9       2,835,026
Qualified XVII                                        22.49%                         64,137.6       1,316,573
Qualified XVIII                                       22.49%                         57,610.6       1,182,591
Qualified XIX                                         22.57%                         14,801.9         199,364
Qualified XX                                          22.49%                         24,517.6         436,320
Qualified XXI                                         19.33%             (5)         86,898.8       1,801,854
Qualified XXII                                        19.33%             (5)         94,524.7       1,963,247
--------------------------------------------------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                         46.94%                      2,448,586.9     105,562,849
Qualified V                                           46.71%                          6,568.3         231,784
Qualified VI                                          46.95%                      2,035,825.4      72,231,550
Qualified VIII                                        46.94%                         11,317.8         345,168
Qualified X (1.15)                                    47.09%                         12,265.5         189,469
Qualified X (1.25)                                    46.94%                         77,143.0       1,189,640
Qualified XI                                          47.52%                        184,604.4       6,634,315
Qualified XII (0.40)                                  48.19%                         44,935.8       1,043,902
Qualified XII (0.45)                                  48.12%                         36,972.2         584,478
Qualified XII (0.50)                                  48.06%                         69,113.2       1,158,302
Qualified XII (0.55)                                  22.88%            (11)         51,668.9         815,496
Qualified XII (0.65)                                  24.54%            (10)         14,719.7         231,948
Qualified XII (0.70)                                  31.24%             (5)          4,666.5          73,474
Qualified XII (0.75)                                  47.68%                         57,583.9         905,928
Qualified XII (0.80)                                  47.60%                        343,239.4       6,107,402
Qualified XII (0.85)                                  47.53%                        399,213.2       9,250,158
Qualified XII (0.90)                                  47.45%                         11,686.5         200,826
Qualified XII (0.95)                                  47.39%                        121,012.3       2,793,777
Qualified XII (1.00)                                  47.31%                        416,660.2       9,601,847
Qualified XII (1.05)                                  47.24%                         10,435.4         240,043
Qualified XII (1.10)                                  47.17%                          3,853.0          88,468
Qualified XII (1.15)                                  47.09%                         77,457.5       1,775,271
Qualified XII (1.20)                                  47.02%                         19,495.1         446,000
Qualified XII (1.25)                                  46.94%                          3,708.9          84,697
Qualified XII (1.30)                                  46.87%                          4,031.9          91,904
Qualified XII (1.40)                                  46.73%                             95.2           2,162
Qualified XII (1.50)                                  46.58%                          1,540.9          34,869
Qualified XIII                                        47.38%                         20,452.5         733,542
Qualified XV                                          47.39%                         18,282.1         654,607
Qualified XVI                                         46.58%                         34,760.3       1,224,918
Qualified XVII                                        46.95%                          8,425.1         298,926
Qualified XVIII                                       46.94%                          3,646.0          56,226
Qualified XXI                                         29.87%             (5)         23,458.1         840,717
Qualified XXII                                        29.88%             (5)         29,138.7       1,046,044
Annuity contracts in payment period                                                                    36,974
--------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                         56.44%                      2,807,485.1      91,482,777
Qualified V                                           56.19%                          3,184.1          98,009
Qualified VI                                          56.45%                      3,509,645.1     109,694,655
Qualified VIII                                        56.43%                         21,757.3         572,876
Qualified X (1.15)                                    56.60%                         34,626.0       1,088,877
Qualified X (1.25)                                    56.45%                        437,547.4      13,675,631
Qualified XI                                          57.06%                        262,480.7       8,309,690

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)                     Units
                                  --------                 in Value of                      Outstanding        Reserves
                          Beginning       End of           Accumulation                        at End           at End
                           of Year         Year                Unit                           of Year           of Year
--------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (0.40)        $13.602       $21.461              57.78%                          196,446.2     $  4,215,834
Qualified XII (0.45)         11.701        15.452              32.06%             (9)           42,207.6          652,206
Qualified XII (0.50)         10.797        17.018              57.62%                          115,575.3        1,966,827
Qualified XII (0.55)         12.322        15.427              25.20%            (11)           60,618.9          935,195
Qualified XII (0.65)         10.375        15.403              48.46%             (4)           24,792.0          381,861
Qualified XII (0.70)         10.603        15.390              45.15%             (5)           12,199.0          187,745
Qualified XII (0.75)          9.781        15.378              57.22%                           37,463.1          576,100
Qualified XII (0.80)         11.041        17.351              57.15%                          721,189.5       12,513,015
Qualified XII (0.85)         13.628        21.405              57.07%                          471,225.5       10,086,642
Qualified XII (0.90)         11.029        17.314              56.99%                           15,230.7          263,709
Qualified XII (0.95)         13.592        21.327              56.91%                          248,204.3        5,293,546
Qualified XII (1.00)         13.574        21.289              56.84%                          868,602.8       18,491,374
Qualified XII (1.05)         13.556        21.250              56.76%                           21,941.8          466,262
Qualified XII (1.10)         13.538        21.211              56.68%                            7,463.1          158,302
Qualified XII (1.15)         13.520        21.173              56.61%                           80,397.5        1,702,233
Qualified XII (1.20)         13.502        21.134              56.52%                           15,622.5          330,169
Qualified XII (1.25)         13.485        21.096              56.44%                            3,169.6           66,866
Qualified XII (1.30)         13.467        21.057              56.36%                              461.5            9,719
Qualified XII (1.40)         13.431        20.981              56.21%                              182.1            3,820
Qualified XII (1.50)         13.396        20.905              56.05%                            3,468.6           72,510
Qualified XIII               20.135        31.595              56.92%                           29,730.7          939,330
Qualified XV                 20.102        31.542              56.91%                           35,479.5        1,119,099
Qualified XVI                19.892        31.043              56.06%                           52,692.0        1,635,704
Qualified XVII               19.978        31.255              56.45%                            6,428.2          200,914
Qualified XVIII              19.978        31.255              56.45%                            9,672.4          302,313
Qualified XXI                21.199        31.571              48.93%             (5)           79,515.0        2,510,383
Qualified XXII               21.234        31.624              48.93%             (5)           46,782.3        1,479,431
--------------------------------------------------------------------------------------------------------------------------

PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                20.929        25.283              20.80%                        1,549,309.9       39,171,615
Qualified V                  18.429        22.227              20.61%                            1,304.0           28,985
Qualified VI                 18.146        21.922              20.81%                        5,814,568.3      127,466,773
Qualified VIII               18.525        22.377              20.79%                            4,311.4           96,477
Qualified X (1.15)           20.400        24.669              20.93%                           43,662.1        1,077,119
Qualified X (1.25)           20.328        24.557              20.80%                          668,583.2       16,418,730
Qualified XI                 18.309        22.205              21.28%                          297,723.2        6,610,911
Qualified XII (0.40)         16.863        20.546              21.84%                          165,483.2        3,399,972
Qualified XII (0.45)         11.057        13.464              21.77%                           79,776.9        1,074,133
Qualified XII (0.50)         11.551        14.059              21.71%                            6,941.6           97,592
Qualified XII (0.55)         11.814        13.443              13.79%            (11)           26,870.3          361,204
Qualified XII (0.65)         11.742        13.421              14.30%            (10)           17,656.7          236,968
Qualified XII (0.70)         11.790        13.410              13.74%             (5)           17,646.5          236,641
Qualified XII (0.75)         11.036        13.399              21.41%                           52,085.5          697,906
Qualified XII (0.80)         12.153        14.748              21.35%                          869,106.4       12,817,158
Qualified XII (0.85)         16.895        20.493              21.30%                          195,928.3        4,015,067
Qualified XII (0.90)         11.792        14.296              21.23%                            6,405.2           91,566
Qualified XII (0.95)         16.851        20.418              21.17%                          257,759.2        5,262,937
Qualified XII (1.00)         16.829        20.381              21.11%                          666,141.7       13,576,601
Qualified XII (1.05)         16.806        20.344              21.05%                           61,160.7        1,244,246
Qualified XII (1.10)         16.784        20.307              20.99%                           23,320.3          473,563
Qualified XII (1.15)         16.762        20.270              20.93%                           62,597.1        1,268,841
Qualified XII (1.20)         16.740        20.233              20.87%                           24,522.4          496,163
Qualified XII (1.25)         16.718        20.196              20.80%                            1,434.1           28,963
Qualified XII (1.30)         16.696        20.160              20.75%                            3,214.8           64,809
Qualified XII (1.40)         16.652        20.086              20.62%                            2,478.4           49,781
Qualified XII (1.50)         16.608        20.013              20.50%                            7,739.5          154,893
Qualified XIII               18.289        22.160              21.17%                           31,427.2          696,430
Qualified XV                 18.258        22.123              21.17%                           19,172.1          424,151

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                Units
                                              --------              in Value of                 Outstanding       Reserves
                                       Beginning     End of         Accumulation                   at End          at End
                                        of Year       Year              Unit                      of Year          of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio (continued):
Qualified XVI                           $18.068      $21.773   20.51%                          93,175.6       $     2,028,703
Qualified XVII                           18.146       21.922   20.81%                          24,824.6               544,205
Qualified XVIII                          20.328       24.557   20.80%                          19,410.1               476,664
Qualified XXI                            19.112       22.144   15.86%                 (5)      53,724.1             1,189,654
Qualified XXII                           19.144       22.181   15.86%                 (5)      51,974.1             1,152,819
Annuity contracts in payment period                                                                                    62,930
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $15,463,100,152
===============================================================================================================================

   Qualified I       Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans"
                     established pursuant to Section 401 of the Internal Revenue Code ("Code"); Tax-Deferred Annuity Plans
                     established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section
                     408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans"
                     established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962,
                     as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate
                     Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                     Plans.

   Qualified III     Individual contracts issued in connection with Tax-Deferred Annuity Plans and Individual Retirement Annuity
                     Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with
                     Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V       Certain group AetnaPlus contracts issued since August 28, 1992 in connection with "Optional Retirement Plans"
                     established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

   Qualified VI      Certain group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans since August 28, 1992.

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under
                     Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee Pension Plans issued or converted to ACES, an administrative system.

   Qualified XI      Certain large group contracts issued in connection with Deferred Compensation Plans adopted by state and local governments since January 1996.

   Qualified XII     Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

   Qualified XIII    Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

   Qualified XIV     Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

   Qualified XV      Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

   Qualified XVI     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans.

   Qualified XVII    Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity
                     Plans and Deferred Compensation Plans, which result in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XVIII   Individual Retirement Annuity and Simplified Employee Pension Plan contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XIX     Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XX      Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XXI     Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

   Qualified XXII    Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

Variable Annuity Account C

Notes to Condensed Financial Information:

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1999.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.


See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1999

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     a. Valuation of Investments

     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                       Fidelity Investments Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.               o Equity-Income Portfolio
     Aetna Bond VP                         o Growth Portfolio
     Aetna Crossroads VP                   o High Income Portfolio
     Aetna Get Fund, Series C              o Overseas Portfolio
     Aetna Get Fund, Series D              Fidelity Investments Variable Insurance Products Fund II:
     Aetna Get Fund, Series E              o Asset Manager Portfolio
     Aetna Get Fund, Series G              o Contrafund Portfolio
     Aetna Get Fund, Series H              o Index 500 Portfolio
     Aetna Growth and Income VP            Janus Aspen Series:
     Aetna Growth VP                       o Aggressive Growth Portfolio
     Aetna High Yield VP                   o Balanced Portfolio
     Aetna Index Plus Bond VP              o Flexible Income Portfolio
     Aetna Index Plus Large Cap VP         o Growth Portfolio
     Aetna Index Plus Mid Cap VP           o Worldwide Growth Portfolio
     Aetna Index Plus Small Cap VP         Lexington Emerging Markets Fund
     Aetna International VP                Lexington Natural Resources Trust Fund
     Aetna Legacy VP                       MFS Funds:
     Aetna Money Market VP                 o Total Return Series
     Aetna Real Estate Securities VP       Oppenheimer Funds:
     Aetna Small Company VP                o Global Securities Fund/VA
     Aetna Value Opportunity VP            o Strategic Bond Fund/VA
     AIM V.I. Funds:                       Portfolio Partners, Inc. (PPI):
     o Capital Appreciation Fund           o PPI MFS Emerging Equities Portfolio
     o Growth and Income Fund              o PPI MFS Research Growth Portfolio
     o Growth Fund                         o PPI MFS Value Equity Portfolio
     o Value Fund                          o PPI Scudder International Growth Portfolio
     Calvert Social Balanced Portfolio     o PPI T. Rowe Price Growth Equity Portfolio

     b. Other

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d. Annuity Reserves

     Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statement of Operations.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $4,379,494,735 and $3,038,110,918.

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations

-------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                          Valuation         Proceeds         Cost of
                                                           Period             from         Investments
                                        Dividends        Deductions          Sales            Sold
-------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $5,424,720        ($940,095)      $21,050,463    $17,923,719
-------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        129,648,887      (11,409,349)      171,784,150    134,352,886
-------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         20,583,480       (4,121,837)       76,211,807     75,164,913
-------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          4,102,960         (794,117)       20,541,177     18,623,780
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation         19,659,225         (300,702)       61,627,051     73,666,337
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation         49,567,794       (2,297,493)       65,399,058     46,252,270
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          9,818,549       (6,617,202)       79,039,494     77,044,032
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          1,026,607         (841,648)        4,290,162      4,199,198
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation            126,467          (70,416)          326,817        320,955
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                  0             (453)              124            124
-------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      1,090,401,955      (69,870,331)    1,125,243,123    977,360,909
-------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation          6,868,901       (1,208,168)       13,984,560     10,684,305
-------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation            240,452          (24,430)        6,400,921      6,491,793
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation             65,211          (16,666)        2,220,589      2,299,816
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         19,800,531       (4,075,549)       19,224,441     13,144,705
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          1,034,576          (71,863)        5,521,453      5,107,109
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation             16,354          (73,367)        8,139,482      7,636,928
-------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation            545,291          (38,870)        3,280,269      3,005,531
-------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          2,455,488         (529,171)       18,575,474     17,994,341
-------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         11,526,349       (3,232,107)      467,395,045    463,827,536
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net                 Net
                                           Net                   Gain (Loss)                Change in      Increase (Decrease)
                                        Realized                 -----------                Unrealized        in Net Assets
                                       Gain (Loss)       Beginning           End           Gain (Loss)       Resulting from
                                     on Investments       of Year          of Year        on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $3,126,744       $1,897,575        $4,030,133        $2,132,558         $9,743,927
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        37,431,264       87,636,330        45,044,344       (42,591,986)       113,078,816
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         1,046,894        4,484,663       (19,754,875)      (24,239,538)        (6,731,001)
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         1,917,397          598,907         1,130,783           531,876          5,758,116
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (12,039,286)       6,591,127                 0        (6,591,127)           728,110
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        19,146,788       52,568,856        19,237,706       (33,331,150)        33,085,939
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation         1,995,462           75,991        25,690,783        25,614,792         30,811,601
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation            90,964                0        10,381,800        10,381,800         10,657,723
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation             5,862                0         1,305,419         1,305,419          1,367,332
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                 0                0             2,236             2,236              1,783
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       147,882,214      (10,415,627)     (281,156,139)     (270,740,512)       897,673,326
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation         3,300,255        7,094,432        31,404,391        24,309,959         33,270,947
------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           (90,872)        (104,129)         (112,582)           (8,453)           116,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation           (79,227)         (60,361)          (64,241)           (3,880)           (34,562)
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         6,079,736       38,198,247        94,088,323        55,890,076         77,694,794
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation           414,344          420,810           147,754          (273,056)         1,104,001
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation           502,554          395,906           672,037           276,131            721,672
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation           274,738           53,600         1,272,468         1,218,868          2,000,027
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation           581,133         (120,205)          (83,476)           36,729          2,544,179
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         3,567,509        5,409,256         4,054,787        (1,354,469)        10,507,282
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

----------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                      Valuation       Proceeds      Cost of
                                                        Period          from      Investments
                                       Dividends      Deductions       Sales          Sold
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation         $96,758        ($21,708)   $4,751,578    $4,984,993
----------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         737,403        (519,552)   40,286,820    39,790,199
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,611,663        (341,816)    7,979,762     6,203,281
----------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation          28,724           3,269     1,544,175     1,410,847
----------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          68,381         (17,821)      204,821       189,523
----------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation         138,595           5,418       169,728       154,998
----------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation         132,412         (24,625)      576,329       531,365
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       6,507,151        (756,397)    8,714,679     5,905,102
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,257,428      (2,626,771)   41,095,659    30,480,559
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation      27,209,682      (3,706,242)   17,808,060    11,356,644
----------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         145,647         (21,453)    1,233,636     1,275,624
----------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         579,736        (188,699)   10,461,822     9,483,583
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation       1,997,141        (339,739)    4,369,870     3,500,735
----------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      14,553,764      (4,734,800)   33,984,565    18,708,684
----------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation       1,559,066      (1,337,952)   21,485,592    11,241,981
----------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      19,472,265      (6,169,116)   31,107,794    12,726,969
----------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       4,338,447      (1,930,480)    6,359,847     3,664,310
----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation       2,263,711        (358,371)   13,162,073    13,059,305
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       1,753,103      (2,631,764)    9,901,606     5,697,727
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation       ($233,415)        ($110,732)       ($72,859)        $37,873           ($120,492)
--------------------------------------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         496,621          (403,739)     13,100,682      13,504,421          14,218,893
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,776,481         3,491,978       5,773,811       2,281,833           5,328,161
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation         133,328                 0         166,754         166,754             332,075
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          15,298                 0       1,220,016       1,220,016           1,285,874
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation          14,730                 0         497,930         497,930             656,673
--------------------------------------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation          44,964                 0         835,034         835,034             987,785
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       2,809,577         9,585,862       7,801,335      (1,784,527)          6,775,804
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,615,100        37,581,942      29,981,910      (7,600,032)         10,645,725
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       6,451,416        60,197,198     135,925,667      75,728,469         105,683,325
--------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         (41,988)            8,863          42,986          34,123             116,329
--------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         978,239           253,388       5,076,505       4,823,117           6,192,393
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation         869,135         3,974,260       3,975,450           1,190           2,527,727
--------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      15,275,881       106,134,557     167,567,655      61,433,098          86,527,943
--------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation      10,243,611        26,655,788      35,135,496       8,479,708          18,944,433
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      18,380,825        99,893,644     589,941,753     490,048,109         521,732,083
--------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       2,695,537        20,140,807      53,832,562      33,691,755          38,795,259
--------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation         102,768           175,498      (1,682,793)     (1,858,291)            149,817
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       4,203,879        34,398,134     119,830,478      85,432,344          88,757,562
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                                    Valuation          Proceeds          Cost of
                                                                     Period              from          Investments
                                                 Dividends         Deductions           Sales              Sold
---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $1,323,812        ($8,554,217)      $63,944,985       $35,293,263
---------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                     32,463            (70,487)       10,365,694         9,445,496
---------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    104,698           (205,256)        8,764,535        10,714,263
---------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     28,468             (6,861)          149,841           140,401
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                     61,201            (28,933)        1,584,101         1,350,923
---------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                    160,240            (35,993)        1,816,177         1,856,796
---------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  4,595,402         (5,055,146)       76,719,475        57,253,122
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    458,020         (2,725,841)       47,188,957        37,113,369
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  4,866,792         (2,019,570)       19,528,061        13,513,009
---------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  8,941,510         (2,492,688)      347,966,927       288,716,184
---------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,343,084         (2,549,311)       34,628,089        25,448,794
---------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C              $1,492,280,564      ($155,996,756)   $3,038,110,918    $2,616,313,236
=====================================================================================================================


-------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                   Net
                                                    Net                   Gain (Loss)                 Change in
                                                 Realized                 -----------                Unrealized
                                                Gain (Loss)      Beginning            End            Gain (Loss)
                                              on Investments      of Year           of Year        on Investments
-------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation               $28,651,722    $137,641,800       $537,057,291       $399,415,491
-------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   920,198      (1,654,236)         3,274,926          4,929,162
-------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                (1,949,728)     (6,226,325)        (2,122,540)         4,103,785
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     9,440          21,009             (1,178)           (22,187)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                   233,178          90,591          1,418,022          1,327,431
-------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                   (40,619)         23,736             (2,586)           (26,322)
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                19,466,353      87,984,814        265,730,062        177,745,248
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                10,075,588      40,672,835         81,650,752         40,977,917
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 6,015,052      30,665,227         93,135,075         62,469,848
-------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                59,250,743      18,451,441         60,499,972         42,048,531
-------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 9,179,295      45,568,978         76,614,253         31,045,275
-------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C               $421,797,682    $949,942,696     $2,223,496,072     $1,273,553,376
===================================================================================================================

-----------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                              Increase (Decrease)
                                                 in Net Assets
                                                Resulting from
                                                  Operations
-----------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $420,836,808
-----------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                    5,811,336
-----------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    2,053,499
-----------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                        8,860
-----------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                    1,592,877
-----------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                       57,306
-----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  196,751,857
-----------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   48,785,684
-----------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                   71,332,122
-----------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  107,748,096
-----------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                   43,018,343
-----------------------------------------------------------------
Total Variable Annuity Account C                $3,031,634,866
=================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                     Net
                                                                Net           Change in
                                              Net            Realized         Unrealized
                                           Investment       Gain (Loss)      Gain (Loss)
                                             Income       on Investments    on Investments
-------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           $4,484,625       $3,126,744        $2,132,558
-------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          118,239,538       37,431,264       (42,591,986)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           16,461,643        1,046,894       (24,239,538)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            3,308,843        1,917,397           531,876
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           19,358,523      (12,039,286)       (6,591,127)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           47,270,301       19,146,788       (33,331,150)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            3,201,347        1,995,462        25,614,792
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation              184,959           90,964        10,381,800
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation               56,051            5,862         1,305,419
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation                 (453)               0             2,236
-------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        1,020,531,624      147,882,214      (270,740,512)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            5,660,733        3,300,255        24,309,959
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation              216,022          (90,872)           (8,453)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation               48,545          (79,227)           (3,880)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           15,724,982        6,079,736        55,890,076
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation              962,713          414,344          (273,056)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (57,013)         502,554           276,131
-------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation              506,421          274,738         1,218,868
-------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            1,926,317          581,133            36,729
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)              Net Assets
                                           in Net Assets                 ----------
                                             from Unit          Beginning            End
                                           Transactions          of Year           of Year
-----------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          ($13,863,249)        $86,000,256       $81,880,934
-----------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          (131,531,827)        982,574,403       958,810,376
 Annuity contracts in payment period                              29,218,792        34,529,808
-----------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           (59,574,107)        377,693,504       312,007,882
 Annuity contracts in payment period                               6,384,037         5,764,551
-----------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           (12,384,759)         74,028,644        67,400,270
 Annuity contracts in payment period                                  71,489            73,220
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (60,309,287)        59,581,1770                 0
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           (60,859,707)        198,180,953       170,407,185
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation           169,649,573         270,980,130       471,441,304
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           147,163,657                   0       157,821,380
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation            44,301,023                   0        45,668,355
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,780,802                   0         1,782,585
-----------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (946,107,352)      5,846,282,205     5,753,192,035
 Annuity contracts in payment period                             328,867,005       373,523,149
-----------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            47,381,121          64,734,239       145,431,206
 Annuity contracts in payment period                                 116,487            71,588
-----------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation               816,418           1,244,378         2,177,493
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              (391,345)          1,425,611           999,704
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           158,281,330         238,578,749       473,757,587
 Annuity contracts in payment period                                 437,343         1,234,629
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation             3,990,282           4,116,477         9,210,760
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             2,602,681           4,953,155         8,277,508
-----------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             3,698,655           2,016,027         7,714,709
-----------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           (12,977,974)         53,070,226        42,650,270
 Annuity contracts in payment period                                 261,063           247,224
-----------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $8,294,242     $3,567,509       ($1,354,469)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           75,050       (233,415)           37,873
--------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation          217,851        496,621        13,504,421
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation        1,269,847      1,776,481         2,281,833
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation           31,993        133,328           166,754
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           50,560         15,298         1,220,016
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          144,013         14,730           497,930
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          107,787         44,964           835,034
--------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation        5,750,754      2,809,577        (1,784,527)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        7,630,657     10,615,100        (7,600,032)
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation       23,503,440      6,451,416        75,728,469
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation          124,194        (41,988)           34,123
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          391,037        978,239         4,823,117
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,657,402        869,135             1,190
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        9,818,964     15,275,881        61,433,098
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation          221,114     10,243,611         8,479,708
--------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation       13,303,149     18,380,825       490,048,109
--------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation        2,407,967      2,695,537        33,691,755
--------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation        1,905,340        102,768        (1,858,291)
--------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)             Net Assets
                                           in Net Assets                ----------
                                             from Unit         Beginning           End
                                           Transactions         of Year          of Year
---------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $56,001,252     $258,856,854       $325,367,721
 Annuity contracts in payment period                               83,117             80,784
---------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation               543,051        1,561,066          1,983,625
---------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation               734,295       47,966,985         62,919,038
 Annuity contracts in payment period                                9,901             11,036
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation               526,409       28,785,139         34,639,709
---------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             1,498,214                0          1,830,289
---------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation             8,466,129                0          9,752,003
---------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation             4,044,040                0          4,700,713
---------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation             7,550,284                0          8,538,069
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            (2,584,906)      63,901,407         68,092,305
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           (22,905,250)     226,201,287        213,941,762
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           104,243,427      230,408,503        440,335,255
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation               146,104        1,611,556          1,873,989
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation             1,026,570       14,814,602         22,033,565
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            (1,496,641)      26,699,659         27,730,745
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            28,744,136      360,081,326        475,353,405
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation            10,276,427       93,352,318        122,573,178
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation           279,468,672      292,229,082      1,093,429,837
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           101,738,423       94,876,992        235,410,674
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               257,212       32,501,248         32,908,277
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                              Net
                                                                        Net            Change in
                                                      Net            Realized         Unrealized
                                                  Investment        Gain (Loss)       Gain (Loss)
                                                    Income        on Investments    on Investments
----------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    ($878,661)     $4,203,879        $85,432,344
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (7,230,405)      28,651,722        399,415,491
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                     (38,024)         920,198          4,929,162
----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (100,558)      (1,949,728)         4,103,785
----------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                      21,607            9,440            (22,187)
----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                      32,268          233,178          1,327,431
----------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                     124,247          (40,619)           (26,322)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                    (459,744)      19,466,353        177,745,248
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,267,821)      10,075,588         40,977,917
----------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,847,222        6,015,052         62,469,848
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   6,448,822       59,250,743         42,048,531
----------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   2,793,773        9,179,295         31,045,275
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,336,283,808    $421,797,682     $1,273,553,376
====================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                $141,722,099         $132,697,360       $362,723,120
 Annuity contracts in payment period                                        235,492            689,393
--------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 100,021,912          615,835,740      1,136,307,574
 Annuity contracts in payment period                                        365,972            752,858
--------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   1,680,324            4,094,455         11,586,115
--------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  (5,286,357)          19,741,327         16,508,469
--------------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                     289,569              385,767            684,196
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                   3,302,879              976,121          5,871,877
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                   1,177,371            2,253,578          3,464,259
 Annuity contracts in payment period                                          3,521             27,517
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (33,182,887)         434,156,330        597,714,231
 Annuity contracts in payment period                                         27,431             38,500
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (35,109,323)         242,087,516        255,763,877
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   4,623,083          150,852,476        226,770,707
 Annuity contracts in payment period                                              0             36,974
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (18,230,281)         201,965,809        291,483,624
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (15,852,163)         215,872,943        243,032,240
 Annuity contracts in payment period                                         56,047             62,930
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                   $5,100,009      $12,426,365,277    $15,463,100,152
========================================================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                               Net            Realized         Unrealized
                                            Investment       Gain (Loss)      Gain (Loss)
                                              Income       on Investments    on Investments
--------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $3,128,384      $2,562,397        ($3,610,219)
--------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           153,211,956      42,703,224        (53,862,918)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            18,437,889         521,925          5,612,691
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             2,049,966       2,450,233         (2,015,396)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            15,962,213      11,960,830        (16,355,219)
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            21,997,865      23,920,782          5,826,482
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation               816,486               0             75,991
--------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         1,015,570,023     190,048,495       (448,991,512)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation              (223,647)        231,175          7,331,655
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation               116,367         (49,386)          (104,129)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation                71,714           8,031            (60,361)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             8,817,406       1,967,287         31,233,673
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation               186,430          (9,298)           420,810
--------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation               180,192        (238,686)           395,906
--------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation                91,856        (177,741)            53,600
--------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             1,746,594         975,624           (708,542)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             9,089,898       1,505,797           (303,586)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation                70,732         (47,944)          (110,732)
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)              Net Assets
                                            in Net Assets                 ----------
                                              from Unit          Beginning            End
                                            Transactions          of Year           of Year
------------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $11,804,390         $72,115,304       $86,000,256
------------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           (119,806,746)        968,354,403       982,574,403
 Annuity contracts in payment period                               21,193,276        29,218,792
------------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            (19,343,273)        372,629,553       377,693,504
 Annuity contracts in payment period                                6,218,756         6,384,037
------------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             21,876,020          49,739,310        74,028,644
 Annuity contracts in payment period                                        0            71,489
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            (31,539,579)         79,552,932        59,581,177
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (90,386,869)        236,822,693       198,180,953
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            270,087,653                   0       270,980,130
------------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation           (952,072,750)      6,078,549,136     5,846,282,205
 Annuity contracts in payment period                              292,045,818       328,867,005
------------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             56,413,060           1,098,483        64,734,239
 Annuity contracts in payment period                                        0           116,487
------------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              1,281,526                   0         1,244,378
------------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              1,406,227                   0         1,425,611
------------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation            113,822,649          83,098,319       238,578,749
 Annuity contracts in payment period                                   76,758           437,343
------------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              3,518,535                   0         4,116,477
------------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              4,615,743                   0         4,953,155
------------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              2,048,312                   0         2,016,027
------------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             18,514,701          32,749,254        53,070,226
 Annuity contracts in payment period                                   53,658           261,063
------------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation              8,301,664         240,346,197       258,856,854
 Annuity contracts in payment period                                        0            83,117
------------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,649,010                   0         1,561,066
------------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                                Net           Realized        Unrealized
                                             Investment      Gain (Loss)      Gain (Loss)
                                               Income     on Investments   on Investments
-------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation               $34,075       ($632,566)       ($237,039)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation                72,311         170,847        3,765,980
-------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation             3,912,500       1,912,051        2,389,226
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation             9,927,989       6,494,005        3,583,644
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation            16,421,511       2,297,310       37,802,599
-------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                (5,690)        (11,606)           8,863
-------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation               894,375         575,848           27,910
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation             2,664,758         493,267           52,204
-------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            11,718,943       8,948,829       55,916,578
-------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation             1,445,737       1,421,594       15,143,241
-------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (2,715,064)      9,472,868       63,408,377
-------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation             2,053,127       1,503,469       15,336,313
-------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             1,403,917         484,768         (205,615)
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation             5,050,660       2,933,593       22,714,944
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation            13,991,276      27,711,590       75,136,932
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation               341,144      (1,259,258)        (685,957)
-------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             1,386,460         551,760       (8,013,218)
-------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  (980)           (168)          21,009
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
---------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation              $43,856,203        $4,956,212    $47,966,985
 Annuity contracts in payment period                                        0          9,901
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation               22,736,361         2,039,640     28,785,139
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation                1,243,219        54,444,411     63,901,407
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation               15,460,299       190,735,350    226,201,287
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               45,629,738       128,257,345    230,408,503
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                1,619,989                 0      1,611,556
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                 (132,737)       13,449,206     14,814,602
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                  290,089        23,199,341     26,699,659
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation               26,948,171       256,548,805    360,081,326
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation               17,619,975        57,721,771     93,352,318
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               11,462,457       210,600,444    292,229,082
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation               38,532,102        37,451,981     94,876,992
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               16,062,139        14,756,039     32,501,248
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               22,205,253        79,992,417    132,697,360
 Annuity contracts in payment period                                   35,986        235,492
---------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation               70,151,913       429,093,163    615,835,740
 Annuity contracts in payment period                                  116,838        365,972
---------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                  (90,067)        5,788,593      4,094,455
---------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (17,149,400)       42,965,725     19,741,327
---------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  365,906                 0        385,767
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                             Net
                                                                        Net           Change in
                                                      Net            Realized        Unrealized
                                                  Investment        Gain (Loss)      Gain (Loss)
                                                    Income        on Investments   on Investments
--------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                      ($3,966)        ($25,797)        $90,591
--------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                      (10,626)         (19,660)         23,736
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (3,417,298)       6,217,559      91,886,007
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (2,696,448)       3,203,133      44,839,052
--------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   (1,409,082)       1,764,276      29,028,143
--------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (2,085,647)      20,936,373      15,417,811
--------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   (1,234,277)       2,580,929      42,197,410
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,309,062,029     $376,057,759     $34,476,935
==================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                     $915,293                  $0           $976,121
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                    2,263,649                   0          2,253,578
 Annuity contracts in payment period                                              0              3,521
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (13,492,672)        352,966,999        434,156,330
 Annuity contracts in payment period                                         23,166             27,431
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (30,288,218)        227,029,997        242,087,516
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                    5,182,435         116,286,704        150,852,476
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  (35,002,543)        202,699,815        201,965,809
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                    2,934,376         169,450,553        215,872,943
 Annuity contracts in payment period                                              0             56,047
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                 ($448,485,797)    $11,155,254,351    $12,426,365,277
========================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1999, the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP


Hartford, Connecticut
February 3, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI. 75988-00                                        ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements:

      (1)   Included in Part A:
            Condensed Financial Information
      (2)   Included in Part B:
            Financial Statements of Variable Annuity Account C:
            -  Statement of Assets and Liabilities as of December 31, 1999
            -  Statement of Operations for the year ended December 31, 1999
            - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
            -  Condensed Financial Information for the year ended December 31,
               1999
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:
            -  Independent Auditors' Report
            -  Consolidated Statements of Income for the years ended
               December 31, 1999, 1998 and 1997
            -  Consolidated Balance Sheets as of December 31, 1999 and 1998
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
            - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
            -  Notes to Consolidated Financial Statements

   (b) Exhibits

      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
      (2)    Not applicable
      (3.1)  Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
      (4.1)  Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(4)
      (4.2) Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC(5)
      (4.3)  Endorsement (EIP-SDOIB-97) to Variable Annuity Contract
             IP-CDA-IB(5)
      (4.4)  Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC(6)
      (4.5)  Endorsement (EIGET-IC[RegTM]) to Contracts IRA-CDA-IC and
             IP-CDA-IB(7)
      (4.6) Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB(8) (4.7) Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC(9)
      (4.8)  Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC(9)
      (4.9)  Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC(9)
      (5.1)  Variable Annuity Contract Application (304.00.1A)(10)

      (5.2)  Variable Annuity Contract Application (703.00.1A)(11)
      (5.3)  Variable Annuity Contract Application (75988-97)(12)
      (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(13)
      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(14)
      (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(15)
      (7)    Not applicable
      (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(16)
      (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(16)
      (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
      (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(17)
      (8.5) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(18)
      (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(19)
      (8.7) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(19)
      (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
      (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(17)
      (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(19)
      (8.11) Third Amendment dated May 1, 2000 to Service Agreement between
             Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(19)
      (8.12) Fund Participation Agreement among Calvert Responsibly Invested
             Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(20)
      (813) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(20)
      (8.14) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(15)
      (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
             1996(21)

      (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
             and May 1, 1997(22)
      (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and November 6, 1997(2)
      (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, November 6, 1997 and May 1, 1998(18)
      (8.19) Fund Participation Agreement between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
             and March 1, 1996(15)
      (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
             1996(21)
      (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund
             Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
             March 1, 1996 and May 1, 1997(23)
      (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997 and January 20, 1998(2)
      (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, January 20, 1998 and May 1, 1998(18)
      (8.24) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)

      (8.25) Amendment dated January 1, 1997 to Service Agreement between Aetna
             Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(21)
      (8.26) Service Contract between Fidelity Distributors Corporation and
             Aetna Life Insurance and Annuity Company dated May 2, 1997(17) (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna
             Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(25)
      (8.28) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(17)
      (8.29) Second Amendment dated December 1, 1999 to Fund Participation
             Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(18)
      (8.30) Service Agreement between Janus Capital Corporation and Aetna Life
             Insurance and Annuity Company dated December 8, 1997(25)
      (8.31) Fund Participation Agreement dated March 11, 1997 between Aetna
             Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(26)
      (8.32) First Amendment dated December 1, 1999 to Fund Participation
             Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(18)
      (8.33) Service Agreement effective as of March 11, 1997 between
             Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(26)
      (9)    Opinion and Consent of Counsel
      (10)   Consent of Independent Auditors
      (11)   Not applicable
      (12)   Not applicable
      (13)   Schedule for Computation of Performance Data(11)
      (14.1) Powers of Attorney(19)
      (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999
10. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
16. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
22. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
26. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor

Thomas J. McInerney                  Director and President

Shaun P. Mathews                     Director and Senior Vice President

Catherine H. Smith                   Director, Chief Financial Officer and
                                     Senior Vice President

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Senior Vice President, General
                                     Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

   As of February 29, 2000, there were 597,695 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

      (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
            Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

      (b)   See Item 25 regarding the Depositor.

      (c)   Compensation as of December 31, 1999:

      (1)               (2)              (3)             (4)           (5)

Name of          Net Underwriting  Compensation
Principal        Discounts and     on Redemption      Brokerage
Underwriter      Commissions       or Annuitization   Commissions  Compensation*
-----------      -----------       ----------------   -----------  -------------

Aetna Life                             $5,240,551                  $159,707,139
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of April, 2000.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                              By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                              By:  Thomas J. McInerney*
                                   ------------------------------------------
                                   Thomas J. McInerney
                                   President


   As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                         Date
---------                  -----                                         ----

Thomas J. McInerney*       Director and President                   )
--------------------------  (principal executive officer)           )
Thomas J. McInerney                                                 )
                                                                    )
Shaun P. Mathews*           Director                                ) April
--------------------------                                          )
Shaun P. Mathews                                                    ) 17, 2000
                                                                    )
Catherine H. Smith*         Director and Chief Financial Officer    )
--------------------------                                          )
Catherine H. Smith                                                  )
                                                                    )
Deborah Koltenuk*          Vice President, Corporate Controller,    )
-------------------------- and Assistant Treasurer                  )
Deborah Koltenuk                                                    )


By:    /s/  J. Neil McMurdie
       -----------------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.      Exhibit
-----------      -------

99-B.9           Opinion and Consent of Counsel                   ------------

99-B.10          Consent of Independent Auditors                  ------------